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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Philip A. Taylor       11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:      2/28

Date of reporting period:      11/30/14

Item 1. Schedule of Investments.

Invesco High Yield Municipal Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	VK-HYM-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–108.64%

Alabama–2.03%
Cullman (County of) Health Care Authority (Regional Medical Center); Series 2009 A, RB	7.00%	02/01/36	$4,400	$4,821,080
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	13,170	13,192,389
Series 2008 A, Retirement Facility RB	6.88%	01/01/43	4,470	4,728,590
Series 2011 A, Retirement Facility RB	7.50%	01/01/47	2,600	2,899,754
Series 2012 A, Retirement Facility RB	5.63%	01/01/42	7,050	7,064,311
Jefferson (County of); Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (a)(b)	6.50%	10/01/38	7,000	4,743,690
Series 2013 C, Sr. Lien Sewer Revenue Conv. CAB Wts. (INS-AGM) (a)(b)	6.60%	10/01/42	11,700	7,854,093
Series 2013 F, Sr. Lien Sewer Revenue Conv. CAB Wts. (b)	7.75%	10/01/46	96,055	57,582,091
Series 2013 F, Sub. Lien Sewer Revenue Conv. CAB Wts. (b)	7.50%	10/01/39	27,640	16,740,166
Series 2013-F, Sub. Lien Sewer Revenue Conv. CAB Wts. (b)	7.90%	10/01/50	49,800	29,583,192
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB (c)	6.95%	01/01/20	3	0
				149,209,356

Alaska–0.02%

Northern Tobacco Securitization Corp.; Series 2006 B, First Sub. Asset-Backed CAB RB (d)	0.00%	06/01/46	27,225	831,452
Series 2006 C, Second Sub. Asset-Backed CAB RB (d)	0.00%	06/01/46	20,860	661,262
				1,492,714

Arizona–3.50%

Flagstaff (City of) Industrial Development Authority (Senior Living Community Northern Arizona); Series 2007, Ref. RB	5.70%	07/01/42	17,830	17,865,125
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community); Series 2014, Ref. RB	5.50%	11/15/34	3,695	3,690,455
Series 2014, Ref. RB	5.75%	11/15/40	6,015	6,048,804
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/42	2,850	2,979,932
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.75%	07/01/44	5,250	5,953,657
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/42	2,770	2,806,536
Phoenix Civic Improvement Corp.; Series 2008 A, Sr. Lien Airport RB (f)	5.00%	07/01/22	3,500	3,944,955
Series 2008 A, Sr. Lien Airport RB (f)	5.00%	07/01/24	5,000	5,628,150
Series 2008 A, Sr. Lien Airport RB (f)	5.00%	07/01/26	5,000	5,607,600
Series 2009 A, Jr. Lien Water System RB (f)	5.00%	07/01/27	8,935	10,248,266
Series 2009 A, Jr. Lien Water System RB (f)	5.00%	07/01/28	6,785	7,713,663
Series 2009 A, Jr. Lien Water System RB (f)	5.00%	07/01/29	5,500	6,232,050
Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Education Facility RB	5.70%	12/01/26	2,200	2,213,420
Series 2006, Education Facility RB	5.80%	12/01/36	4,385	4,394,559
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.); Series 2006, Education Facility RB	6.25%	06/01/26	4,225	4,251,153
Series 2006, Education Facility RB	6.38%	06/01/36	4,890	4,922,323
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB (g)(h)	7.00%	01/01/16	16,000	17,481,760
Pima (County of) Industrial Development Authority (Coral Academy Science); Series 2008 A, Education Facilities RB	7.13%	12/01/28	2,120	2,204,864
Series 2008 A, Education Facilities RB	7.25%	12/01/38	3,285	3,425,795
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.25%	05/01/44	3,000	3,118,320

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/43	$250	$246,288
Series 2013, Ref. Education Facility RB	6.00%	07/01/48	2,975	2,886,940
Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/33	2,905	2,504,342
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2006, Water & Wastewater RB (e)(i)	5.60%	12/01/22	2,000	2,041,840
Series 2006, Water & Wastewater RB (e)(i)	5.75%	12/01/32	7,120	7,249,086
Series 2007, Water & Wastewater RB (i)	6.55%	12/01/37	990	1,010,770
Series 2008, Water & Wastewater RB (i)	7.50%	12/01/38	12,235	12,916,245
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB	8.50%	07/01/39	1,700	1,913,129
Pima (County of) Industrial Development Authority (Milestones Charter School District); Series 2003, Education Facility RB	7.50%	11/01/33	3,030	2,662,249
Series 2005, Education Facility RB	6.75%	11/01/33	2,865	2,321,395
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools); Series 2006, Education Facility RB	6.50%	04/01/26	2,690	2,719,402
Series 2006, Education Facility RB	6.75%	04/01/36	3,805	3,846,208
Pima (County of) Industrial Development Authority (Paradise Education Center); Series 2006, Ref. Education RB	5.88%	06/01/22	535	548,594
Series 2006, Ref. Education RB	6.00%	06/01/36	830	842,931
Series 2010, Education RB	6.10%	06/01/45	1,400	1,463,196
Pima (County of) Industrial Development Authority (Premier & Air Co.); Series 2005, Education Facility RB (c)	7.00%	09/01/35	5,092	1,527,244
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/37	3,358	3,158,132
Pima (County of) Industrial Development Authority (Skyline Technical High School); Series 2004, Education Facility RB	7.50%	02/01/34	4,300	3,771,487
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/27	5,310	5,053,792
Red Hawk Canyon Community Facilities District No. 2; Series 1998 A, Assessment RB	6.50%	12/01/17	1,570	1,572,167
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/37	34,810	39,786,089
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB (e)	7.13%	07/01/27	2,084	2,087,605
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/29	362	362,405
Tempe (City of) Industrial Development Authority (Friendship Village); Series 2012 A, Ref. RB	6.25%	12/01/42	2,700	2,900,772
Series 2012 A, Ref. RB	6.25%	12/01/46	4,100	4,396,758
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, Education RB	5.75%	07/01/33	3,000	3,211,650
Series 2013, Education RB	6.00%	07/01/43	3,625	3,885,928
Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2013, Ref. MFH RB	6.00%	11/01/45	4,435	3,020,634
University Medical Center Corp.; Series 2009, Hospital RB	6.25%	07/01/29	1,650	1,911,740
Series 2009, Hospital RB	6.50%	07/01/39	2,100	2,448,789
Series 2011, Hospital RB	6.00%	07/01/39	2,600	3,070,964
Verrado Community Facilities District No. 1; Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/31	5,915	6,021,825
Vistancia Community Facilities District; Series 2002, Unlimited Tax GO Bonds	6.75%	07/15/22	3,665	3,676,508
				257,768,491

California–14.43%

ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/47	6,000	6,499,560
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	4,340	4,652,003
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)(f)	5.00%	09/15/32	14,990	16,392,764
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB (f)(g)(h)	5.13%	04/01/19	22,295	26,224,271
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB (f)	5.25%	04/01/40	6,255	8,423,233
Series 2012 U-2, Ref. RB (f)	5.00%	10/01/32	8,745	11,253,066
Series 2014 U-6, RB (f)	5.00%	05/01/45	15,000	19,820,100

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	$3,000	$3,621,510
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	2,000	2,004,300
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada); Series 2012, RB (e)	6.63%	01/01/32	1,000	1,073,140
Series 2012, RB (e)	6.88%	01/01/42	1,500	1,611,480
Series 2014, RB	5.25%	01/01/45	1,295	1,295,000
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (e)	6.13%	07/01/38	2,860	2,980,635
Series 2008 B, Educational Facility RB (e)	6.13%	07/01/43	2,000	2,079,020
Series 2008 B, Educational Facility RB (e)	6.13%	07/01/48	3,840	3,981,658
California (State of) Municipal Finance Authority (High Tech High-Media Arts); Series 2008 A, Educational Facility RB (e)	6.00%	07/01/38	1,170	1,218,497
Series 2008 A, Educational Facility RB (e)	6.13%	07/01/48	2,415	2,512,131
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,149,680
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2012 A, Charter School Lease RB	5.75%	07/01/30	7,290	7,625,486
Series 2012 A, Charter School Lease RB	6.00%	07/01/42	5,355	5,612,790
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (e)(i)	5.00%	07/01/37	13,500	14,503,995
Series 2012, Water Furnishing RB (e)(i)	5.00%	11/21/45	22,210	23,680,968
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.40%	07/01/48	3,000	3,421,650
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	5,000	4,951,000
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,275,340
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	8,000	8,246,240
Series 2011, RB	7.25%	11/01/31	1,500	1,761,555
Series 2011, RB	7.50%	11/01/41	5,500	6,497,260
Series 2014 A, RB	6.13%	11/01/33	1,560	1,759,259
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation - Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	6.00%	05/15/40	5,000	5,519,550
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/34	4,350	4,705,308
California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	3,020	3,019,789
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	3,500	3,502,345
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2007, RB	5.40%	06/01/17	1,890	1,977,639
Series 2007, RB	5.63%	06/01/33	4,940	5,075,257
Series 2010, RB	7.50%	06/01/42	1,700	1,893,545
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (e)	7.00%	11/15/29	1,745	2,096,775
Series 2009, Senior Living RB (e)	7.25%	11/15/41	3,500	4,191,950
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	4.75%	10/01/19	3,910	3,915,396
Series 2012, RB	6.00%	10/01/42	2,895	3,105,901
Series 2012, RB	6.00%	10/01/47	1,785	1,910,914

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority Community Facilities District 2007-1 (Orinda); Series 2007, Special Tax RB	6.00%	09/01/29	$2,710	$2,793,414
Series 2007, Special Tax RB	6.00%	09/01/37	6,130	6,317,455
California (State of) Statewide Communities Development Authority; Series 2008 A, Special Assessment RB	6.63%	09/02/38	7,610	7,864,402
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2002, Tobacco Settlement Asset-Backed RB	6.00%	05/01/43	15,000	14,998,200
California County Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB (d)	0.00%	06/01/33	11,445	3,197,390
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/38	9,380	7,628,097
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/45	3,675	2,973,663
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 A, Ref. VRD RB (LOC-Union Bank N.A.) (j)(k)	0.04%	11/01/26	4,500	4,500,000
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2); Series 2008, Special Tax RB	6.10%	09/01/28	2,615	2,777,470
Series 2008, Special Tax RB	6.20%	09/01/38	5,960	6,269,801
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/46	227,175	41,888,798
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	2,510	2,719,761
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, Special Tax RB	6.50%	09/01/23	1,435	1,566,073
Series 2008, Special Tax RB	6.75%	09/01/28	2,950	3,215,175
Series 2008, Special Tax RB	6.88%	09/01/38	5,140	5,640,482
Foothill-Eastern Transportation Corridor Agency; Series 2013 C, Ref. Jr. Lien Toll Road RB	6.50%	01/15/43	10,750	12,742,941
Series 2014 A, Ref. Conv. Toll Road CAB RB (b)	6.85%	01/15/42	5,000	3,206,150
Series 2014 A, Ref. Toll Road CAB RB (INS-AGM) (a)(d)	0.00%	01/15/36	65,000	24,914,500
Series 2014 A, Ref. Toll Road CAB RB (INS-AGM) (a)(d)	0.00%	01/15/37	20,000	7,294,400
Series 2014 A, Ref. Toll Road RB	6.00%	01/15/49	20,000	23,252,800
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-BHAC) (a)(f)	5.00%	06/01/45	40,380	41,287,742
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	36,880	34,839,061
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	33,870	28,064,343
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	44,490	34,166,985
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.75%	06/01/47	40,040	33,786,953
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/37	37,500	30,155,250
Hawthorne (City of) Community Facilities District No. 2006-1; Series 2006, Special Tax RB	5.00%	09/01/30	3,000	3,144,600
Hesperia (City of) Public Financing Authority (Redevelopment & Housing); Series 2007 A, Tax Allocation RB (INS-SGI) (a)	5.00%	09/01/31	1,495	1,536,860
Series 2007 A, Tax Allocation RB (INS-SGI) (a)	5.00%	09/01/37	3,395	3,465,718
Inland Empire Tobacco Securitization Authority; Series 2007 A, Tobacco Settlement RB	5.00%	06/01/21	4,190	4,133,309
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB (d)	0.00%	06/01/36	49,000	9,172,800
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB (d)	0.00%	06/01/57	32,090	317,370
Long Beach (City of) Bond Finance Authority; Series 2007 A, Natural Gas Purchase RB	5.50%	11/15/37	9,285	11,364,469
Los Alamitos Unified School District (Capital); Series 2012, Conv. CAB COP (b)	6.05%	08/01/42	9,000	6,558,120
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/22	550	554,620
Los Angeles (City of) Department of Water & Power; Series 2014 D, Power System RB (f)	5.00%	07/01/44	21,000	23,923,410
Los Angeles (City of) Department of Water & Power; Series 2012-B, Waterworks RB (f)	5.00%	07/01/43	66,530	74,661,962
M-S-R Energy Authority; Series 2009 A, Gas RB	6.50%	11/01/39	10,735	14,588,543
Series 2009 B, Gas RB	6.50%	11/01/39	8,415	11,435,732
Series 2009 C, Gas RB	6.50%	11/01/39	6,885	9,356,508
Series 2009 C, Gas RB	7.00%	11/01/34	5,000	7,012,050
Modesto (City of) Irrigation District Financing Authority (Domestic Water); Series 2007, Floating Rate RB (INS-NATL) (a)(l)	0.79%	09/01/37	850	750,482
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (e)	6.50%	03/01/28	5,515	6,124,132

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Murrieta (City of) Community Facilities District No. 2 (The Oaks Improvement Area); Series 2004 B, Special Tax RB	6.00%	09/01/27	$990	$992,604
Series 2004 B, Special Tax RB	6.00%	09/01/34	1,985	1,988,692
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	4,750	6,061,380
Orange (City of) Community Facilities District No. 06-1 (Del Rio Public Improvements); Series 2010, Special Tax RB	6.00%	10/01/40	3,500	3,628,660
Perris (City of) Public Financing Authority; Series 2006, Tax Allocation RB	5.35%	10/01/36	1,350	1,351,525
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/19	3,915	3,928,076
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2005, Special Tax RB	5.50%	09/01/37	2,000	2,020,700
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,780	1,996,946
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/48	7,000	7,967,470
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB	6.13%	09/01/38	1,000	1,071,470
Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	11,110	11,507,738
San Bernardino City Unified School District; Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/36	7,650	2,930,944
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/37	13,130	4,823,699
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/38	13,515	4,744,981
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/39	13,895	4,633,982
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/40	14,280	4,521,048
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/41	14,080	4,251,456
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	20,980	25,216,072
Series 2011, RB	8.00%	12/01/31	9,875	12,385,126
San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds (b)	5.25%	07/01/42	20,000	10,055,000
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.25%	08/01/28	1,000	1,159,340
Series 2009 D, Tax Allocation RB	6.50%	08/01/30	1,000	1,159,840
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, Special Tax CAB RB (d)	0.00%	08/01/36	5,710	1,757,652
Series 2013 C, Special Tax CAB RB (d)	0.00%	08/01/38	2,000	536,740
Series 2013 C, Special Tax CAB RB (d)	0.00%	08/01/43	17,000	3,367,700
San Gorgonio Memorial Health Care District (Election 2006); Series 2006 C, Unlimited Tax GO Bonds (g)(h)	7.20%	08/01/17	13,000	15,301,130
San Joaquin Hills Transportation Corridor Agency; Series 2014 A, Ref. Sr. Toll Road RB	5.00%	01/15/50	10,000	10,510,700
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/44	7,000	7,475,860
Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/49	13,000	13,591,630
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB (i)	6.40%	12/01/41	14,123	14,126,531
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101); Series 2003, Special Tax RB	6.60%	09/01/27	2,000	2,003,800
Series 2003, Special Tax RB	6.65%	09/01/32	2,630	2,634,129
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB	7.00%	09/01/36	3,500	4,144,420
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS-AGM) (a)(b)	6.75%	02/01/52	7,500	4,111,725
Southern California Logistics Airport Authority; Series 2007, Tax Allocation RB (m)	6.15%	12/01/43	4,400	1,539,956
Series 2008 A, Tax Allocation CAB RB (d)	0.00%	12/01/45	18,085	542,912
Series 2008 A, Tax Allocation CAB RB (d)	0.00%	12/01/46	18,085	515,784
Series 2008 A, Tax Allocation CAB RB (d)	0.00%	12/01/47	18,085	447,061
Series 2008 A, Tax Allocation CAB RB (d)	0.00%	12/01/48	18,085	416,317
Series 2008 A, Tax Allocation CAB RB (d)	0.00%	12/01/49	18,085	380,147
Series 2008 A, Tax Allocation CAB RB (d)	0.00%	12/01/50	18,085	353,019
Series 2008 A, Tax Allocation RB	6.00%	12/01/33	1,475	473,652

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB (d)	0.00%	06/01/46	$35,000	$910,000
Series 2006, Tobacco Settlement Asset-Backed Second Sub. CAB RB (d)	0.00%	06/01/46	27,200	610,640
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB (d)	0.00%	06/01/46	47,000	979,480
Series 2006 A-1, Sr. RB	4.75%	06/01/25	10	9,938
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	21,715	17,627,803
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	2,500	1,955,875
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/31	4,015	4,033,148
Victor Valley Union High School District (Election of 2008); Series 2013 B, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/43	11,855	2,483,267
Series 2013 B, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/44	12,475	2,446,722
Series 2013 B, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/47	14,550	2,361,174
Series 2013 B, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/48	7,000	1,066,310
Series 2013 B, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/49	15,715	2,247,402
Series 2013 B, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/52	37,560	4,414,427
Yuba City (City of) Redevelopment Agency (Housing Set-Aside); Series 2004 B, Tax Allocation RB	6.00%	09/01/31	1,060	1,062,141
Series 2004 B, Tax Allocation RB	6.00%	09/01/39	1,880	1,883,403
Yuba City (City of) Redevelopment Agency (Redevelopment); Series 2004, Tax Allocation RB	6.00%	09/01/31	1,800	1,803,636
				1,062,726,931

Colorado–4.09%

Arista Metropolitan District; Series 2005, Special Limited Tax GO Bonds	6.75%	12/01/35	1,964	1,968,164
Beacon Point Metropolitan District; Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	1,545	1,555,382
Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	3,510	3,528,287
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/32	4,005	3,798,062
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds (c)	7.00%	12/01/23	60	21,401
Castle Oaks Metropolitan District; Series 2005, Limited Tax GO Bonds (g)(h)	6.00%	12/01/15	805	849,927
Series 2005, Limited Tax GO Bonds (g)(h)	6.13%	12/01/15	1,286	1,359,379
Central Platte Valley Metropolitan District; Series 2014, Ref. Unlimited Tax GO Bonds	5.00%	12/01/43	1,250	1,263,825
Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB (e)	6.13%	12/15/35	2,690	2,724,889
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	3,195	2,816,648
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy); Series 2008, Charter School RB	6.25%	07/01/28	1,650	1,715,851
Series 2008, Charter School RB	6.50%	07/01/38	1,000	1,037,070
Series 2013, Charter School RB	7.45%	08/01/48	2,245	2,627,503
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,576,335
Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy); Series 2007, Charter School RB	5.88%	10/01/27	2,500	2,601,725
Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,688,612
Series 2008 A, Charter School RB	7.25%	10/01/39	500	546,315
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB (e)	6.75%	04/01/40	1,820	1,860,313
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB (e)	8.25%	11/01/39	2,855	3,114,948
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (Acquired 07/27/07-03/31/08; Cost $2,302,785) (e)	5.75%	05/15/37	2,395	1,806,860
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	2,000	2,253,880

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Colorado (State of) Educational and Cultural Facilities Authority (Skyview Academy); Series 2014, Ref. & Improvement Charter School RB (e)	5.38%	07/01/44	$1,350	$1,411,695
Series 2014, Ref. & Improvement Charter School RB (e)	5.50%	07/01/49	1,600	1,671,920
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/39	4,000	4,460,160
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.75%	01/01/37	9,355	9,552,765
Series 2011, RB	6.38%	01/01/41	1,615	1,749,642
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (f)	5.00%	01/01/44	21,000	23,425,500
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB	6.00%	11/15/30	1,600	1,765,600
Series 2010 A, RB	6.25%	11/15/40	4,750	5,230,320
Series 2011, RB	5.75%	11/15/31	1,000	1,094,630
Series 2011, RB	6.00%	11/15/40	1,195	1,312,349
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/22	800	799,464
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	3,260	3,154,865
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	5,815	5,415,161
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	13,935	15,625,037
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB (c)	7.00%	12/01/29	2,500	1,783,625
Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,000	1,012,980
Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	9,000	9,074,250
Country Club Village Metropolitan District; Series 2006, Limited Tax GO Bonds	6.00%	12/01/34	589	526,095
Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds (l)	5.00%	12/01/37	2,630	2,245,862
Denver (City & County of) (United Airlines); Series 2007 A, Ref. Special Facilities Airport RB (i)	5.25%	10/01/32	17,110	17,530,222
Series 2007 A, Ref. Special Facilities Airport RB (i)	5.75%	10/01/32	11,400	11,830,806
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB (n)	3.38%	12/01/32	4,500	2,003,940
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/40	5,393	5,999,659
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	995	1,049,387
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/36	2,880	2,900,333
High Plains Metropolitan District; Series 2005 A, Limited Tax GO Bonds (n)	2.76%	12/01/25	2,220	1,253,745
Series 2005 A, Limited Tax GO Bonds (n)	2.81%	12/01/35	4,000	2,243,240
Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,350	987,457
Lafayette (City of) (Rocky Mountain Instrument); Series 1998 A, IDR (i)	7.00%	10/01/18	2,885	2,673,241
Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/36	1,583	1,407,018
Lincoln Park Metropolitan District; Series 2008, Ref. & Improvement Unlimited Tax GO Bonds (g)(h)	6.13%	12/01/17	6,250	7,209,625
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds (g)(h)	6.20%	12/01/17	5,550	6,414,468
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	6,230	6,344,943
Montrose (County of) (The Homestead at Montrose, Inc.); Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	55	55,086
Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	300,465
Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	801,240
Series 2003 A, Health Care Facilities RB	7.00%	02/01/38	6,200	6,206,758
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	5,500	5,574,030
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds (n)	1.80%	12/01/34	1,500	398,310
Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	4,500	4,392,855
Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	7,450	7,048,445
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.50%	11/15/38	35,700	48,628,041
Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/37	1,000	974,070
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/35	1,000	395,840

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Tallgrass Metropolitan District; Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/37	$4,712	$4,685,801
University of Colorado; Series 2014 A, Enterprise RB (f)	5.00%	06/01/46	16,835	19,247,287
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds (d)(m)	0.00%	12/01/40	1,000	632,880
				301,216,488

Connecticut–0.35%

Connecticut (State of) Health & Educational Facilities Authority (St. Mary’s Hospital); Series 1997 E, RB	5.88%	07/01/22	3,660	3,666,515
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (c)(e)	5.13%	10/01/36	4,405	1,751,252
Hamden (Town of) (Whitney Center); Series 2009 A, RB	7.63%	01/01/30	2,880	2,989,296
Series 2009 A, RB	7.75%	01/01/43	10,995	11,280,760
Series 2009 C, RB (g)	7.25%	01/01/16	2,000	2,035,600
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,557,700
Manchester (Town of) Redevelopment Agency (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/99; Cost $431,106) (e)	7.20%	12/01/18	465	471,761
				25,752,884

Delaware–0.10%

Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/42	1,350	1,419,903
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,646,885
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB (i)	6.25%	06/01/28	3,990	3,991,357
				7,058,145

District of Columbia–1.61%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	6.38%	03/01/31	2,000	2,187,580
Series 2011, RB	6.63%	03/01/41	5,150	5,614,685
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	7,000	8,268,680
District of Columbia (Gallaudet University); Series 2011, University RB	5.50%	04/01/41	3,000	3,324,930
District of Columbia (Methodist Home); Series 1999, RB	6.00%	01/01/29	2,545	2,458,317
Series 2009 A, RB	7.50%	01/01/39	1,520	1,521,079
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	12,285	12,650,725
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,340,820
Series 2009, Hospital RB	6.50%	10/01/29	5,000	5,958,050
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB (d)	0.00%	06/15/55	60,320	474,718
District of Columbia Water & Sewer Authority; Series 2013 A, Sub. Lien Public Utility RB (f)	5.00%	10/01/44	27,000	30,504,870
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (f)	5.00%	12/01/25	16,165	18,694,661
Series 2014 C, Unlimited Tax GO Bonds (f)	5.00%	06/01/38	21,000	24,310,860
				118,309,975

Florida–7.39%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	10,500	10,730,370
Series 2007, IDR	5.88%	11/15/42	20,365	20,750,102
Alachua (County of) Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.25%	11/15/44	2,500	2,742,825
Series 2014, RB	6.38%	11/15/49	5,250	5,800,252
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida); Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/32	1,000	1,261,390
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/42	2,500	3,124,850
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/46	2,000	2,495,040

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.00%	11/15/31	$3,000	$3,514,110
Series 2011 A, RB	8.13%	11/15/41	11,200	12,990,432
Series 2011 A, RB	8.13%	11/15/46	6,000	6,943,200
Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB	5.80%	05/01/36	5,795	5,802,360
Bloomingdale (Villages of) Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/36	2,890	2,899,190
Bonnet Creek Resort Community Development District; Series 2002, Special Assessment RB	7.38%	05/01/34	2,945	2,946,230
Series 2002, Special Assessment RB	7.50%	05/01/34	4,170	4,172,168
Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (a)(f)	5.00%	09/01/24	7,555	8,103,115
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (a)(f)	5.00%	09/01/25	7,910	8,483,871
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB (c)	7.88%	05/01/38	4,900	1,982,197
Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/40	1,500	1,642,515
Capital Trust Agency (Million Air One LLC); Series 2011, RB (i)	7.75%	01/01/41	14,400	14,719,680
Caribe Palm Community Development District; Series 2005 A, Special Assessment RB	5.85%	05/01/35	675	685,139
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/20	1,960	1,938,107
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (e)	8.13%	05/15/44	5,560	6,220,194
Series 2014 A, Continuing Care Community RB (e)	8.25%	05/15/49	44,570	49,883,635
Series 2014 B-1, TEMPS-85SM Continuing Care Community RB (e)	6.88%	05/15/21	8,350	8,453,373
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (e)	6.50%	05/15/20	5,000	5,033,850
Cory Lakes Community Development District; Series 2001 A, Special Assessment RB	8.38%	05/01/17	130	135,320
Series 2001 B, Special Assessment RB	8.38%	05/01/17	70	72,864
East Homestead Community Development District; Series 2013, Special Assessment RB	5.63%	11/01/43	2,000	2,094,060
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	14,000	17,049,760
Florida Development Finance Corp. (Palm Bay Academy, Inc.); Series 2006 A, RB (m)	6.00%	05/15/36	2,130	1,363,243
Series 2007 A, RB (m)	6.13%	05/15/37	1,855	1,187,237
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2012 A, Educational Facilities RB	6.00%	06/15/32	4,250	4,311,583
Series 2012 A, Educational Facilities RB	6.13%	06/15/43	4,250	4,289,398
Florida Development Finance Corp. (Sculptor Charter School); Series 2008 A, RB	7.25%	10/01/38	2,710	2,913,629
Series 2012, RB	7.00%	10/01/26	125	140,401
Series 2012, RB	7.25%	10/01/41	595	666,953
Florida Housing Finance Corp. (Westchase Apartments); Series 1998 B, RB (g)(i)	6.61%	07/01/28	9,475	7,206,590
Gramercy Farms Community Development District; Series 2007 A-1, Special Assessment RB (c)	5.25%	05/01/39	1,335	13
Series 2007 A-2, Special Assessment RB (c)	5.25%	05/01/39	1,700	17
Series 2007 B, Special Assessment RB (c)	5.10%	05/01/14	4,385	44
Series 2011, Ref. Special Assessment Conv. CAB RB (b)	6.75%	05/01/39	29,070	3,854,391
Hammock Bay Community Development District; Series 2004 A, Special Assessment RB	6.13%	05/01/35	2,420	2,453,565
Harbour Isles Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/35	1,255	1,274,076
Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/23	360	359,939
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR (g)(h)	8.00%	08/15/19	1,000	1,314,380
Jacksonville (City of) Economic Development Commission (Proton Therapy Institute); Series 2007 A, Ref. Health Care Facilities RB (e)	6.25%	09/01/27	10,500	11,347,140
Kendall Breeze Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/34	1,285	1,296,706
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB	6.38%	01/01/43	2,250	2,383,965
Lakeside Landings Community Development District; Series 2007 A, Special Assessment RB (c)	5.50%	05/01/38	1,000	436,420
Series 2007 B, Special Assessment RB (c)	5.25%	05/01/13	1,940	846,655

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Lee (County of) Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	5.25%	10/01/32	$4,500	$4,735,845
Series 2012, Ref. RB	5.75%	10/01/42	10,100	10,839,522
Series 2012, Ref. RB	6.50%	10/01/47	10,000	11,203,300
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR	5.50%	06/15/32	1,880	1,991,728
Series 2012, IDR	5.75%	06/15/42	3,210	3,399,005
Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/28	7,355	7,355,662
Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(f)	5.00%	07/01/30	15,210	16,736,476
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS-AGC) (a)(f)(i)	5.25%	10/01/33	16,500	18,314,670
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	500	577,995
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	250	286,625
Series 2011, Ref. Hospital RB	6.00%	08/01/46	1,000	1,136,140
Miami-Dade (County of) School Board; Series 2008 B, COP (INS-AGC) (a)(f)	5.25%	05/01/26	5,000	5,567,700
Series 2008 B, COP (INS-AGC) (a)(f)	5.25%	05/01/27	10,000	11,135,400
Miami-Dade (County of); Series 2005 A, Sub. Special Obligation CAB RB (INS-NATL) (a)(d)	0.00%	10/01/40	10,070	2,644,886
Series 2009, Sub. Special Obligation CAB RB (d)	0.00%	10/01/35	12,000	4,737,360
Series 2009, Sub. Special Obligation CAB RB (d)	0.00%	10/01/42	42,215	11,311,931
Mount Dora (City of) Health Facilities Authority (Waterman Village); Series 2002 A, RB	6.75%	08/15/25	3,000	2,733,030
Series 2004 A, Ref. RB	5.75%	08/15/18	3,080	2,945,466
Oak Creek Community Development District; Series 2004, Special Assessment RB	5.80%	05/01/35	1,515	1,531,423
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.70%	07/01/26	4,000	4,049,520
Series 2007, First Mortgage RB	5.50%	07/01/32	6,750	6,984,900
Series 2007, First Mortgage RB	5.50%	07/01/38	7,450	7,690,709
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/28	1,680	1,680,437
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/31	3,485	3,490,715
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/31	720	721,181
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/31	195	195,320
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/31	720	721,181
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/31	280	280,459
Orlando (City of); Series 2014 A, Contract Tourist Development Tax Payments RB (f)	5.00%	11/01/39	20,305	23,037,038
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (o)	6.13%	05/01/35	410	4
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	415	416,295
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	570	562,026
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/49	2,750	3,132,140
Palm Beach (County of) Housing Finance Authority (Lake Delray Apartments); Series 1999 A, MFH RB (i)	6.40%	01/01/31	8,005	8,008,122
Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/37	4,460	3,725,081
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/37	1,520	1,341,400
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy); Series 2011 A, RB	6.13%	09/15/21	400	432,320
Series 2011 A, RB	7.13%	09/15/41	3,250	3,562,163
Poinciana West Community Development District; Series 2007, Special Assessment RB	6.00%	05/01/37	1,495	1,502,953
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/23	3,300	3,303,168
Reunion East Community Development District; Series 2002 A-1, Special Assessment RB	7.38%	05/01/33	690	700,868
Series 2002 A-2, Special Assessment RB (m)	7.38%	05/01/33	310	201,491
Series 2005, Special Assessment RB (c)	5.80%	05/01/36	4,300	2,794,871

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (e)	5.50%	10/01/24	$5,350	$5,816,627
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	4,375	4,298,481
Series 2004 A, Special Assessment RB	5.88%	05/01/35	2,475	2,335,163
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB (l)	1.34%	01/01/49	11,363	4,306,728
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/49	4,205	42
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	4,000	4,497,280
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group); Series 2009 A, Ref. RB	6.25%	11/15/29	150	176,987
Series 2009 A, Ref. RB	6.50%	11/15/39	1,000	1,186,400
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,495	1,167,939
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/39	4,580	4,977,040
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)(f)	6.00%	10/01/29	13,440	18,153,408
Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/36	10,590	10,051,922
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB (m)	6.80%	05/01/39	4,895	1,958,245
Turnbull Creek Community Development District; Series 2005, Special Assessment RB	5.80%	05/01/35	3,295	3,294,934
Series 2006, Special Assessment RB	5.25%	05/01/37	3,320	3,061,106
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	2,785	2,829,114
Village Community Development District No. 11; Series 2014, Special Assessment RB	4.50%	05/01/45	5,000	5,011,950
Waterlefe Community Development District; Series 2001, Golf Course RB (c)	8.13%	10/01/25	2,645	182,875
West Villages Improvement District; Series 2007, Special Assessment RB (c)	5.50%	05/01/38	9,000	8,882,910
Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment RB	5.65%	05/01/37	2,435	2,480,559
World Commerce Community Development District; Series 2004 A-2, Special Assessment RB	6.13%	05/01/35	1,415	1,414,986
				544,119,766

Georgia–1.06%

Americus (City of) & Sumter (County of) Hospital Authority (Magnolia Manor Obligated Group); Series 2013 A, Ref. RB	6.25%	05/15/33	3,950	4,347,330
Series 2013 A, Ref. RB	6.38%	05/15/43	8,000	8,719,680
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	12,000	14,161,560
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	4,700	4,812,048
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 A, Special Facilities RB	8.75%	06/01/29	4,500	5,620,545
Series 2009 B, Special Facilities RB (i)	9.00%	06/01/35	9,595	9,897,147
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	2,200	2,451,680
Series 2010, RAC	6.13%	09/01/40	6,510	7,138,801
Main Street Natural Gas, Inc.; Series 2007-A, Gas Project RB	5.50%	09/15/28	9,225	11,150,903
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB (i)	6.13%	01/01/34	9,615	9,875,759
				78,175,453

Guam–0.10%

Guam (Territory of) Waterworks Authority; Series 2005, Water & Wastewater System RB (g)(h)	5.88%	07/01/15	7,250	7,490,265

Hawaii–0.37%

Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	850	1,073,389
Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/44	6,530	8,183,853
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2007 A, Special Purpose RB (INS-FGIC) (a)(i)	4.65%	03/01/37	4,210	4,324,175

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–(continued)

Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (f)	5.25%	04/01/29	$12,000	$13,802,760
				27,384,177

Idaho–0.42%

Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/06; Cost $7,640,000) (c)(e)(i)	7.50%	11/01/24	7,640	76
Idaho (State of) Health Facilities Authority (Terraces of Boise); Series 2014 A, RB	8.00%	10/01/44	4,000	4,233,840
Series 2014 A, RB	8.13%	10/01/49	9,000	9,526,410
Series 2014 B-1, TEMPS-75SM RB	6.50%	10/01/22	2,140	2,165,081
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/37	8,355	8,606,151
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2010 A, Non-profit Facilities RB	6.25%	07/01/40	1,000	1,073,870
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	785,205
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 A, Ref. Non-profit Facilities RB (e)	6.75%	07/01/28	79	78,744
Series 2014 A, Ref. Non-profit Facilities RB (e)	6.75%	07/01/36	526	522,928
Series 2014 A, Ref. Non-profit Facilities RB (e)	6.75%	07/01/48	1,061	1,046,985
Series 2014 B, Ref. Non-profit Facilities CAB RB (d)(e)	0.00%	07/01/49	9,112	739,905
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	839,883
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,662,208
				31,281,286

Illinois–10.04%

Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/18	2,620	2,391,615
Antioch (Village of) Special Service Area No. 1 (Deercrest); Series 2003, Special Tax RB	6.63%	03/01/33	3,569	3,221,379
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/27	2,075	2,262,040
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/23	3,145	3,431,321
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	5,000	5,110,950
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	2,000	2,010,660
Bolingbrook (Village of); Series 2005, Sales Tax RB	5.75%	01/01/15	210	210,004
Series 2005, Sales Tax RB	6.00%	01/01/26	4,500	4,185,000
Series 2005, Sales Tax RB	6.25%	01/01/24	6,000	5,782,260
Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/44	2,775	2,924,017
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/27	2,670	2,741,609
Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/18	4,910	5,170,819
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	2,655	2,044,217
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.63%	12/01/22	3,432	3,448,268
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(f)	5.00%	01/01/33	14,000	14,692,440
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(f)	5.00%	12/01/32	13,050	13,639,469
Chicago (City of) Transit Authority; Series 2014, Sales Tax Receipts RB (f)	5.25%	12/01/49	27,000	30,535,650
Chicago (City of); Series 2011, COP	7.13%	05/01/21	1,000	1,076,950
Series 2011, COP	7.13%	05/01/25	9,700	10,619,851
Series 2011, COP	7.13%	05/01/25	9,185	10,056,014
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	10,000	10,739,600
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (c)(e)	5.50%	03/01/17	3,439	687,353
Deerfield (Village of); Series 2011, Ref. CAB RB (d)	0.00%	10/01/31	1,803	467,302
Series 2011, Ref. RB	6.00%	10/01/42	3,319	3,151,258
Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	78	79,669
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/31	1,530	1,503,715

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/34	$1,625	$1,384,110
Hillside (Village of) (Mannheim Redevelopment); Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	745	814,978
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	8,000	8,698,320
Illinois (State of) Finance Authority (Beacon Hill); Series 2005 A, Ref. RB	5.35%	02/15/15	225	225,639
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	5,575	5,780,439
Series 2007 A, Ref. RB	5.75%	05/15/31	2,825	2,917,067
Illinois (State of) Finance Authority (Clare Oaks); Series 2012 A-1, RB	7.00%	11/15/27	2,880	2,780,266
Series 2012 A-2, RB	7.00%	11/15/27	2,745	2,690,073
Series 2012 A-3, RB	7.00%	11/15/17	710	710,234
Series 2012 B, Ref. Sub. RB (l)	4.00%	11/15/52	9,484	6,145,852
Series 2012 C-1, Ref. Sub. RB (d)	0.00%	11/15/52	3,902	136,139
Series 2012 C-2, Ref. Sub. Conv. RB (p)	4.00%	11/15/52	780	210,596
Series 2012 C-3, Ref. Sub. Conv. RB (p)	4.00%	11/15/52	780	132,557
Illinois (State of) Finance Authority (Clare Water Tower); Series 2010 A-6, Ref. RB (c)	6.00%	05/15/28	1,249	12
Series 2010 A-7, Ref. RB (c)	6.13%	05/15/41	11,264	113
Series 2010 B, Ref. CAB RB (c)(d)	0.00%	05/15/50	5,966	60
Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/16	840	845,015
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	7,000	8,202,600
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB (c)	0.00%	08/15/40	5,500	4,950
Series 2008 A, Ref. RB (c)	6.13%	08/15/28	1,000	900
Series 2008 A, Ref. RB (c)	6.25%	08/15/35	3,500	3,150
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2005 A, RB	5.38%	02/15/25	1,000	1,000,900
Series 2005 A, RB	5.63%	02/15/37	8,000	8,001,120
Series 2010, RB	7.13%	02/15/39	1,710	1,832,282
Series 2010, RB	7.25%	02/15/45	8,900	9,567,500
Illinois (State of) Finance Authority (Greenfields of Geneva); Series 2010 A, RB	7.90%	02/15/25	3,285	3,431,511
Series 2010 A, RB	8.00%	02/15/28	3,000	3,101,850
Series 2010 A, RB	8.13%	02/15/40	14,440	15,369,792
Series 2010 A, RB	8.25%	02/15/46	28,435	30,343,273
Series 2010 C-2, TEMPS-65SM RB	6.75%	02/15/16	1,465	1,466,948
Illinois (State of) Finance Authority (Illinois Institute of Technology); Series 2006 A, RB	5.00%	04/01/31	3,500	3,507,420
Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	5.70%	08/15/28	500	500,345
Series 2006 A, RB	6.00%	08/15/26	3,850	3,937,857
Series 2006 A, RB	6.00%	08/15/39	10,460	10,602,256
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.63%	05/15/42	6,000	6,252,900
Series 2012, Ref. RB	5.75%	05/15/46	1,500	1,572,570
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	3,000	3,042,120
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	20,000	21,479,200
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.); Series 2008, RB	7.63%	09/15/28	3,750	4,113,525
Series 2008, RB	7.75%	09/15/38	8,340	9,337,297
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.00%	05/15/30	1,700	1,164,483
Series 2010 A, RB	8.13%	05/15/40	9,770	6,692,352
Series 2010 A, RB	8.25%	05/15/45	27,155	18,600,903
Series 2010 D-1, TEMPS-75SM RB	7.25%	08/15/16	8,230	5,637,468
Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	495	339,070

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	7.00%	08/15/43	$12,210	$13,321,843
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/43	10,600	10,795,358
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB	7.75%	08/15/34	12,800	15,999,616
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	6.00%	02/01/34	750	774,487
Series 2014, Ref. Sr. Educational Facilities RB	6.13%	02/01/45	1,500	1,528,815
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	24,235	28,867,763
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	5.50%	08/15/30	5,000	5,366,800
Series 2009, RB	6.88%	08/15/38	21,875	25,584,344
Illinois (State of) Finance Authority (Smith Village); Series 2005 A, RB	5.70%	11/15/20	500	511,665
Series 2005 A, RB	6.13%	11/15/25	1,100	1,115,609
Series 2005 A, RB	6.25%	11/15/35	1,500	1,509,975
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	1,905	1,928,355
Series 2010 D-1, TEMPS-75SM RB	7.00%	05/15/18	1,550	1,552,480
Series 2010 D-2, TEMPS-65SM RB	6.38%	05/15/17	2,495	2,498,992
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/25	5,500	5,549,225
Series 2005 A, RB	6.00%	05/15/37	19,685	19,733,425
Illinois (State of) Finance Authority (Three Crowns Park Plaza); Series 2006 A, RB	5.88%	02/15/26	1,000	1,016,640
Series 2006 A, RB	5.88%	02/15/38	1,500	1,515,450
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.); Series 2011, Ref. Charter School RB	6.88%	10/01/31	3,380	3,847,420
Series 2011, Ref. Charter School RB	7.13%	10/01/41	1,000	1,146,030
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (f)	5.25%	10/01/52	27,000	30,320,460
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB (c)	6.90%	11/15/33	8,750	6,781,162
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (i)	5.05%	08/01/29	1,320	1,363,111
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB (f)	5.50%	06/15/50	18,000	19,606,320
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS-ACA) (a)(e)	6.20%	06/15/18	3,005	3,081,733
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (f)	5.50%	01/01/33	29,000	32,032,240
Lombard Public Facilities Corp.; Series 2005 A-1, First Tier Conference Center & Hotel RB	6.38%	01/01/15	270	161,503
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	3,390	3,692,252
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/06; Cost $1,800,000) (e)(m)	5.75%	12/30/25	1,800	957,654
Manhattan (Village of) Special Service Area No. 04-1 (Brookstone Springs); Series 2005, Special Tax RB	6.10%	03/01/35	4,266	4,355,671
Non-Profit Preferred Funding Trust I; Series 2007, Class A-2L, RB (Acquired 08/05/14; Cost $18,103,094) (e)	4.24%	09/15/37	44,302	14,022,777
Series 2007, Class A-2T, RB (Acquired 08/05/14; Cost $10,544,678) (e)	4.37%	09/15/37	25,805	8,117,171
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2007, RB	6.00%	06/01/36	4,875	4,681,804
Series 2011, RB	8.50%	06/01/41	3,290	3,662,296
Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Service Area No. 7 Special Tax RB	6.00%	03/01/36	8,354	8,509,886
Pingree Grove (Village of) Special Service Area No. 2 (Cambridge Lakes); Series 2005-2, Special Tax RB	6.00%	03/01/35	6,773	6,894,711
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (m)	5.80%	03/01/37	5,615	1,918,140
Quad Cities Regional Economic Development Authority (Heritage Woods Moline Supportive Living Facility); Series 2006, MFH RB (i)	6.00%	12/01/41	1,250	1,222,225
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/28	17,050	19,971,347
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (a)	8.00%	06/01/17	2,095	2,373,677

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Southwestern Illinois Development Authority (Eden Retirement Center, Inc.); Series 2006, Senior Care Facilities RB	5.50%	12/01/26	$800	$734,008
Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	2,692,770
Southwestern Illinois Development Authority (U.S. Steel Corp.) Series 2012, RB (i)	5.75%	08/01/42	5,500	5,588,110
St. Charles (City of) (Zylstra); Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	1,535	1,572,086
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	1,980	1,980,931
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/28	1,760	1,760,845
United City of Yorkville (City of) (Storm Water/Water Improvement); Series 2007, Business District RB (c)	6.00%	01/01/26	3,045	2,154,216
Series 2007, Business District RB (c)	6.00%	01/01/27	285	200,865
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (c)	6.25%	03/01/35	5,408	2,927,080
United City of Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax RB (m)	6.00%	03/01/36	2,695	2,673,602
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	4,175	4,228,565
Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB (i)	6.10%	12/01/41	3,800	3,765,230
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.00%	11/15/30	2,000	2,149,680
Series 2010, RB	7.25%	11/15/40	3,200	3,426,048
Series 2010, RB	7.38%	11/15/45	1,700	1,818,762
Series 2012, RB	6.00%	05/15/42	6,460	6,442,436
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	3,708	3,733,919
Western Illinois Economic Development Authority (Carthage Memorial Hospital); Series 2008 B, Hospital RB	7.00%	06/01/33	2,295	2,451,542
Series 2008 B, Hospital RB	7.05%	06/01/37	4,700	5,003,056
Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Increment Allocation RB	6.00%	01/01/25	8,030	8,033,373
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (i)	7.00%	12/01/42	2,955	3,069,565
				739,058,563

Indiana–2.27%

Carmel (City of) (Barrington Carmel); Series 2012 A, RB	7.00%	11/15/27	1,550	1,734,295
Series 2012 A, RB	7.00%	11/15/32	2,980	3,283,215
Series 2012 A, RB	7.13%	11/15/42	12,200	13,381,936
Series 2012 A, RB	7.13%	11/15/47	9,940	10,869,589
Series 2012 C-1, TEMPS-75SM RB	5.75%	11/15/19	2,000	2,002,180
Series 2012 C-2, TEMPS-65SM RB	5.25%	11/15/18	1,075	1,075,914
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/29	3,100	3,587,289
Series 2009 A, Economic Development RB	8.00%	11/15/39	9,250	10,547,775
Indiana (State of) Finance Authority (Irvington Community School); Series 2009 A, Educational Facilities RB	7.75%	07/01/23	1,040	1,044,815
Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,378,948
Series 2009 A, Educational Facilities RB	9.00%	07/01/39	3,575	3,695,084
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (i)	5.25%	01/01/51	37,790	40,653,726
Series 2013 A, Private Activity RB (i)	5.00%	07/01/48	4,170	4,411,443
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	7,045	7,391,755
Indiana (State of) Finance Authority (U.S. Steel Corp); Series 2011, Ref. Environmental RB	6.00%	12/01/19	8,000	8,888,160
Indianapolis (City of) (Ritter Affordable Assisted Living); Series 2014, MFH RB	6.90%	12/01/33	5,500	5,783,030
North Manchester (Town of) Economic Development Authority (Peabody Retirement Community); Series 2013, Ref. RB (p)	6.05%	12/01/45	1,558	782,744
Series 2013, Ref. Sub. RB	1.00%	12/01/45	1,341	14

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/38	$1,150	$1,168,849
St. Joseph (County of) Redevelopment District; Series 1997 B, Tax Increment Allocation CAB RB (d)	0.00%	12/30/14	125	124,761
Series 1997 B, Tax Increment Allocation CAB RB (d)	0.00%	12/30/15	125	115,541
Series 1997 B, Tax Increment Allocation CAB RB (d)	0.00%	12/30/16	125	107,000
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (i)	6.75%	01/01/34	10,785	12,332,000
Series 2013, Exempt Facilities RB (i)	7.00%	01/01/44	11,000	12,599,510
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)	5.70%	09/01/37	8,000	8,383,680
Series 2007, RB (e)	5.75%	09/01/42	5,780	6,052,816
Series 2007, RB (e)	5.80%	09/01/47	5,645	5,914,097
				167,310,166

Iowa–3.04%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/28	1,250	1,366,363
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/39	5,000	5,403,300
Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/43	5,500	5,928,560
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.25%	06/15/36	1,250	1,368,638
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	5,755	6,297,927
Des Moines (City of) (Luther Park Apartments, Inc.); Series 2004, Senior Housing RB	6.00%	12/01/23	500	500,655
Series 2004, Senior Housing RB	6.25%	12/01/34	2,245	2,247,088
Series 2007 A, Ref. MFH RB (e)	5.30%	12/01/36	3,500	3,460,555
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	14,000	14,509,320
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/19	10,000	10,561,200
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/25	25,855	27,356,658
Series 2013, Midwestern Disaster Area RB	5.50%	12/01/22	27,195	28,471,261
Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.75%	11/15/24	1,000	1,014,900
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/29	1,930	1,943,394
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	2,750	2,753,905
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, Asset-Backed RB	5.60%	06/01/34	27,450	24,667,668
Series 2005 C, Asset-Backed RB	5.50%	06/01/42	23,435	19,590,723
Series 2005 C, Asset-Backed RB	5.63%	06/01/46	33,390	28,393,854
Series 2005 D, Asset-Backed CAB RB (d)	0.00%	06/01/46	172,800	16,834,176
Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/37	1,435	1,486,890
Marion (City of) (Village Place at Marion); Series 2005 A, MFH RB	5.65%	09/01/25	155	149,539
Series 2005 A, MFH RB	6.00%	09/01/35	400	379,080
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	7,415	7,609,495
Polk (County of) (Luther Park Health Center, Inc.); Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	290,360
Series 2004, Health Care Facilities RB	6.15%	10/01/36	3,100	3,102,418
Series 2007 A, Ref. Health Care Facilities RB	5.30%	04/01/37	4,700	4,700,188
Series 2007 C, Health Care Facilities RB	6.00%	04/01/37	3,320	3,398,717
				223,786,832

Kansas–0.72%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/38	1,900	2,177,495
Lenexa (City of) (Lakeview Village, Inc.); Series 2009, Health Care Facilities RB	7.13%	05/15/29	500	567,660
Series 2009, Health Care Facilities RB	7.25%	05/15/39	1,500	1,697,130

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)

Olathe (City of) (Aberdeen Village, Inc.); Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/30	$1,000	$1,023,780
Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/28	1,500	1,500,585
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	2,500	2,528,700
Olathe (City of) (West Village Center); Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	479,330
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	3,315	2,891,741
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	2,835	2,323,254
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,485	1,505,137
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	920	923,965
Roeland Park (City of) (TDD No. 1); Series 2005, Transportation Development District Sales Tax RB	5.75%	12/01/25	445	353,197
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/25	835	670,037
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/25	1,000	600,420
Wichita (City of) (Larksfield Place); Series 2013 III, Ref. Health Care Facilities & Improvement RB	7.38%	12/15/43	5,000	5,662,900
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	5,000	5,417,600
Series 2013 IV-A, Health Care Facilities RB	6.50%	05/15/48	14,000	15,207,220
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/44	1,850	1,887,370
Series 2014 IV-A, Health Care Facilities RB	5.63%	05/15/49	2,750	2,798,042
Series 2014 IV-B-1, TEMPS-80SM RB	4.25%	11/15/21	3,000	3,008,820
				53,224,383

Kentucky–0.70%

Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB	7.00%	05/15/30	2,500	2,854,650
Series 2011, RB	7.25%	05/15/41	3,050	3,464,617
Series 2011, RB	7.38%	05/15/46	1,000	1,140,680
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000 B, Health System RB (INS-NATL) (a)(d)	0.00%	10/01/26	13,930	9,005,884
Kentucky (State of) Economic Development Finance Authority (Norton Healthcare, Inc.); Series 2000-B, Health System RB (INS-NATL) (a)(d)	0.00%	10/01/27	12,955	7,938,953
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	8,000	9,284,160
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, First Tier Toll Conv. CAB RB (b)	6.60%	07/01/39	10,000	6,899,800
Series 2013 C, First Tier Toll Conv. CAB RB (b)	6.75%	07/01/43	5,000	3,410,450
Series 2013 C, First Tier Toll Conv. CAB RB (b)	6.88%	07/01/46	8,000	5,457,200
Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	1,820	1,995,958
				51,452,352

Louisiana–0.92%

Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (a)	6.50%	12/01/18	3,890	3,985,422
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (c)	5.25%	07/01/17	14,685	5,139,750
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/29	4,250	5,072,077
Series 2010 A-1, RB	6.50%	11/01/35	9,245	11,105,926
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/41	3,000	3,374,790
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (e)	6.38%	12/01/34	29,250	31,884,255

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $1,318,736) (e)	5.75%	10/30/18	$1,188	$1,206,228
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (INS-AGC) (a)	6.00%	01/01/23	3,000	3,489,030
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 1998, Ref. RB	5.70%	11/15/28	2,210	2,211,348
				67,468,826

Maine–0.63%

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB	5.00%	07/01/43	25,300	26,783,592
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/36	3,175	3,586,131
Series 2011, RB	6.75%	07/01/41	11,505	12,904,123
Series 2011, RB	7.50%	07/01/32	2,500	2,964,275
				46,238,121

Maryland–1.49%

Anne Arundel (County of) (National Business Park-North); Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/25	1,000	1,069,870
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	3,250	3,478,475
Anne Arundel (County of) (The Villages at Two Rivers); Series 2014, Special Tax RB (e)	5.25%	07/01/44	2,145	2,177,390
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	15,605	17,121,494
Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	961	964,469
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/36	19,800	20,046,312
Frederick (County of) (Jefferson Technology Park); Series 2013 A, Special Tax RB	7.25%	07/01/43	3,640	4,012,117
Series 2013 B, Tax Increment & Special Tax RB	7.13%	07/01/43	5,290	5,920,885
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/40	8,885	9,053,904
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	6,000	6,786,300
Howard (County of) (Annapolis Junction Town Center); Series 2014, Special Obligation Tax Allocation Bonds	5.80%	02/15/34	720	767,657
Series 2014, Special Obligation Tax Allocation Bonds	6.10%	02/15/44	1,420	1,523,490
Howard (County of) (Vantage House Facility); Series 2007 B, Ref. Retirement Community RB	5.25%	04/01/37	620	582,341
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/36	1,500	1,725,015
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 A, RB	5.25%	01/01/27	4,475	4,577,880
Series 2007 A, RB	5.30%	01/01/37	3,050	3,096,726
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	6.00%	01/01/43	16,105	17,041,989
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB (g)(h)	6.00%	05/01/15	1,500	1,536,255
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 1999, Air Cargo RB (i)	6.50%	07/01/24	5,235	4,970,999
Series 2003, Ref. Air Cargo RB (i)	7.34%	07/01/24	1,030	1,031,102
Maryland Economic Development Corp. (Chesapeake Bay); Series 2006 B, Sr. Lien RB (c)	5.25%	12/01/31	1,500	685,200
Salisbury (City of) (Villages at Aydelotte Farm); Series 2007, Special Obligation Tax Allocation RB (c)	5.25%	01/01/37	4,000	1,456,200
				109,626,070

Massachusetts–2.17%

Massachusetts (State of) Development Finance Agency (Alliance); Series 1999 A, Health Care Facility RB	7.10%	07/01/32	6,565	6,591,391
Massachusetts (State of) Development Finance Agency (Covanta Energy); Series 2012, Ref. Resource Recovery RB (e)(i)	5.25%	11/01/42	21,875	22,482,031

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/34	$5,225	$5,273,122
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.00%	01/01/24	250	250,188
Series 2005, RB	5.50%	01/01/35	500	500,395
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, First Mortgage RB	6.50%	10/01/15	65	65,086
Series 1998, First Mortgage RB	6.75%	10/01/28	4,000	4,001,520
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (f)	5.50%	11/15/36	23,660	27,526,990
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/17	732	707,637
Series 2011 A-1, RB	6.25%	11/15/39	705	548,386
Series 2011 A-1, RB	6.25%	11/15/46	975	756,381
Series 2011 A-2, RB	5.50%	11/15/46	89	68,130
Series 2011 B, CAB RB (d)	0.00%	11/15/56	911	911
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (f)	5.50%	07/01/32	5,015	6,847,682
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB (c)	5.85%	01/15/18	5,565	14,358
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.85%	04/15/23	745	841,939
Series 2009 A, RB	6.90%	04/15/25	895	1,007,502
Series 2009 A, RB	8.00%	04/15/31	1,000	1,177,860
Series 2009 A, RB	8.00%	04/15/39	4,850	5,696,179
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,000	1,188,330
Series 2011 I, RB	6.88%	01/01/41	4,610	5,473,407
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/30	2,465	2,466,233
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 C, Special Facilities RB (INS-AMBAC) (a)(i)(l)	0.22%	01/01/31	17,000	14,386,250
Massachusetts (State of) Port Authority (Delta Airlines Inc.); Series 2001 A, RB (INS-AMBAC) (a)(i)	5.00%	01/01/27	10,105	10,105,606
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (a)(f)	5.50%	08/01/30	32,040	41,785,286
				159,762,800

Michigan–1.37%

Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	5,500	5,579,255
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/43	7,700	7,792,015
Detroit (City of) Water and Sewerage Department; Series 2012 A, Ref. Sr. Lien Sewage Disposal System RB	5.00%	07/01/32	12,725	13,675,685
Detroit Community High School; Series 2005, Public School Academy RB	5.65%	11/01/25	1,185	963,654
Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	763,770
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/30	1,590	1,066,826
Kentwood Economic Development Corp. (Holland Home); Series 2012, Ref. Limited Obligation RB	5.63%	11/15/32	3,500	3,737,510
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/41	4,160	4,372,409
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB (i)	5.00%	07/01/44	5,125	5,293,049
Series 2014-D-4, Water Supply Ref. Second Lien RB	5.00%	07/01/31	7,000	7,660,870
Series 2014-D-4, Water Supply Ref. Second RB	5.00%	07/01/32	4,000	4,364,200
Series 2014-D-6, Water Supply Ref. Second Lien RB	5.00%	07/01/34	8,700	9,434,019
Series 2014-D-6, Water Supply Ref. Second Lien RB (INS-NATL) (a)	5.00%	07/01/36	6,000	6,556,380
Michigan (State of) Finance Authority (Public School Academy - Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/33	4,750	4,761,875
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (i)	7.50%	01/01/21	2,470	2,470,741
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group); Series 2014 D, Ref. Hospital RB	5.00%	09/01/39	7,000	7,713,230

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/47	$4,000	$4,195,320
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/33	3,100	3,226,604
Wayne Charter County Economic Development Corp. (Rivers of Grosse Point); Series 2013, First Mortgage RB	7.88%	12/01/43	4,000	4,161,040
Wenonah Park Properties, Inc. (Bay City Hotel); Series 2002, RB (n)	3.75%	04/01/33	11,620	2,177,356
Series 2002, RB (n)	3.94%	04/01/22	3,485	653,019
				100,618,827

Minnesota–2.92%

Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/42	3,275	3,315,545
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/46	4,070	4,348,510
Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center); Series 2010 A, RB	6.63%	05/01/30	500	540,630
Series 2010 A, RB	6.88%	05/01/40	1,000	1,080,200
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/40	2,500	2,636,675
Baytown (Township of) (St. Croix Preparatory Academy); Series 2008 A, Lease RB	6.75%	08/01/28	1,000	1,047,920
Series 2008 A, Lease RB	7.00%	08/01/38	700	734,531
Becker (City of) (Shepherd of Grace); Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	1,000,710
Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	1,000,500
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC); Series 2010, Recovery Zone Facility RB	6.25%	12/01/16	1,050	1,078,812
Series 2010, Recovery Zone Facility RB	6.75%	12/01/18	1,755	1,855,842
Series 2010, Recovery Zone Facility RB	8.00%	12/01/25	1,625	1,779,229
Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	11,000	12,524,270
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	8.38%	03/01/23	100	108,239
Series 2009 A, Lease RB	9.00%	03/01/29	2,620	2,873,511
Series 2009 A, Lease RB	9.25%	03/01/39	8,000	8,848,720
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	2,000	2,013,080
Cold Spring (City of) (Assumption Home, Inc.); Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	10	10,041
Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	10	10,029
Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,055,280
Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	3,000	2,958,780
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	18,000	18,435,060
Lake Crystal (City of) (Ecumen-Second Century); Series 2006 A, Ref. Housing RB	5.70%	09/01/36	2,000	2,007,340
Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/40	1,045	1,112,643
Minneapolis (City of) (Ivy Tower); Series 2005, Tax Increment Allocation RB	5.70%	02/01/29	1,000	971,810
Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	4,000	4,040,120
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/37	4,345	4,377,805
Minneapolis (City of) (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/49	6,500	6,642,870
Moorhead (City of) (Sheyenne Crossing); Series 2006, Sr. Housing RB	5.65%	04/01/41	5,000	5,053,100
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program); Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	70,648
Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	2,010,580
Series 2005 A, Ref. Governmental Housing RB	6.25%	07/01/40	5,000	5,022,950
Series 2006, Ref. Governmental Housing RB	5.25%	07/01/26	850	850,111
Series 2006, Ref. Governmental Housing RB	5.45%	07/01/41	2,340	2,340,023
Oak Park Heights (City of) (Oakgreen Commons); Series 2010, Housing RB	6.75%	08/01/31	1,500	1,656,600
Series 2010, Housing RB	7.00%	08/01/45	3,000	3,303,870

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Orono (City of) (Orono Woods Apartments); Series 2006 A, Ref. Senior Housing RB	5.40%	11/01/41	$4,700	$3,983,532
Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB	5.40%	06/01/41	7,500	7,569,975
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/35	2,000	2,178,700
Rochester (City of) (Homestead at Rochester, Inc.); Series 2013 A, Health Care & Housing RB	6.88%	12/01/48	6,000	6,733,980
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	2,000	2,252,880
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,759,047
Sartell (City of) (Country Manor Campus LLC); Series 2010 A, Health Care Facilities RB	6.25%	09/01/36	925	955,978
Series 2013, Health Care & Housing Facilities RB	5.38%	09/01/43	5,000	5,196,850
Sauk Rapids (City of) (Good Shepherd Lutheran Home); Series 2009, Health Care & Housing Facilities RB (g)(h)	7.50%	01/01/16	7,000	7,520,310
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/20	705	750,614
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/29	915	967,942
St. Paul (City of) Housing & Redevelopment Authority (HealthEast); Series 2005, Hospital RB	6.00%	11/15/30	3,360	3,494,703
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy); Series 2006 A, Lease RB	5.75%	09/01/26	700	713,216
Series 2006 A, Lease RB	6.00%	09/01/36	3,390	3,453,800
Series 2012 A, Charter School Lease RB	5.50%	09/01/43	5,000	5,181,250
St. Paul (City of) Housing & Redevelopment Authority (Hope Community Academy); Series 2004 A, Lease RB	6.75%	12/01/33	2,415	2,450,790
Series 2005 A, Lease RB	6.25%	12/01/33	2,185	2,202,283
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/43	5,000	5,009,950
St. Paul (City of) Housing & Redevelopment Authority (Model Cities Health Center); Series 2001 A, Health Care RB	7.25%	11/01/26	3,860	3,526,573
St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	4,390	4,396,980
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy); Series 2011 A, Charter School Lease RB	6.38%	09/01/31	1,000	1,144,130
Series 2011 A, Charter School Lease RB	6.63%	09/01/42	1,500	1,703,715
St. Paul (Port of) (HealthEast Midway Campus-03); Series 2005 A, Lease RB	5.75%	05/01/25	1,700	1,720,128
Series 2005 A, Lease RB	5.88%	05/01/30	1,250	1,264,000
Series 2005 B, Lease RB	6.00%	05/01/30	1,700	1,720,009
Vadnais Heights (City of) (Agriculture & Food Sciences Academy); Series 2004 A, Lease RB	6.38%	12/01/24	1,900	1,659,251
Series 2004 A, Lease RB	6.60%	12/01/34	5,275	4,284,302
Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury); Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	180	180,056
Wayzata (City of) (Folkestone Senior Living Community); Series 2012 A, Senior Housing RB	5.75%	11/01/39	3,000	3,272,130
Series 2012 A, Senior Housing RB	6.00%	05/01/47	7,500	8,243,475
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	1,530	1,639,181
Winsted (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.25%	09/01/30	500	513,020
Series 2010 A, Health Care RB	6.88%	09/01/42	2,000	2,059,480
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.00%	12/01/34	1,200	1,215,084
Series 2014, RB	5.13%	12/01/44	3,335	3,343,404
Series 2014, RB	5.25%	12/01/49	2,000	2,006,980
				214,984,282

Mississippi–0.13%

Mississippi Business Finance Corp.; Series 2004, Air Cargo RB (i)	7.25%	07/01/34	1,540	938,907
Mississippi Home Corp. (Grove Apartments); Series 2007-1, RB (i)(n)	3.13%	04/01/37	5,600	3,919,776

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi–(continued)
Mississippi Home Corp. (Kirkwood Apartments); Series 2007, RB (i)(n)	3.40%	11/01/37	$6,920	$4,899,153
				9,757,836

Missouri–2.01%

370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood); Series 2002, RB	7.00%	05/01/22	1,750	1,754,200
Series 2002, RB	7.20%	05/01/33	5,250	5,259,397
Arnold (City of) (Arnold Triangle Redevelopment Project); Series 2009 A, Real Property Tax Increment Allocation RB	7.75%	05/01/28	705	792,723
Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/20	2,615	2,646,066
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/38	2,000	2,185,820
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/22	3,600	3,038,688
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/21	865	867,846
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (c)(i)	6.00%	07/01/37	28,600	3,000,140
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	399,935
Series 2007 A, Special Assessment RB	5.50%	04/01/22	2,440	1,292,883
Series 2007 A, Special Assessment RB	5.50%	04/01/27	5,055	2,577,393
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/35	3,400	3,574,250
Cass (County of); Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,040,830
Series 2007, Hospital RB	5.63%	05/01/38	2,890	2,942,251
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	882,910
Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB (n)	3.75%	05/01/36	3,190	1,291,025
Ellisville (City of) Industrial Development Authority (Gambrill Gardens Phase I); Series 2003 A, IDR	6.75%	04/01/33	2,390	2,393,370
Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. & Improvement RB	6.20%	06/01/29	2,755	2,757,975
Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.00%	04/01/17	800	801,480
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB (n)	2.00%	12/01/28	1,250	308,213
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital); Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,090,650
Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,369,150
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	1,260	1,307,326
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	6.50%	06/01/25	3,000	3,048,510
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments); Series 2002 A, MFH RB (i)	6.95%	04/15/15	31	31,121
Series 2002 B, MFH RB (i)	5.25%	10/15/38	2,240	1,775,066
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB (i)	6.45%	05/01/40	2,119	2,119,360
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments); Series 2000 B, MFH RB (i)	7.55%	06/15/22	845	846,132
Series 2000 B, MFH RB (i)	7.55%	06/15/35	3,430	3,434,082
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.00%	05/15/29	7,000	8,160,250
Series 2010 A, Retirement Community RB	8.25%	05/15/39	3,500	4,039,700
Series 2010 A, Retirement Community RB	8.25%	05/15/45	22,000	25,335,860
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	700	743,288
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/39	1,500	1,598,865

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	$1,350	$1,351,256
Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2011 A, RB (f)	5.00%	11/15/41	6,210	6,999,788
Series 2011 B, RB (f)	5.00%	11/15/37	10,500	11,941,545
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB	6.85%	04/01/29	3,100	3,207,942
Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities RB	6.50%	01/01/33	2,000	2,033,400
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/32	6,750	6,756,075
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village); Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/27	750	750,300
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/27	1,000	1,001,080
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB	5.00%	09/01/42	3,000	3,071,460
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	3,490	3,688,406
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	3,770	3,952,204
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	8,030	8,340,520
				147,800,731

Nebraska–0.56%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/42	21,715	23,435,262
Series 2012, Gas RB	5.25%	09/01/37	5,000	5,528,900
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.50%	06/01/30	5,000	5,469,050
Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	6,000	6,555,900
				40,989,112

Nevada–0.30%

Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/27	4,240	4,244,622
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	2,230	1,856,051
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	10,300	11,878,887
Mesquite (City of) (Special Improvement District No. 07-01 -Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.15%	08/01/37	2,420	2,468,884
Sparks (City of) (Local Improvement District No. 3 - Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	435	475,255
Series 2008, Special Assessment Limited Obligation Improvement RB	6.75%	09/01/27	1,395	1,488,214
				22,411,913

New Hampshire–0.18%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	9,100	9,814,805
New Hampshire (State of) Health & Education Facilities Authority (Rivermead); Series 2011 A, RB	6.63%	07/01/31	620	694,115
Series 2011 A, RB	6.88%	07/01/41	2,125	2,376,302
				12,885,222

New Jersey–4.65%

Casino Reinvestment Development Authority; Series 2014, Ref. Luxury Tax RB	5.25%	11/01/44	5,000	5,403,400
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, Special Facility RB (i)	5.25%	09/15/29	20,800	22,094,800
Series 2000 B, Special Facility RB (i)	5.63%	11/15/30	10,000	10,878,700
Series 2003, Special Facility RB (i)	5.50%	06/01/33	16,480	17,630,963
Series 2012, RB (i)	5.75%	09/15/27	34,325	36,738,047

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	5.88%	07/01/28	$500	$525,760
Series 2008, First Mortgage RB	6.00%	07/01/38	1,500	1,571,760
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.30%	07/01/44	3,000	2,611,110
New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center); Series 2006, First Mortgage RB	5.30%	11/01/26	2,850	2,575,659
Series 2006, First Mortgage RB	5.38%	11/01/36	1,725	1,418,036
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (i)	5.38%	01/01/43	26,855	29,324,317
Series 2013, Private Activity RB (i)	5.63%	01/01/52	26,895	29,701,224
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	10,000	11,190,900
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 A, Transportation System CAB RB (d)	0.00%	12/15/38	69,205	21,104,757
Series 2010 A, Transportation System CAB RB (d)	0.00%	12/15/36	45,555	15,434,034
Tobacco Settlement Financing Corp.; Series 2007 1-A, RB	4.75%	06/01/34	52,425	39,880,222
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	39,790	36,689,961
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	27,125	23,385,547
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	44,815	34,300,953
				342,460,150

New Mexico–0.67%

Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/22	975	976,804
Cabezon Public Improvement District; Series 2005, Special Levy Tax RB (g)(h)	6.00%	03/01/15	1,505	1,555,854
Series 2005, Special Levy Tax RB (g)(h)	6.30%	03/01/15	1,495	1,546,667
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	5,000	5,583,200
New Mexico (State of) Eastern Regional Housing Authority (Wildewood Apartments); Series 2000 A, MFH RB	7.50%	12/01/30	1,990	1,993,642
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/42	14,500	13,751,510
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	5.00%	07/01/42	4,000	4,094,960
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	8,000	8,638,080
New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB (i)	6.85%	12/01/31	4,165	4,230,390
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP-GNMA)	7.13%	12/15/27	2,265	2,266,631
San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB (i)	7.25%	12/01/31	2,910	2,912,997
Ventana West Public Improvement District; Series 2004, Special Levy Tax RB	6.88%	08/01/33	1,500	1,502,280
				49,053,015

New York–6.85%

Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/36	2,095	2,183,116
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (d)	0.00%	07/15/34	14,345	5,740,869
Series 2009, PILOT CAB RB (d)	0.00%	07/15/44	25,805	6,148,299
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,727,506
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.); Series 2006 A, RB	6.00%	11/15/26	10,900	11,194,518
Series 2006 A, RB	6.00%	11/15/36	3,530	3,597,494
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 1999, Civic Facility RB	6.20%	06/01/29	1,000	1,000,910

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/32	$2,813	$2,780,887
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/49	22,275	21,950,008
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/49	4,399	4,334,572
Series 2014 B, Continuing Care Retirement Community RB	5.50%	07/01/20	8,798	8,813,775
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/49	13,770	138
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	8,500	9,862,040
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB (f)(i)	5.00%	10/15/27	15,400	17,399,074
One Hundred Sixty-Ninth Series 2011, Consolidated RB (f)(i)	5.00%	10/15/28	10,760	12,093,594
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	5,850	6,444,711
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (a)	5.00%	01/01/36	3,590	3,708,219
Series 2006, PILOT RB (INS-AMBAC) (a)	5.00%	01/01/39	5,180	5,350,577
New York (City of) Industrial Development Agency (Visy Paper Inc.); Series 1995, RB (i)	7.95%	01/01/28	7,500	7,517,100
New York (City of) Municipal Water Finance Authority; Series 2012 BB, Water & Sewer System Second General Resolution RB (f)	5.00%	06/15/47	16,470	18,293,064
Series 2014 BB, Water & Sewer System Second General Resolution RB (f)	5.00%	06/15/46	15,050	16,781,503
Subseries 2011 A-2, VRD Water & Sewer System RB (k)	0.04%	06/15/44	1,975	1,975,000
New York (City of) Transitional Finance Authority; Series 2013 I, Sub. Future Tax Sec. RB (f)	5.00%	05/01/42	25,775	29,065,179
Subseries 2012 F-1, Future Tax Sec. RB (f)	5.00%	05/01/39	14,000	15,707,440
Subseries 2014 A-1, Sub. Future Tax Sec. RB (f)	5.00%	11/01/42	17,340	19,667,028
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB (f)	5.00%	03/15/31	15,000	17,333,550
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB (f)	5.00%	03/15/41	26,940	30,568,279
New York (State of) Energy Research & Development Authority (Consolidated Edison Co.); Series 2004 A-1, RB (INS-SGI) (a)(i)(l)	0.10%	01/01/39	23,000	20,843,750
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (l)(q)	12.34%	04/01/20	2,500	2,506,800
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (e)	5.00%	11/15/44	21,000	21,429,240
Series 2014, Class 2, Ref. RB (e)	5.38%	11/15/40	10,890	11,425,134
Series 2014, Class 3, Ref. Liberty RB (e)	7.25%	11/15/44	45,000	51,052,050
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, RB	5.25%	10/01/35	8,000	9,588,240
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $2,121,407) (c)(e)	6.13%	02/15/19	2,500	25
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB (f)	5.00%	06/15/34	20,000	22,540,200
New York State Urban Development Corp.; Series 2013 A-1, RB (f)	5.00%	03/15/43	26,175	29,431,170
Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste Disposal Facilities RB (e)(i)	5.25%	11/01/42	15,475	15,942,345
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (e)	5.50%	01/01/37	2,500	2,496,700
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB (i)	6.38%	01/01/39	7,440	7,517,153
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.00%	06/01/34	5,780	4,834,681
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	22,210	18,123,804
Westchester County Healthcare Corp. Series 2014 A, Sr. Lien RB	5.00%	11/01/44	4,824	5,365,726
				504,335,468

North Carolina–0.35%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (INS-AGM) (a)(f)	5.25%	10/01/28	5,016	5,533,501
Series 2008, RB (INS-AGM) (a)(f)	5.25%	10/01/36	7,835	8,609,960

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. First Mortgage Retirement Facilities RB	6.25%	07/01/35	$3,750	$4,068,488
North Carolina (State of) Medical Care Commission (Galloway Ridge); Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/31	865	927,176
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/39	1,520	1,617,675
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	3,000	3,077,850
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/31	2,000	2,297,420
				26,132,070

North Dakota–0.09%

Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,335,593
Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	3,255	3,276,483
Traill (County of) (Hillsboro Medical Center); Series 2007, Health Care RB	5.25%	05/01/20	500	521,385
Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,558,350
				6,691,811

Ohio–3.92%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB (c)	6.50%	09/01/36	15,955	7,657,602
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed RB	5.88%	06/01/30	42,240	35,156,352
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	17,000	13,950,370
Series 2007 A-2, Sr. Asset-Backed Turbo RB	6.00%	06/01/42	3,000	2,449,560
Series 2007 A-3, Sr. Asset-Backed Turbo RB	6.25%	06/01/37	14,025	11,880,437
Series 2007 B, First Sub. Asset-Backed CAB RB (d)	0.00%	06/01/47	431,000	23,515,360
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	5.75%	11/01/22	2,000	2,144,740
Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	2,128,640
Series 2007 A, Health Care RB	6.00%	11/01/38	2,550	2,687,930
Cleveland (City of) (Continental Airlines, Inc.); Series 1998, Airport Special RB (i)	5.38%	09/15/27	4,190	4,171,648
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (e)	6.75%	01/01/44	14,900	15,817,989
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	2,355	2,427,322
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	6,000	6,159,720
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/42	3,645	3,735,214
Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/32	3,500	3,506,055
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/47	7,750	6,906,180
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/42	29,255	32,684,271
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	7,200	7,948,512
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	6,870	7,031,239
Series 2012, Health Care RB	5.00%	01/01/32	2,250	2,397,735
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	5,850	6,804,954
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	7,000	7,751,310
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	2,000	2,195,040
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	6,500	7,178,925
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	18,960	19,162,303
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	5.25%	12/01/15	315	323,420
Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/20	1,300	1,362,777
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	7,340	7,689,311

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) (USG Corp.); Series 1997, Solid Waste Disposal RB (i)	5.60%	08/01/32	$14,765	$14,785,523
Series 1998, Solid Waste Disposal RB (i)	5.65%	03/01/33	13,000	13,018,590
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (g)(h)	6.75%	01/15/15	6,000	6,051,960
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	7,630	7,683,486
				288,364,475

Oklahoma–1.38%

Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/37	3,405	3,390,699
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	1,105	1,088,038
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	295	302,443
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.00%	12/01/27	3,500	3,500,945
Series 2007, Hospital RB	5.13%	12/01/36	7,015	6,801,253
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/27	2,430	2,555,339
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	9,935	10,460,959
Series 2013, Ref. Continuing Care Retirement Community RB	5.75%	01/01/37	8,500	8,745,735
Tulsa (City of) Municipal Airport Trust; Series 2001 B, Ref. RB (i)	5.50%	12/01/35	15,000	15,833,550
Series 2001 C, Ref. RB (i)	5.50%	12/01/35	38,250	40,375,553
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB	7.25%	11/01/40	5,350	5,920,845
Series 2010 A, Senior Living Community RB	7.25%	11/01/45	2,100	2,319,891
				101,295,250

Oregon–0.31%

Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB (c)	7.50%	09/01/27	1,600	795,904
Gilliam (County of) (Waste Management); Series 2002, Solid Waste Disposal RB (i)	5.25%	07/01/29	7,845	8,244,546
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (St. Anthony Village Housing); Series 1998 A, RB (i)	7.25%	06/01/28	6,840	6,843,899
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.63%	05/15/32	250	269,423
Series 2012, Ref. RB	6.00%	05/15/42	1,990	2,159,050
Series 2012, Ref. RB	6.00%	05/15/47	3,250	3,518,970
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (e)	6.38%	11/01/33	1,000	1,087,940
				22,919,732

Pennsylvania–2.90%

Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,220	1,326,665
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	1,225	1,354,372
Allegheny (County of) Industrial Development Authority (Propel Schools-Homestead); Series 2004 A, Charter School RB	7.00%	12/15/15	230	230,711
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (i)	6.13%	11/01/34	4,420	4,466,454
Butler (County of) Hospital Authority (Butler Health System); Series 2009 B, RB	7.13%	07/01/29	2,145	2,549,182
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center); Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	260	266,773
Series 2006, Ref. First Mortgage RB	5.38%	12/01/16	500	522,750
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	935	963,452
Chester (County of) Industrial Development Authority (Avon Grove Charter School); Series 2007 A, RB	6.25%	12/15/27	1,000	1,058,630
Series 2007 A, RB	6.38%	12/15/37	1,500	1,573,335

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Chester (County of) Industrial Development Authority (Collegium Charter School); Series 2012 A, Ref. RB	5.25%	10/15/32	$2,320	$2,346,726
Series 2012 A, Ref. RB	5.38%	10/15/42	4,230	4,245,905
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	8,000	8,519,840
Series 2012, Ref. RB	5.25%	01/01/32	1,265	1,319,268
Series 2012, Ref. RB	5.25%	01/01/41	3,000	3,081,120
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	8,080	8,243,539
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	1,094,610
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	3,980	3,982,109
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital RB	5.88%	07/01/31	4,000	4,085,680
Series 2006, Hospital RB	5.90%	07/01/40	4,300	4,374,003
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB (m)	6.00%	09/01/36	8,500	3,824,660
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	3,430	3,525,971
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group); Series 2014 A, RB	7.50%	02/01/44	5,517	4,996,635
Series 2014 B, Conv. CAB RB (b)	7.50%	02/01/44	1,379	203,360
Series 2014 C, RB	0.00%	02/01/44	4,122	41
Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. & Improvement RB	6.88%	04/01/36	7,760	8,104,544
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/35	6,000	7,008,840
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.13%	02/01/28	1,875	1,882,500
Series 2005, Mortgage RB	6.25%	02/01/35	8,755	8,787,218
Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace); Series 1999, Health Care RB	7.13%	10/01/29	2,955	2,960,142
Series 2005, Health Care RB (Acquired 12/27/05; Cost $1,425,000) (e)	6.50%	10/01/32	1,425	1,455,011
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds (f)	5.00%	06/15/34	49,995	57,770,222
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (e)(i)	5.50%	11/01/44	4,000	4,054,480
Pennsylvania (State of) Economic Development Financing Authority (USG Corp.); Series 1999, Solid Waste Disposal RB (i)	6.00%	06/01/31	15,000	14,998,650
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania); Series 2000 A, Student Housing RB	6.75%	09/01/32	2,285	2,291,261
Pennsylvania (State of) Turnpike Commission; Subseries 2013 B-2, Sub. Turnpike Conv. CAB RB (b)	6.00%	12/01/37	7,000	4,050,830
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.); Series 2002 A, RB	7.25%	01/01/21	3,670	3,682,772
Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, RB	6.88%	04/01/34	35	35,235
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/43	5,500	6,073,925
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	1,000	1,069,330
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	4,070	4,147,696
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	500	547,765
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	1,500	1,648,620
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (e)	6.50%	06/15/33	2,000	2,056,320
Series 2013, RB (e)	6.75%	06/15/43	8,000	8,242,560
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB (i)	6.50%	01/01/38	4,300	4,672,767
				213,696,479

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–2.29%

Children’s Trust; Series 2005 A, Tobacco Settlement Asset-Backed RB (d)	0.00%	05/15/50	$175,980	$13,010,201
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 UU, Ref. Floating Rate Power RB (l)	1.34%	07/01/17	13,320	6,393,600
Puerto Rico (Commonwealth of) Government Development Bank; Series 2014 B-1A, Sr. TRAN (e)	7.75%	06/30/15	21,415	21,307,925
Series 2014 B-1A, Sr. TRAN (e)	7.75%	06/30/15	21,450	21,342,750
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2003 AA-2, Ref. Highway RB	5.30%	07/01/35	5,000	3,635,750
Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	30,500	26,202,550
Puerto Rico Sales Tax Financing Corp.; First Sr. Series 2009 C, RB	5.75%	08/01/57	48,795	39,820,136
Series 2007, RB	5.25%	08/01/57	3,000	2,264,070
Series 2007 A, CAB RB (d)	0.00%	08/01/56	100,000	6,212,000
Series 2011 C, RB	5.25%	08/01/40	35,840	28,472,013
				168,660,995

Rhode Island–0.26%

Rhode Island Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/20	2,605	2,605,391
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,914,850
Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.25%	05/15/30	2,000	2,312,620
Tobacco Settlement Financing Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	11,250	11,249,100
				19,081,961

South Carolina–0.28%

Myrtle Beach (City of) (Myrtle Beach Air Force Base); Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	795	795,962
Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	1,250	1,251,425
South Carolina (State of) Jobs-Economic Development Authority (Episcopal Home at Still Hopes); Series 2004 B, Residential Care Facilities First Mortgage RB (g)(h)	5.90%	05/15/17	1,000	1,123,750
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,563,030
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	1,129,546
Series 2013, Health Facilities RB	5.00%	05/01/43	1,000	1,013,760
Series 2013, Health Facilities RB	5.13%	05/01/48	2,000	2,028,740
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/32	1,426	1,346,606
Series 2012, Ref. RB	6.00%	11/15/42	4,777	4,312,225
Series 2012, Ref. RB	6.00%	11/15/47	4,014	3,603,352
Series 2012, Ref. Sub. CAB RB (d)	0.00%	11/15/47	1,742	102,756
Series 2012, Ref. Sub. CAB RB (d)	0.00%	11/15/47	611	36,055
Series 2012, Ref. Sub. CAB RB (d)	0.00%	11/15/47	2,383	140,614
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	2,500	2,516,625
				20,964,446

Tennessee–0.46%

Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/25	3,000	3,004,650
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2013 A, Ref. RB	5.38%	09/01/41	1,250	1,252,262
Series 2013 A, Ref. RB	5.50%	09/01/47	14,000	14,110,740
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	12,655	15,362,158
				33,729,810

Texas–11.99%

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (i)(m)	6.50%	11/01/29	9,265	3,699,515

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/40	$2,500	$2,843,150
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.13%	03/01/44	2,000	2,113,040
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB (e)	5.75%	01/01/34	5,060	5,138,228
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,000	2,294,980
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB (i)	7.00%	01/01/39	3,950	3,952,291
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System); Series 2012, Ref. RB	5.25%	07/01/32	7,100	7,257,904
Series 2012, Ref. RB	5.50%	07/01/42	10,910	11,146,856
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	7,465	8,607,145
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	17,500	20,621,475
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2011, Education RB	5.75%	08/15/41	1,130	1,274,391
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	5,000	5,825,200
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	7.25%	04/01/32	9,445	9,474,752
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2014 A, Ref. RB	5.25%	09/01/44	9,700	10,120,689
Grand Parkway Transportation Corp.; Series 2013 A, First Tier Toll RB	5.50%	04/01/53	13,700	15,072,329
Series 2013 B, Sub. Tier Conv. Toll System CAB RB (b)	5.85%	10/01/48	17,000	12,518,120
Series 2013 B, Sub. Tier Toll RB	5.00%	04/01/53	43,260	47,142,152
Series 2013 B, Sub. Tier Toll RB (f)	5.25%	10/01/51	24,405	27,440,006
Grand Prairie Housing Finance Corp.; Series 2003, Priority Lien Independent Senior Living Center RB	7.50%	07/01/17	460	474,186
Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/20	655	691,955
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/34	6,795	7,298,917
Series 2003, Sub. Lien Independent Senior Living Center RB (o)	7.50%	07/01/17	610	29,353
Series 2003, Sub. Lien Independent Senior Living Center RB (o)	7.63%	01/01/20	345	16,601
Series 2003, Sub. Lien Independent Senior Living Center RB (o)	7.75%	01/01/34	3,595	172,991
HFDC of Central Texas, Inc. (Legacy at Willow Bend); Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	500,225
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	5,100	5,200,215
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB (c)	7.75%	11/15/29	4,910	1,804,081
Series 2009 A, RB (c)	7.75%	11/15/44	15,345	5,638,213
Series 2009 B, RB (c)	6.38%	11/15/19	1,210	444,590
HFDC of Central Texas, Inc. (Village at Gleannloch Farms); Series 2006 A, Retirement Facilities RB	5.50%	02/15/27	4,800	4,887,552
Series 2006 A, Retirement Facilities RB	5.50%	02/15/37	15,265	15,431,388
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	6,355	6,437,679
Hopkins (County of) Hospital District; Series 2008, RB	6.00%	02/15/33	2,500	2,567,175
Series 2008, RB	6.00%	02/15/38	5,155	5,264,441
Houston (City of) (Continental Airlines, Inc.); Series 1997 C, Airport System Special Facilities RB (i)	6.13%	07/15/27	17,745	17,801,961
Series 1998 C, Airport System Special Facilities RB (i)	5.70%	07/15/29	4,730	4,741,541
Series 2011 A, Ref. Airport System Special Facilities RB (i)	6.63%	07/15/38	14,000	15,799,420
Houston (City of), Texas (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System Special Facilities RB (i)	5.00%	07/01/29	11,750	12,523,620
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB (f)	5.00%	07/01/23	6,580	7,384,471
Series 2009 A, Ref. Sr. Lien Airport System RB (f)	5.00%	07/01/24	3,670	4,110,510
Series 2009 A, Ref. Sr. Lien Airport System RB (f)	5.00%	07/01/25	6,800	7,606,072
Series 2009 A, Ref. Sr. Lien Airport System RB (f)	5.00%	07/01/26	3,000	3,360,090
Series 2011 A, Ref. First Lien Utility System RB (f)	5.25%	11/15/31	18,360	21,624,041
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	6.50%	05/15/31	500	618,370
Series 2011 A, RB	6.88%	05/15/41	790	992,453
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/37	1,635	1,647,786

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

La Vernia Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2008 A, RB (h)	6.25%	02/15/17	$790	$838,546
Series 2008 A, RB (g)(h)	7.13%	02/15/17	2,000	2,278,800
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB	6.25%	08/15/39	1,210	1,378,432
Series 2009 A, RB	6.38%	08/15/44	7,225	8,253,045
Leander Independent School District; Series 2014 C, Unlimited Tax CAB GO Bonds (d)	0.00%	08/15/47	50,000	9,453,000
Series 2014 C, Unlimited Tax CAB GO Bonds (d)	0.00%	08/15/48	71,355	12,670,507
Series 2014 D, Ref. Unlimited Tax CAB GO Bonds (d)	0.00%	08/15/37	4,070	1,477,695
Lone Star College System; Series 2009, Limited Tax GO Bonds (f)	5.00%	08/15/34	23,200	26,159,856
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,591,900
Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	9,000	9,295,020
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.63%	02/15/35	1,500	1,517,475
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB (c)	6.50%	01/01/43	4,325	4,737,086
Series 2013, First Mortgage RB	6.50%	01/01/48	5,675	6,166,682
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.); Series 2014, Retirement Facility RB	5.50%	01/01/43	1,600	1,623,424
Series 2014, Retirement Facility RB	5.50%	01/01/49	1,550	1,557,363
North Texas Education Finance Corp. (Uplift Education); Series 2012 A, RB	5.25%	12/01/47	2,100	2,268,441
North Texas Tollway Authority; Series 2008 A, Ref. First Tier System RB (INS-BHAC) (a)(f)	5.75%	01/01/48	30,545	34,210,705
Series 2011 B, Special Project System CAB RB (d)	0.00%	09/01/37	15,500	5,129,415
Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/28	3,020	2,717,849
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB (g)(h)	5.88%	09/01/18	805	953,241
Pharr (City of) Higher Education Finance Authority (Idea Public Schools); Series 2009 A, Education RB	6.25%	08/15/29	570	649,344
Series 2009 A, Education RB	6.50%	08/15/39	6,320	7,253,654
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	7.50%	11/15/34	2,250	2,547,270
Series 2014 A, Retirement Facility RB	7.75%	11/15/44	3,600	4,099,176
Series 2014 A, Retirement Facility RB	8.00%	11/15/49	5,000	5,774,250
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	7.25%	07/01/43	6,425	6,597,640
Series 2013 A, First Mortgage RB	7.38%	07/01/48	11,995	12,335,178
Red River Health Facilities Development Corp. (Sears Methodist Retirement System); Series 2013, Retirement Facility RB (c)	5.45%	11/15/38	2,100	839,958
Series 2013, Retirement Facility RB (c)	5.75%	11/15/39	1,730	691,965
Series 2013, Retirement Facility RB (c)	6.05%	11/15/46	1,323	529,174
Series 2013, Retirement Facility RB	6.05%	11/15/46	6,130	2,451,877
Series 2013, Retirement Facility RB (c)	6.15%	11/15/49	2,968	1,187,141
Series 2013, Retirement Facility RB (c)	6.25%	05/09/53	673	269,187
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS-AMBAC) (a)(i)	5.00%	07/15/39	10,000	10,084,500
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/40	1,000	1,186,720
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (i)	8.00%	07/01/38	39,000	43,236,180
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/29	1,000	1,088,230
Series 2009, Retirement Facility RB	6.38%	11/15/44	12,150	13,136,337
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/27	1,500	1,549,665
Series 2007, Retirement Facility RB	5.75%	11/15/37	2,500	2,561,025
Series 2014, Retirement Facility RB	5.63%	11/15/41	3,250	3,335,313

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.25%	02/15/17	$880	$911,821
Series 2007, Retirement Facility RB	5.75%	02/15/25	1,500	1,541,850
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,600	1,632,944
Series 2009 A, Retirement Facility RB	8.00%	02/15/38	12,350	13,874,113
Series 2009 B-1, Retirement Facility RB	7.25%	02/15/16	85	85,280
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facility RB	7.75%	11/15/19	620	616,609
Series 2010 A, Retirement Facility RB	8.00%	11/15/29	3,080	3,014,334
Series 2010 A, Retirement Facility RB	8.13%	11/15/39	7,000	6,799,800
Series 2010 A, Retirement Facility RB	8.25%	11/15/44	13,000	12,717,380
Series 2010 B-1, TEMPS-75SM Retirement Facility RB	7.25%	11/15/16	1,775	1,768,220
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2009 A, Retirement Facility RB	8.25%	11/15/29	2,135	2,150,351
Series 2009 A, Retirement Facility RB	8.25%	11/15/39	2,140	2,146,762
Series 2009 A, Retirement Facility RB	8.25%	11/15/44	9,570	9,581,006
Series 2009 C-1, TEMPS-80SM Retirement Facility RB	7.50%	11/15/16	6,680	6,656,954
Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP-GNMA) (i)	6.90%	07/02/24	300	309,261
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, CAB RB (INS-AMBAC) (a)(d)	0.00%	08/15/32	22,115	7,675,232
Series 2002, CAB RB (INS-AMBAC) (a)(d)	0.00%	08/15/33	37,225	12,146,517
Series 2002, CAB RB (INS-AMBAC) (a)(d)	0.00%	08/15/36	19,000	5,169,330
Series 2002, CAB RB (INS-AMBAC) (a)(d)	0.00%	08/15/37	30,000	7,670,100
Texas (State of) Water Development Board; Series 2008 A, Sub. Lien State Revolving Fund RB (f)	5.00%	07/15/25	15,000	16,546,500
Series 2008 B, Sub. Lien State Revolving Fund RB (f)	5.00%	07/15/28	11,425	12,574,698
Series 2008 B, Sub. Lien State Revolving Fund RB (f)	5.00%	07/15/29	5,000	5,485,550
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	16,520	20,330,834
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/31	15,000	16,411,800
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	34,575	41,710,588
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	13,415	15,883,628
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (i)	6.75%	06/30/43	18,450	22,379,296
Series 2013, Sr. Lien RB (i)	7.00%	12/31/38	4,000	4,967,640
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, Education RB	5.80%	08/15/40	1,000	1,088,020
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB	6.88%	02/15/30	1,455	1,628,029
Series 2010 A, Education RB	7.13%	02/15/40	1,810	2,040,540
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB (e)	7.00%	12/01/34	3,315	3,315,564
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/42	2,375	2,427,345
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	2,500	2,939,600
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	5,300	5,448,771
Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	465	510,147
Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/29	2,250	2,470,365
				882,921,165

Utah–0.38%

Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	2,310	2,289,302
Utah (County of) (Renaissance Academy); Series 2007 A, Charter School RB	5.35%	07/15/17	420	430,987
Series 2007 A, Charter School RB	5.63%	07/15/37	2,700	2,706,642

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–(continued)

Utah (State of) Charter School Finance Authority (George Washington Academy); Series 2008 A, Charter School RB	6.75%	07/15/28	$1,340	$1,405,432
Series 2008 A, Charter School RB	7.00%	07/15/40	6,690	7,025,838
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, Charter School RB	5.38%	07/15/30	1,650	1,760,286
Series 2010 A, Charter School RB	5.63%	07/15/40	710	756,200
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.25%	07/15/30	1,250	1,367,400
Series 2010, Charter School RB	6.38%	07/15/40	2,500	2,715,825
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts); Series 2012, RB	5.60%	07/15/22	855	919,698
Series 2012, RB	6.30%	07/15/32	850	925,285
Series 2012, RB	6.55%	07/15/42	2,000	2,191,980
Utah (State of) Housing Finance Agency (RHA Community Services); Series 1997 A, RB	6.88%	07/01/27	3,745	3,748,745
				28,243,620

Vermont–0.04%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,750	2,780,552
Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health); Series 2002 A, RB	6.38%	06/15/22	40	40,809
Series 2002 A, RB	6.50%	06/15/32	175	178,021
				2,999,382

Virgin Islands–0.07%

Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/37	4,500	5,145,885

Virginia–2.41%

Celebrate North Community Development Authority (Celebrate Virginia North); Series 2003 B, Special Assessment RB (c)	6.60%	03/01/25	1,307	843,891
Series 2003 B, Special Assessment RB (c)	6.75%	03/01/34	7,184	4,639,499
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB (c)	6.25%	03/01/37	9,500	5,223,765
Chesterfield (County of) Health Center Commission (Lucy Corr Village); Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	5,000	4,093,800
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	5,500	4,248,255
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	5.00%	12/01/47	3,000	3,077,700
New Port Community Development Authority; Series 2006, Special Assessment RB	5.50%	09/01/26	850	492,575
Series 2006, Special Assessment RB	5.60%	09/01/36	2,487	1,438,083
Norfolk (City of) Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.-Harbor’s Edge); Series 2004 A, First Mortgage RB	6.00%	01/01/25	500	501,465
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.25%	09/01/24	6,715	7,277,314
Series 2007, Special Obligation RB	6.35%	09/01/28	7,818	8,450,085
Series 2007, Special Obligation RB	6.45%	09/01/37	5,219	5,625,978
Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.00%	07/01/52	25,370	26,968,817
Series 2012 B, Sr. Lien Toll Road CAB RB (d)	0.00%	07/01/36	5,310	1,835,242
Series 2012 B, Sr. Lien Toll Road CAB RB (d)	0.00%	07/01/38	6,250	1,944,875
The Farms of New Kent Community Development Authority; Series 2006 B, Special Assessment RB (n)	2.73%	03/01/36	7,000	3,772,790
Series 2006 C, Special Assessment RB (n)	2.90%	03/01/36	7,250	3,637,688
Tobacco Settlement Financing Corp.; Series 2007 B-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/47	4,500	3,169,710
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (i)	5.50%	01/01/42	33,675	36,651,533
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (i)	5.00%	01/01/40	45,550	47,621,158

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/38	$5,000	$5,920,600
				177,434,823

Washington–2.52%

Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/42	6,720	7,038,931
Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/38	8,000	7,614,160
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/25	2,000	2,001,940
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital); Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	9,625	9,639,341
Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/31	500	548,565
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	4,000	4,383,960
King (County of); Series 2011 B, Ref. Sewer RB (f)	5.00%	01/01/34	38,540	43,875,092
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2007, Hospital RB	6.50%	12/01/38	2,000	2,033,180
Series 2007, RB	6.25%	12/01/28	3,645	3,721,363
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB (i)	5.00%	04/01/30	19,500	19,964,880
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital); Series 2007, RB	5.75%	12/01/28	1,250	1,365,312
Series 2010, RB	5.75%	12/01/35	6,000	6,681,120
Series 2010, RB	6.00%	12/01/30	3,160	3,679,536
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	9,145	10,702,851
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (g)(h)	7.38%	03/01/19	11,300	14,243,085
Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS-Radian) (a)	5.50%	08/15/42	3,000	3,184,260
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/40	3,415	3,706,129
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB (e)	6.20%	01/01/36	19,025	20,048,925
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds (f)	5.00%	02/01/29	18,450	20,800,530
				185,233,160

West Virginia–0.60%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (i)	5.50%	10/15/37	5,250	5,426,610
Harrison (County of) Commission (Charles Pointe No. 2); Series 2008 A, Ref. Tax Increment Allocation RB	6.50%	06/01/23	1,130	922,555
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,224,915
Series 2013, Ref. Tax Increment Allocation RB (e)	7.00%	06/01/35	1,000	508,840
Kanawha (County of) (The West Virginia State University Foundation); Series 2013, Student Housing RB	6.75%	07/01/45	5,650	6,306,247
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	1,500	1,617,390
Series 2008, RB	6.50%	10/01/38	14,000	14,654,920
Series 2008, RB	6.75%	10/01/43	13,150	13,871,409
				44,532,886

Wisconsin–1.20%

Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB (c)	5.50%	08/01/22	300	60,000
Public Finance Authority (National Gypsum Co.); Series 2014, Ref. Exempt Facilities RB (i)	5.25%	04/01/30	8,000	8,109,680
Public Financing Authority (Rose Villa); Series 2014 A, Senior Living RB	6.00%	11/15/49	2,500	2,642,050
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB (i)	5.75%	11/01/37	4,000	4,198,600
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers); Series 2008, RB	7.15%	06/01/28	950	1,028,185
Series 2008, RB	7.25%	06/01/38	1,000	1,076,490
Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.); Series 2004, RB	6.00%	12/01/24	130	129,996
Series 2004, RB	6.13%	12/01/34	4,400	4,370,916

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.); Series 1998, RB	5.75%	10/01/18	$690	$691,904
Series 1998, RB	5.75%	10/01/28	2,485	2,488,081
Series 1998, Special Term RB	5.90%	10/01/28	335	335,459
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/39	2,635	2,748,753
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB	7.25%	09/15/29	4,000	4,722,280
Series 2009 A, RB	7.63%	09/15/39	1,000	1,191,840
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.); Series 2006, Ref. RB	5.50%	08/01/16	830	831,975
Series 2006, Ref. RB	5.80%	08/01/29	4,630	4,641,668
Series 2010, RB	7.00%	08/01/33	2,000	2,105,960
Series 2012, RB	5.75%	08/01/35	3,215	3,309,425
Series 2012, RB	5.88%	08/01/42	2,660	2,735,943
Series 2013, RB	7.00%	08/01/43	6,500	7,015,060
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/20	650	738,329
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	7,980	9,246,506
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/35	10,150	11,872,150
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	4,000	4,703,920
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.75%	04/01/42	3,590	3,860,722
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.); Series 2012 A, Charter School RB	5.50%	10/01/22	710	785,068
Series 2012 A, Charter School RB	6.00%	10/01/32	1,475	1,584,445
Series 2012 A, Charter School RB	6.20%	10/01/42	1,300	1,391,377
				88,616,782

Wyoming–0.10%

West Park Hospital District (West Park Hospital); Series 2011, Ref. RB	7.00%	06/01/35	1,085	1,271,935
Series 2011 A, RB	7.00%	06/01/40	4,890	5,738,610
				7,010,545
Total Municipal Obligations (Cost $7,696,315,644)				7,998,885,877

Bonds and Notes–0.02%

Texas–0.02%

Sears Tyler Methodist Retirement Corp., DIP, Taxable Notes (Acquired 10/07/14; Cost $500,000)(e)	0.00%	02/08/17	500	500,000
DIP, Taxable Notes (Acquired 11/06/14; Cost $500,000)(e)	12.00%	02/08/17	500	500,000
DIP, Taxable Notes (Acquired 08/26/14; Cost $500,000)(e)	10.23%	02/08/17	500	500,000
Sub. Notes (Acquired 02/25/13; Cost $0)(e)	2.00%	02/25/48	135	0
Total Bonds and Notes (Cost $1,500,000)				1,500,000
TOTAL INVESTMENTS(r)–108.66% (Cost $7,697,815,644)				8,000,385,877
FLOATING RATE NOTE OBLIGATIONS–(9.89)% Notes with interest and fee rates ranging from 0.53% to 0.82% at 11/30/14 and contractual maturities of collateral ranging from 07/01/22 to 10/01/52 (See Note 1D)(s)				(728,000,000)
OTHER ASSETS LESS LIABILITIES–1.23%				90,451,520
NET ASSETS–100.00%				$7,362,837,397

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.	LOC	—	Letter of Credit

AGC	—	Assured Guaranty Corp.	MFH	—	Multi-Family Housing

AGM	—	Assured Guaranty Municipal Corp.	NATL	—	National Public Finance Guarantee Corp.

AMBAC	—	American Municipal Bond Assurance Corp.	PCR	—	Pollution Control Revenue Bonds

BHAC	—	Berkshire Hathaway Assurance Corp.	PILOT	—	Payment-in-Lieu-of-Tax

CAB	—	Capital Appreciation Bonds	RAC	—	Revenue Anticipation Certificates

CEP	—	Credit Enhancement Provider	Radian	—	Radian Asset Assurance, Inc.

Connie Lee	—	Connie Lee Insurance Co.	RB	—	Revenue Bonds

Conv.	—	Convertible	Ref.	—	Refunding

COP	—	Certificates of Participation	RN	—	Revenue Notes

Ctfs.	—	Certificates	Sec.	—	Secured

DIP	—	Debtor-in-possession	SGI	—	Syncora Guarantee, Inc.

FGIC	—	Financial Guaranty Insurance Co.	Sr.	—	Senior

GNMA	—	Government National Mortgage Association	Sub.	—	Subordinated

GO	—	General Obligation	TEMPS	—	Tax-Exempt Mandatory Paydown Securities

IDR	—	Industrial Development Revenue Bonds	TRAN	—	Tax and Revenue Anticipation Notes

INS	—	Insurer	VRD	—	Variable Rate Demand

Jr.	—	Junior	Wts.	—	Warrants

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2014 was $78,627,190, which represented 1.07% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $503,993,430, which represented 6.85% of the Fund’s Net Assets.

(f)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Security subject to the alternative minimum tax.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(m)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2014 was $19,956,623, which represented less than 1% of the Fund’s Net Assets.

(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(o)	Restructured security not accruing interest income.

(p)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(q)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $2,506,800 which represents less than 1% of the Fund’s Net Assets.

(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2014. At November 30, 2014, the Fund’s investments with a value of $1,268,778,603 are held by Dealer Trusts and serve as collateral for the $728,000,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco High Yield Municipal Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”), Tender Option Bonds (“TOBs”) or Municipal Bond Trust Certificates (“MBTCs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. MBTCs, unlike RIBs and TOBs, enforce a mandatory collapse of the Dealer Trust after a three year term.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the “1933 Act”), as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs, TOBs or MBTCs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco High Yield Municipal Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$7,998,885,877	$—	$7,998,885,877
Bonds and Notes	—	1,500,000	0	1,500,000
Total Investments	$—	$8,000,385,877	$0	$8,000,385,877

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2014 was $2,095,926,678 and $991,582,705, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$559,818,619
Aggregate unrealized (depreciation) of investment securities	(288,570,123)
Net unrealized appreciation of investment securities	$271,248,496
Cost of investments for tax purposes is $7,729,137,381.

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	VK-ITMI-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.79%

Alabama–0.79%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/25	$1,500	$1,801,050
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/28	1,500	1,756,950
Pell City (City of) Special Care Facilities Financing Authority; Series 2012, RB	5.00%	12/01/21	2,250	2,603,925
				6,161,925

Alaska–0.75%

Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.00%	09/01/22	250	283,355
Series 2009 1, RB	5.25%	09/01/24	400	455,756
Alaska Railroad Corp. (FTA Section 5307 Urbanized Area Formula Funds & Section 5309 Fixed Guideway Modernization Formula Funds); Series 2007, Capital Grant Receipts RB (INS-NATL) (a)	5.00%	08/01/15	2,680	2,762,035
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS-AGC) (a)	5.00%	09/01/19	1,000	1,171,060
Series 2009, Lease RB (INS-AGC) (a)	5.50%	09/01/23	1,000	1,174,890
				5,847,096

Arizona–3.85%

Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/26	2,000	2,261,320
Navajo County Pollution Control Corp.; Series 2009 E, PCR (b)	5.75%	06/01/16	1,000	1,073,380
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community); Series 2014, Ref. RB	5.00%	11/15/24	2,025	2,079,351
Series 2014, Ref. RB	5.25%	11/15/29	2,105	2,117,125
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/20	500	487,620
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (c)	5.75%	07/01/24	1,000	1,089,140
Phoenix (City of) Industrial Development Authority (Mayo Clinic); Series 2014 B, VRD Health Facilities RB (d)	0.03%	11/15/52	6,000	6,000,000
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/27	3,000	3,301,980
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	6.00%	05/01/24	670	695,936
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/25	750	722,295
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2008, Water & Wastewater RB (e)	6.38%	12/01/18	312	324,308
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	5.25%	12/01/18	500	569,255
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/22	1,000	1,153,220
University Medical Center Corp.; Series 2009, Hospital RB	5.25%	07/01/17	1,000	1,092,550
Verrado Community Facilities District No. 1; Series 2013 A, Ref. Unlimited Tax GO Bonds (c)	5.00%	07/15/20	700	776,027
Series 2013 A, Ref. Unlimited Tax GO Bonds (c)	5.00%	07/15/21	485	537,060
Series 2013 A, Ref. Unlimited Tax GO Bonds (c)	5.00%	07/15/22	570	631,988
Series 2013 A, Ref. Unlimited Tax GO Bonds (c)	5.00%	07/15/23	825	916,278
Series 2013 B, Unlimited Tax GO Bonds (c)	5.00%	07/15/23	560	621,958
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	2,000	2,306,780
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/25	1,000	1,158,040
				29,915,611

California–11.24%

California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/21	2,000	2,133,900
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/28	1,500	1,678,635

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (c)	5.50%	07/01/18	$720	$757,246
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (c)(e)	5.00%	07/01/27	7,000	7,645,680
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	5.25%	07/01/23	1,715	1,861,718
California (State of) School Finance Authority (KIPP LA); Series 2014 A, RB	4.13%	07/01/24	500	520,755
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-2, TEMPS-55SM RB	2.40%	10/01/20	1,250	1,250,237
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (b)(f)	0.99%	05/01/17	4,000	4,003,520
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	1,715	2,058,514
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (c)	6.25%	11/15/19	600	670,260
California (State of); Series 2012 A, Ref. Floating Rate Unlimited Tax GO Bonds (b)(f)	0.72%	05/01/15	1,750	1,752,782
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (f)	1.19%	05/01/20	2,000	2,046,680
Corona-Norco Unified School District (Community Facilities District No. 98-1); Series 2013, Ref. Special Tax RB	5.00%	09/01/21	810	947,327
Series 2013, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,187,860
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (b)	5.00%	01/15/20	5,000	5,600,700
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/22	1,000	1,180,470
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	3,430	3,240,184
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	2,000	1,657,180
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/21	2,000	2,398,700
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/19	475	516,401
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/20	450	517,878
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/21	375	437,449
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/22	375	438,814
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/23	500	589,440
Irvine (City of) Public Facilities & Infrastructure Authority; Series 2012 A, Special Assessment RB	4.00%	09/02/23	995	1,027,039
Series 2012 A, Special Assessment RB	4.50%	09/02/25	375	387,206
Series 2012 A, Special Assessment RB	4.50%	09/02/26	550	567,661
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/22	3,200	3,759,776
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (c)	5.50%	03/01/18	100	108,689
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,158,080
Palomar Pomerado Health (Election of 2004); Series 2007 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	08/01/16	1,880	1,859,922
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/22	575	631,620
Series 2012, Ref. Special Tax RB	5.00%	09/01/23	450	490,275
Regents of the University of California; Series 2009 O, General RB (h)	5.75%	05/15/23	795	957,554
Series 2009 O, General RB (h)	5.75%	05/15/25	1,185	1,421,562
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	1,500	1,792,020
Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/26	2,000	2,281,220
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/20	1,000	1,179,580
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB (e)	5.00%	07/01/23	700	841,449
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (e)	5.00%	05/01/23	2,000	2,322,780
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/20	1,085	1,257,407
Series 2009 D, Tax Allocation RB	6.25%	08/01/22	1,000	1,154,380
Series 2011 D, Tax Allocation RB	6.63%	08/01/27	500	620,295

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/27	$750	$846,135
Series 2013 B, Special Tax RB	5.00%	08/01/27	405	456,913
San Jose (City of); Series 2011 A-1, Airport RB (e)	5.25%	03/01/26	2,000	2,256,600
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.50%	08/01/26	3,195	3,679,841
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.00%	09/01/26	1,030	1,150,829
Series 2013, Special Tax RB	5.13%	09/01/27	1,200	1,344,648
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/24	2,000	2,353,160
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)	3.20%	06/01/20	5,000	5,004,950
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/23	1,000	1,288,240
				87,292,161

Colorado–1.30%
Colorado (State of) Educational and Cultural Facilities Authority (Skyview Academy); Series 2014, Ref. & Improvement Charter School RB (c)	5.13%	07/01/34	750	784,080
Series 2014, Ref. & Improvement Charter School RB (c)	4.13%	07/01/24	500	517,675
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.25%	01/01/15	500	501,210
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	5.00%	01/15/22	750	845,790
Series 2010, Private Activity RB	5.25%	07/15/19	1,000	1,158,870
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/24	2,000	2,284,520
Series 2008, Unlimited Tax GO Bonds (h)	5.00%	08/01/25	500	570,350
Denver (City & County of); Series 2012 A, Airport System RB (e)	5.00%	11/15/22	500	588,825
Plaza Metropolitan District No. 1; Series 2013, Ref. Tax Allocation RB	5.00%	12/01/21	1,045	1,124,117
Series 2013, Ref. Tax Allocation RB	5.00%	12/01/22	500	538,800
University of Colorado; Series 2009 A, Enterprise System RB (b)(i)	5.50%	06/01/19	1,000	1,193,330
				10,107,567

Connecticut–0.47%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (e)	5.50%	04/01/21	1,000	1,152,120
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds (f)	0.46%	03/01/18	2,500	2,495,975
				3,648,095

Delaware–0.07%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	500	518,460

District of Columbia–1.02%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/30	2,000	2,106,740
District of Columbia; Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/16	2,325	2,488,703
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/19	3,000	3,360,930
				7,956,373

Florida–4.87%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.63%	11/15/22	1,750	1,821,260
Atlantic Beach (City of) (Fleet Landing); Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/23	565	629,839
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/21	440	492,919
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/22	375	419,850
Brevard County School District; Series 2004 B, Ref. COP (b)(i)	5.00%	01/01/15	1,000	1,004,480
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,168,430

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	$2,000	$2,223,740
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	2,000	2,380,580
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (c)	7.25%	05/15/26	1,215	1,377,895
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (c)	6.50%	05/15/20	1,000	1,006,770
Florida (State of) Board of Education; Series 2005 A, Lottery RB (INS-AMBAC) (a)	5.00%	07/01/19	1,265	1,314,107
Series 2005 A, Lottery RB (INS-AMBAC) (a)	5.00%	07/01/19	1,235	1,281,992
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/26	2,000	2,317,000
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/27	1,000	1,162,600
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2008 A, Hospital RB (b)	6.50%	11/17/15	3,000	3,181,650
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/24	1,990	2,196,164
Series 2012, RB	5.50%	11/15/32	1,670	1,847,638
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/24	415	483,159
Miami-Dade (County of) Expressway Authority; Series 2013 A, Ref. Toll System RB	5.00%	07/01/22	2,000	2,388,800
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	440	447,115
Orlando (City of) & Orange (County of) Expressway Authority; Series 2012, Ref. RB	5.00%	07/01/23	1,000	1,187,100
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/23	1,215	1,361,262
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 C, Principal Redemption RB	6.00%	06/01/21	1,000	1,089,110
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(b)	5.35%	05/01/18	1,000	1,136,270
Reedy Creek Improvement District; Series 2013 1, Ref. Utilities RB	5.00%	10/01/21	885	1,037,583
Series 2013 1, Ref. Utilities RB	5.00%	10/01/22	800	939,416
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (c)	5.75%	10/01/22	750	813,855
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS-AGM) (a)(e)	5.00%	10/01/18	1,000	1,136,370
				37,846,954

Georgia–1.29%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	775	931,689
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,200	1,230,840
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,500	1,699,020
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (b)	2.40%	04/01/20	5,000	5,053,100
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/24	1,000	1,127,440
				10,042,089

Guam–1.22%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.25%	12/01/17	1,000	1,116,950
Series 2009 A, Limited Obligation RB	5.50%	12/01/18	1,000	1,151,390
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (e)	6.00%	10/01/23	3,000	3,401,940
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/21	1,500	1,781,610
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/22	1,700	2,037,688
				9,489,578

Hawaii–0.72%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/27	1,000	1,098,350
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (e)	5.00%	08/01/21	550	644,671
Series 2013, Lease Revenue COP (e)	5.00%	08/01/22	2,000	2,353,780
Series 2013, Lease Revenue COP (e)	5.00%	08/01/23	1,250	1,482,150
				5,578,951

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–0.09%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	$500	$579,320
Idaho (State of) Housing & Finance Association; Series 2008 A, Class I, Single Family Mortgage RB (e)	5.00%	07/01/17	140	143,011
				722,331

Illinois–11.80%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	1,022,190
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,500	1,658,505
Chicago (City of) (188 West Randolph/Wells Redevelopment); Series 2014, COP (c)	6.84%	03/15/33	2,400	2,401,080
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, COP (c)	7.00%	01/15/29	1,500	1,556,175
Chicago (City of) (Metramarket Chicago); Series 2010 A, COP	6.87%	02/15/24	1,059	1,074,428
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (e)	5.50%	01/01/27	1,000	1,168,620
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/25	1,000	1,162,600
Series 2014 A, Ref. Second Lien RB (e)	5.00%	01/01/23	3,000	3,497,280
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	796	796,685
Chicago (City of) Board of Education; Series 2007 D, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/17	1,010	1,112,232
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (b)(f)	0.87%	06/02/18	2,200	2,135,914
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (h)	5.00%	12/01/24	3,000	3,516,720
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/23	2,200	2,449,128
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/24	3,965	4,396,907
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/27	1,000	1,142,500
Chicago (City of); Series 2011, COP	7.13%	05/01/21	750	807,713
Huntley (Village of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS-AGC) (a)	4.60%	03/01/17	517	537,256
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.13%	11/01/23	1,000	1,181,410
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/19	1,000	1,154,680
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/26	1,000	1,097,300
Series 2014 A, RB	5.00%	09/01/28	1,250	1,358,525
Illinois (State of) Finance Authority (DePaul University); Series 2013, Ref. RB	5.00%	10/01/23	750	897,233
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/23	900	1,003,968
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/24	1,175	1,306,318
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/26	380	420,645
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB (j)	6.00%	08/15/22	750	675
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/22	2,000	2,135,900
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	1,890	2,035,965
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	1,805	1,236,407
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/28	1,505	1,627,055
Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. Sr. Educational Facilities RB	5.00%	02/01/24	550	558,866
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,000	2,217,300
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 B, RB (h)	5.00%	12/15/20	5,000	5,898,600
Series 2012 B, RB (h)	5.00%	06/15/23	3,500	4,140,780
Illinois (State of) Municipal Electric Agency; Series 2007 A, Power Supply System RB (INS-NATL) (a)	5.00%	02/01/15	1,000	1,008,490
Illinois (State of) Toll Highway Authority; Series 2014 D, Ref. RB	5.00%	01/01/24	12,500	15,100,500
Illinois (State of); Series 2012, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/22	1,250	1,423,125
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/22	2,000	2,247,400
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/22	2,000	2,245,380

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds (g)(i)	0.00%	12/01/21	$330	$290,730
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	12/01/20	2,900	2,502,787
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/21	3,000	3,558,750
Series 2010, RB	5.38%	06/01/21	525	626,745
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/26	3,425	3,896,211
				91,607,678

Indiana–3.68%
Carmel (City of) (Barrington Carmel); Series 2012 C-2, TEMPS-65SM RB	5.25%	11/15/18	390	390,332
Carmel (City of) Redevelopment Authority; Series 2006, RB (b)(i)	5.00%	07/01/16	1,000	1,073,320
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	540,605
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, Tax-Exempt RB (e)	5.25%	09/01/28	1,980	2,259,833
Series 2014, Tax-Exempt RB (e)	5.25%	09/01/29	2,000	2,265,000
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,000	2,096,240
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/24	365	404,902
Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/25	200	220,898
Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/26	175	192,910
Indiana (State of) Finance Authority; Series 1993 A, Highway CAB RB (INS-AMBAC) (a)(g)	0.00%	12/01/16	1,695	1,672,812
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/24	500	571,035
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (e)	5.10%	01/15/17	760	825,998
Merrillville Multi-School Building Corp.; Series 2008, First Mortgage RB	5.00%	01/15/17	1,260	1,375,416
Series 2008, First Mortgage RB	5.00%	07/15/17	1,285	1,426,530
Michigan City Area-Wide School Building Corp.; Series 2002, First Mortgage CAB RB (INS-NATL) (a)(g)	0.00%	01/15/17	2,000	1,945,640
Series 2002, First Mortgage CAB RB (INS-NATL) (a)(g)	0.00%	01/15/18	3,000	2,862,060
Noblesville High School Building Corp.; Series 1993, First Mortgage CAB RB (INS-AMBAC) (a)(g)	0.00%	02/15/19	1,850	1,712,952
Northwest Allen School Building Corp.; Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/16	1,395	1,492,524
Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/19	3,200	3,534,560
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (e)	5.88%	01/01/24	1,500	1,670,670
				28,534,237

Iowa–1.82%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	5.63%	06/01/23	1,000	1,095,150
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.50%	06/15/30	2,255	2,531,283
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/19	1,000	1,145,260
Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, Health Facilities RB	4.00%	08/15/22	1,905	2,095,424
Series 2012, Health Facilities RB	4.00%	08/15/23	1,200	1,306,884
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,820	1,904,848
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (e)	5.50%	12/01/25	3,715	4,036,310
				14,115,159

Kansas–0.90%
Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/19	2,630	2,966,588
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/23	1,000	1,166,800
Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/16	500	523,425

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/31	$1,000	$1,080,400
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.00%	07/01/28	1,140	1,278,031
				7,015,244

Kentucky–0.46%
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2009 A, Hospital RB	5.00%	08/15/18	1,000	1,131,000
Series 2009 A, Hospital RB	5.38%	08/15/24	1,000	1,116,400
Kentucky Housing Corp.; Series 2008 A, RB (e)	5.00%	01/01/23	235	245,194
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.00%	10/01/25	1,000	1,113,200
				3,605,794

Louisiana–1.78%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (j)	5.25%	07/01/17	593	207,550
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/22	1,000	1,179,670
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City Public Improvement); Series 2007, RB (INS-AMBAC) (a)	5.00%	11/01/15	1,200	1,250,964
Louisiana Citizens Property Insurance Corp.; Series 2006 B, Assessment RB (INS-AMBAC) (a)	5.00%	06/01/20	1,000	1,062,330
Series 2009 C-1, Assessment RB (INS-AGC) (a)	5.88%	06/01/23	1,000	1,149,040
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/18	1,235	1,376,000
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/19	500	568,875
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/26	1,250	1,449,600
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	5,000	5,552,650
				13,796,679

Maryland–1.77%
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/26	4,500	5,228,550
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/22	1,000	1,111,150
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/23	335	407,209
Series 2011, RB	6.00%	07/01/25	200	239,874
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB (b)	5.00%	05/15/15	500	511,540
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.25%	01/01/23	250	265,723
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	3,000	3,480,570
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/20	2,250	2,488,680
				13,733,296

Massachusetts–0.40%
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/25	650	720,297
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (b)(i)	5.75%	05/01/19	1,500	1,802,505
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB (j)	5.85%	01/15/18	300	774
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.70%	04/15/21	500	565,075
				3,088,651

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–4.54%
Brandon School District; Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/16	$1,425	$1,518,865
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	1,410	1,602,084
Dearborn School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	05/01/16	2,480	2,636,984
Greenville Public Schools; Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/16	1,410	1,502,877
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	1,235	1,403,244
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (b)	5.50%	01/15/15	1,000	1,006,870
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB	5.00%	07/01/24	1,000	1,121,890
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014-D-2, Water Supply Ref. Senior Lien RB (INS-AGM) (a)	5.00%	07/01/26	7,500	8,547,525
Series 2014-D-4, Water Supply Ref. RB	5.00%	07/01/29	5,000	5,518,550
Traverse City Area Public Schools; Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/17	2,300	2,544,168
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	2,280	2,593,386
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/19	2,260	2,538,771
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (e)	5.00%	12/01/28	2,500	2,744,350
				35,279,564

Minnesota–0.49%
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	500	583,200
Woodbury (City of) Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	2.30%	12/01/17	120	120,104
Series 2014, RB	2.60%	12/01/18	120	120,136
Series 2014, RB	2.90%	12/01/19	455	454,791
Series 2014, RB	3.15%	12/01/20	620	618,704
Series 2014, RB	3.60%	12/01/21	225	224,807
Series 2014, RB	4.00%	12/01/22	265	267,533
Series 2014, RB	4.00%	12/01/23	200	199,850
Series 2014, RB	4.00%	12/01/24	175	174,428
Series 2014, RB	5.00%	12/01/29	1,000	1,028,560
				3,792,113

Mississippi–0.13%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,000	1,000,910

Missouri–2.34%
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2013, Ref. RB	4.00%	05/01/24	500	490,745
Series 2013, Ref. RB	4.50%	05/01/28	1,500	1,495,455
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.00%	06/01/21	525	595,670
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/23	1,000	1,200,230
Series 2011 A, Ref. RB	5.50%	09/01/24	2,000	2,373,820
Series 2011 A, Ref. RB	5.50%	09/01/28	2,000	2,300,420
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	3,680	3,907,571
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	115	119,204
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. Power Project RB	5.00%	01/01/29	2,000	2,323,960
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.00%	12/01/16	500	536,140
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	4.50%	09/01/23	340	368,033
Series 2012, Senior Living Facilities RB	5.00%	09/01/32	1,490	1,608,038

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/17	$250	$266,798
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	540	548,106
				18,134,190

Nebraska–0.46%
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	4.00%	11/01/22	720	775,663
Series 2012, Ref. RB	5.00%	11/01/23	500	560,325
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (a)	5.13%	04/01/23	560	643,782
University of Nebraska Facilities Corp.; Series 2006, Deferred Maintenance RB (INS-AMBAC) (a)	5.00%	07/15/17	1,500	1,608,915
				3,588,685

Nevada–1.41%
Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/27	1,000	1,105,380
Clark (County of); Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (e)	5.00%	07/01/19	1,020	1,166,360
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (e)	5.00%	07/01/20	1,000	1,154,810
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB (b)(c)(e)	5.63%	06/01/18	1,100	1,222,397
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	1,800	2,035,782
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,475	1,546,685
Series 2009 A, Tax Increment Allocation RB	7.00%	06/15/20	1,000	1,140,260
Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds	4.75%	06/01/26	1,405	1,538,362
				10,910,036

New Hampshire–0.35%
Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	1,000	1,069,970
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/27	1,500	1,610,445
				2,680,415

New Jersey–5.21%
Gloucester (County of) Improvement Authority (Waste Management Inc.); Series 1999 B, Ref. Solid Waste RB (b)(e)	2.50%	12/01/17	500	523,005
Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (e)	5.00%	12/01/24	2,000	2,242,300
Monmouth (County of) Improvement Authority; Series 2007, Governmental Loan RB (i)	5.00%	12/01/16	5	5,461
Series 2007, Governmental Loan RB (i)	5.00%	12/01/17	10	11,292
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/16	1,005	1,082,385
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/17	1,990	2,191,229
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.00%	07/01/22	750	738,810
Series 2012 C, RB	5.00%	07/01/32	475	422,840
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (e)	5.00%	07/01/21	425	493,956
Series 2013, Private Activity RB (e)	5.00%	01/01/28	1,000	1,113,440
Series 2013, Private Activity RB (e)	5.50%	01/01/26	1,390	1,630,845
Series 2013, Private Activity RB (e)	5.50%	01/01/27	1,130	1,311,342
New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/23	2,000	2,277,100
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/25	1,500	1,713,255
Series 2011, Ref. RB	5.00%	07/01/27	2,000	2,258,120
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB (i)	5.25%	07/01/20	1,000	1,197,450

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	$80	$82,076
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 B, VRD RB (LOC - JPMorgan Chase Bank N.A.) (d)(k)	0.02%	07/01/43	3,000	3,000,000
New Jersey (State of) Turnpike Authority; Series 2013 E, Floating Rate RB (b)(f)	0.72%	01/01/18	2,000	2,014,380
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/24	1,000	1,165,220
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (e)	5.00%	12/01/23	5,000	5,651,050
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	6,890	6,890,138
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	2,810	2,422,614
				40,438,308

New Mexico–1.79%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (b)	5.20%	06/01/20	1,700	1,909,695
Jicarilla Apache Nation; Series 2003 A, RB (c)	5.50%	09/01/23	1,000	995,520
New Mexico (State of) Finance Authority; Series 2006 B, Sr. Lien Public Revolving Fund RB (INS-NATL) (a)	5.00%	06/01/17	1,310	1,396,421
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/22	2,700	2,775,627
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/19	610	648,161
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB	6.00%	08/01/23	1,000	1,156,640
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014-B, Gas Supply Floating Rate RB (b)(f)	0.86%	08/01/19	5,000	5,000,000
				13,882,064

New York–2.28%

Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB	5.75%	11/15/22	500	563,315
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	5.75%	07/15/17	1,000	1,108,850
Series 2009, PILOT RB	5.75%	07/15/19	1,000	1,159,620
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/18	1,000	1,168,510
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/18	200	219,380
Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/19	200	222,416
New York (City of) Municipal Water Finance Authority; Subseries 2011 A-2, VRD Water & Sewer System RB (d)	0.04%	06/15/44	4,000	4,000,000
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (h)	5.00%	01/15/21	1,000	1,146,500
New York (City of); Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (f)	0.59%	08/01/25	3,000	2,999,700
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014, VRD RB (LOC - PNC Bank, N.A.) (d)(k)	0.04%	11/01/46	2,000	2,000,000
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	2,000	2,052,120
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	6.90%	03/01/20	5	5,017
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	4.63%	07/01/22	1,000	1,053,820
				17,699,248

North Carolina–0.64%

North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB	6.75%	01/01/24	1,000	1,208,690
Series 2008 C, Power System RB (INS-AGC) (a)	6.00%	01/01/19	1,070	1,157,333
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	1,800	1,824,606
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.00%	10/01/15	500	513,210
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/19	250	263,655
				4,967,494

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Dakota–0.21%
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.00%	12/01/16	$210	$216,193
North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, RB	5.50%	10/01/19	1,195	1,391,733
				1,607,926

Ohio–2.73%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	415	199,179
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/21	1,250	1,477,800
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/19	1,175	1,365,362
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (INS-AGC) (a)	5.00%	10/01/25	1,555	1,736,422
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/27	2,750	3,047,962
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (c)	5.75%	01/01/24	1,000	1,059,450
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	1,000	898,500
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/23	1,500	1,747,140
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB (b)(f)	0.83%	08/01/19	2,000	2,000,000
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/20	725	786,850
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2006 A, Ref. PCR (b)	3.75%	12/03/18	3,500	3,698,345
Series 2009 C, Ref. PCR	5.63%	06/01/18	2,000	2,225,400
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)	5.88%	06/01/16	865	927,315
				21,169,725

Oklahoma–0.26%
Chickasawa Nation; Series 2007, Health System RB (c)	5.38%	12/01/17	225	236,776
Tulsa (City of) Airports Improvement Trust; Series 2009 A, General RB	5.38%	06/01/24	1,750	1,775,690
				2,012,466

Oregon–0.43%
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/22	1,000	1,071,290
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/27	2,000	2,260,860
				3,332,150

Pennsylvania–3.76%
Allegheny (County of) Airport Authority (Pittsburgh International Airport); Series 2010 A, Airport RB (INS-AGM) (a)(e)	5.00%	01/01/16	1,000	1,051,350
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/18	3,000	3,443,190
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/21	500	510,410
Cumberland (County of) Municipal Authority (Asbury Obligated Group); Series 2012, Ref. RB	5.00%	01/01/22	750	806,430
Series 2012, Ref. RB	5.25%	01/01/27	1,275	1,349,116
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/20	1,980	2,113,907
Girard School District; Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	10/01/18	700	652,799
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	10/01/19	250	225,840
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.25%	07/01/20	1,980	2,076,050
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/17	500	540,750
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	2,000	2,184,560
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/27	1,500	1,589,265
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (b)	2.55%	12/03/18	1,500	1,526,550

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pennsylvania (State of) Turnpike Commission; Series 2013 B, Floating Rate RB (f)	1.19%	12/01/19	$2,000	$2,046,200
Series 2014 B-1, Ref. Floating Rate RB (f)	1.02%	12/01/21	5,000	5,015,900
Philadelphia (City of) Industrial Development Authority (One Benjamin Franklin Parkway); Series 2007 C, Ref. Lease RB (INS-AGM) (a)	5.00%	02/15/15	2,150	2,170,747
Philadelphia (City of); Eighteenth Series 2004, Gas Works RB (INS-AGC) (a)	5.25%	08/01/18	750	753,000
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/25	1,000	1,130,160
				29,186,224

Rhode Island–0.15%
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/22	1,000	1,175,460

South Carolina–2.05%
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/26	4,650	5,270,821
Piedmont Municipal Power Agency; Series 2008 A-2, Electric RB	5.00%	01/01/24	1,000	1,104,220
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/21	2,000	2,303,180
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/19	1,000	1,139,340
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/23	1,000	1,076,830
Series 2013, Health Facilities RB	5.00%	05/01/28	1,250	1,304,075
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/26	3,215	3,689,470
				15,887,936

South Dakota–0.16%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/21	605	698,128
Series 2010, RB	5.00%	09/01/22	500	568,930
				1,267,058

Tennessee–1.22%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. RB	5.00%	10/01/15	60	61,078
Franklin Special School District; Series 1999, Limited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	06/01/15	700	699,251
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/19	770	857,595
Series 2012, Ref. & Improvement RB	5.00%	07/01/22	500	561,490
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008 C, RB	5.25%	06/01/18	1,000	1,131,840
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/29	650	680,225
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.25%	09/01/16	225	235,690
Tennessee Energy Acquisition Corp.; Series 2006 C, Gas RB	5.00%	02/01/23	1,360	1,560,083
Series 2006 C, Gas RB	5.00%	02/01/24	3,225	3,702,591
				9,489,843

Texas–12.44%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	1,000	1,034,220
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	5.88%	03/01/24	300	315,768
Series 2014 A, Education RB	6.63%	03/01/29	1,000	1,049,740
Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/24	1,500	1,739,520
Brownsville (City of); Series 2008 A, Ref. Utilities System RB (INS-AGM) (a)	5.00%	09/01/23	1,240	1,394,281

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 A, RB	5.50%	04/01/23	$1,670	$1,887,150
Series 2005 A, RB	5.50%	04/01/25	1,610	1,792,332
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/33	1,250	1,502,012
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,500	1,692,720
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	85	85,343
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (e)	5.25%	11/01/26	2,000	2,385,120
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2014 A, Ref. RB	5.00%	09/01/22	150	165,164
Series 2014 A, Ref. RB	5.00%	09/01/23	150	164,114
Series 2014 A, Ref. RB	5.00%	09/01/24	265	288,680
Series 2014 A, Ref. RB	5.25%	09/01/29	1,000	1,070,880
Greenville (City of); Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/25	2,355	2,554,987
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/26	2,475	2,673,173
Gulf Coast Waste Disposal Authority; Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/21	1,250	1,454,537
Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/23	2,610	3,039,606
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, First Mortgage RB	4.00%	01/01/23	1,325	1,362,816
Series 2013 A, First Mortgage RB	5.00%	01/01/33	1,090	1,120,618
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB (f)	0.79%	06/01/20	2,000	1,997,900
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/28	1,500	1,648,695
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (b)(i)	7.00%	12/01/18	500	618,320
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.25%	11/15/24	1,950	2,209,584
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	2,500	2,779,425
Hidalgo County Health Services Corp. (Mission Hospital, Inc.); Series 2005, Hospital RB	5.00%	08/15/19	350	351,197
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	500	515,375
Houston (City of); Series 2007 A, Ref. Public Improvement Limited Tax GO Bonds (INS-NATL) (a)	5.00%	03/01/16	1,000	1,059,360
Series 2011 A, Ref. Sub Lien Airport System RB (e)	5.00%	07/01/25	1,000	1,141,920
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (b)(f)	0.79%	06/01/17	9,000	9,035,820
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	5.88%	05/15/21	820	937,416
Series 2012 A, RB	4.00%	02/15/22	635	666,147
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.00%	02/15/24	350	373,709
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.00%	02/15/15	230	231,293
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.25%	01/01/33	1,600	1,766,384
New Hope Cultural Education Facilities Corp. (Wesleyan Homes Inc.); Series 2014, Retirement Facilities RB	5.25%	01/01/29	1,500	1,551,600
Series 2014, Retirement Facilities RB	5.50%	01/01/35	1,400	1,443,680
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014-A, Student Housing RB	5.00%	04/01/29	620	680,673
North Texas Tollway Authority; Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	1,000	1,148,700
Series 2012 C, Ref. First Tier RB (b)	1.95%	01/01/19	2,000	2,034,060
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 B-1, TEMPS-75SM Retirement Facility RB	6.13%	11/15/20	500	506,485
Series 2014 B-2, TEMPS-50SM Retirement Facility RB	5.00%	11/15/19	750	756,045

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	6.38%	07/01/33	$500	$514,775
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/21	1,000	1,166,620
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2009, Ref. Hospital RB	5.75%	11/15/24	1,000	1,156,760
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	500	539,845
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (b)(i)	5.75%	07/01/16	325	335,858
Series 2008, Ref. RB (INS-AGC) (a)	5.75%	07/01/18	1,045	1,135,142
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, TEMPS-75SM Retirement Facility RB	7.25%	11/15/16	2,680	2,669,762
Texas (State of) Transportation Commission; Series 2006 A, First Tier RB (b)(i)	5.00%	04/01/16	2,000	2,125,480
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS-AMBAC) (a)(g)	0.00%	08/15/18	5,700	5,401,320
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	8,155	10,036,195
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/21	2,600	3,050,762
Series 2012, Gas Supply RB	5.00%	12/15/22	500	586,265
Series 2012, Gas Supply RB	5.00%	12/15/23	3,950	4,523,500
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	4.63%	08/15/22	500	519,025
Series 2012 A, Education RB	5.00%	08/15/27	585	605,177
				96,593,055

Utah–0.47%
Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (g)(i)	0.00%	07/01/17	1,750	1,662,500
Utah (State of) Transit Authority; Series 2012, Ref. Sales Tax RB	5.00%	06/15/21	535	633,189
Series 2012, Ref. Sales Tax RB	5.00%	06/15/22	505	603,313
Series 2012, Ref. Sales Tax RB	5.00%	06/15/23	655	773,385
				3,672,387

Virgin Islands–1.04%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB (e)	5.00%	09/01/22	1,320	1,505,539
Series 2014 A, Ref. Marine RB (e)	5.00%	09/01/23	1,000	1,141,270
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/17	1,000	1,095,080
Series 2012 A, RB (c)	4.00%	10/01/22	2,005	2,090,213
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/19	2,000	2,256,260
				8,088,362

Virginia–0.94%
Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. Special Assessment RB	4.25%	03/01/26	700	693,784
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/22	1,000	1,018,540
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB	5.13%	05/15/24	1,000	1,153,650
Route 460 Funding Corp.; Series 2012 B, Sr. Lien Toll Road CAB RB (g)	0.00%	07/01/25	600	381,948
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (e)	5.00%	01/01/27	2,500	2,727,150
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/19	660	723,954
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	559	591,584
				7,290,610

Washington–2.62%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/25	1,000	1,160,170

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/23	$1,000	$1,108,760
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/26	2,000	2,279,140
Kalispel Tribe of Indians; Series 2008, RB	6.20%	01/01/16	100	99,605
Seattle (City of); Series 2007, Ref. Solid Waste RB (b)(i)	5.00%	02/01/17	1,555	1,706,395
Series 2007, Ref. Solid Waste RB	5.00%	02/01/18	240	261,773
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	1,725	2,028,186
Seattle (Port of) (SEATAC Fuel Facilities LLC); Series 2013, Ref. Special Facility RB (e)	5.00%	06/01/21	650	757,036
Series 2013, Ref. Special Facility RB (e)	5.00%	06/01/24	1,560	1,842,500
Tes Properties; Series 2009, RB	5.00%	12/01/24	1,000	1,141,820
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/27	500	589,070
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.13%	10/01/24	1,500	1,649,865
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.00%	06/01/22	3,260	3,840,899
Washington (State of); Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(g)	0.00%	06/01/16	1,885	1,871,975
				20,337,194

West Virginia–0.86%
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	261,487
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2008 C, Ref. PCR	3.25%	05/01/19	2,745	2,843,820
Series 2011 A, Ref. Solid Waste Disposal Facilities RB (b)(e)	2.25%	09/01/16	3,000	3,040,230
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	500	539,130
				6,684,667

Wisconsin–1.38%
Milwaukee (County of); Series 2010 B, Ref. Airport RB (e)	5.00%	12/01/22	1,250	1,397,537
Series 2010 B, Ref. Airport RB (e)	5.00%	12/01/23	1,000	1,111,230
Public Financing Authority (Rose Villa); Series 2014 B-3, TEMPS-50SM RB	3.75%	11/15/19	1,000	1,009,390
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	1,370	1,469,640
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (b)	5.13%	08/15/16	1,000	1,077,710
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/25	1,650	1,896,295
Series 2012, RB	5.00%	06/01/26	1,000	1,141,570
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (e)	5.30%	09/01/23	390	410,768
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.00%	04/01/22	1,050	1,162,613
				10,676,753

Wyoming–0.14%
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,122,270
TOTAL INVESTMENTS(l)–100.79% (Cost $736,821,522)				782,591,042

FLOATING RATE NOTE OBLIGATIONS–(1.48)%
Notes with interest and fee rates ranging from 0.56% to 0.61% at 11/30/14 and contractual maturities of collateral ranging from 12/15/20 to 08/01/25 (See Note 1D) (m)				(11,525,000)
OTHER ASSETS LESS LIABILITIES–0.69%				5,358,084
NET ASSETS–100.00%				$776,424,126

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Investment Abbreviations:

AGC	—Assured Guaranty Corp.	MFH	—Multi-Family Housing

AGM	—Assured Guaranty Municipal Corp.	NATL	—National Public Finance Guarantee Corp.

AMBAC	—American Municipal Bond Assurance Corp.	PCR	—Pollution Control Revenue Bonds

BHAC	—Berkshire Hathaway Assurance Corp.	PILOT	—Payment-in-Lieu-of-Tax

CAB	—Capital Appreciation Bonds	RAB	—Revenue Anticipation Bonds

CEP	—Credit Enhancement Provider	RB	—Revenue Bonds

COP	—Certificates of Participation	Ref.	—Refunding

Ctfs.	—Certificates	Sec.	—Secured

FHA	—Federal Housing Administration	Sr.	—Senior

FTA	—Federal Transit Administration	Sub.	—Subordinated

GO	—General Obligation	TEMPS	—Tax-Exempt Mandatory Paydown Securities

IDR	—Industrial Development Revenue Bonds	VRD	—Variable Rate Demand

INS	—Insurer	Wts.	—Warrants

LOC	—Letter of Credit

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $27,816,212, which represented 3.58% of the Fund’s Net Assets.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(e)	Security subject to the alternative minimum tax.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(g)	Zero coupon bond issued at a discount.

(h)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2014 was $208,999, which represented less than 1% of the Fund’s Net Assets.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	8.4%

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2014. At November 30, 2014, the Fund’s investments with a value of $19,936,586 are held by Dealer Trusts and serve as collateral for the $11,525,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Intermediate Term Municipal Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2014 was $114,006,465 and $58,241,529, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$47,249,742
Aggregate unrealized (depreciation) of investment securities	(1,545,159)
Net unrealized appreciation of investment securities	$45,704,583
Cost of investments for tax purposes is $736,886,459.

Invesco Intermediate Term Municipal Income Fund

Invesco Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	VK-MINC-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–107.92%

Alabama–0.88%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/39	$2,725	$3,080,749
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (a)	5.00%	09/01/44	2,725	3,047,150
Auburn University; Series 2011 A, General Fee RB	5.00%	06/01/36	1,000	1,129,370
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital); Series 2009, Health Care Facility RB (INS-AGC) (a)	6.00%	06/01/39	1,000	1,161,550
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB (b)	5.20%	06/01/25	2,500	2,521,850
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	900	901,530
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	4,100	4,759,526
University of Alabama Board of Trustees; Series 2008 A, Hospital RB	5.75%	09/01/22	3,000	3,387,990
				19,989,715

Alaska–1.29%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB	5.00%	10/01/40	1,250	1,347,762
Series 2011 A, RB	5.50%	10/01/41	3,000	3,392,280
Alaska (State of) International Airports System; Series 2006 B, Ref. RB (INS-NATL) (a)	5.00%	10/01/24	6,525	7,032,710
Series 2006 D, Ref. RB (INS-NATL) (a)	5.00%	10/01/24	9,570	10,314,642
Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.75%	09/01/33	200	227,444
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS-AGC) (a)	6.00%	09/01/28	5,000	5,999,300
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (a)	5.38%	06/01/28	1,025	1,028,280
				29,342,418

Arizona–2.98%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (INS-BHAC) (a)	5.50%	01/01/38	5,000	5,513,300
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/39	5,000	5,511,300
Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/24	2,375	2,559,205
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	2,420	2,584,971
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB (c)(d)	5.00%	12/01/15	1,655	1,677,740
Series 2005 B, Ref. Hospital RB (c)(d)	5.25%	12/01/15	3,250	3,346,362
Series 2005 B, Ref. Hospital RB (c)(d)	5.25%	12/01/15	2,250	2,313,180
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	1,000	1,098,820
Series 2010, RB	5.13%	05/15/40	2,150	2,383,103
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (a)	5.25%	01/01/32	1,665	1,727,138
Goodyear (City of); Series 2010, Sub. Lien Water & Sewer RB	5.63%	07/01/39	1,000	1,157,600
Navajo County Pollution Control Corp.; Series 2009 E, PCR (c)	5.75%	06/01/16	1,000	1,073,380
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/39	600	555,462
Series 2009, Education RB	7.13%	01/01/45	1,240	1,152,729
Phoenix (City of) Industrial Development Authority (Great Hearts Academies); Series 2012, Education RB	6.30%	07/01/42	1,000	1,072,530
Series 2012, Education RB	6.40%	07/01/47	400	430,788
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.50%	07/01/34	1,095	1,229,532

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	$5,000	$5,339,900
Series 2012, Lease RB	5.25%	06/01/34	3,000	3,270,570
Phoenix Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB (b)	5.25%	07/01/19	1,000	1,130,820
Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. Education Facility RB	7.00%	05/01/34	1,000	1,039,160
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (b)	6.55%	12/01/37	1,580	1,613,148
Series 2008, Water & Wastewater RB (b)	6.38%	12/01/18	508	528,041
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,925	2,106,489
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB	5.25%	07/01/41	2,000	2,228,660
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	6.00%	12/01/23	550	623,546
Series 2008, Electrical System RB	6.00%	12/01/28	740	837,391
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (f)	5.00%	01/01/25	3,000	3,441,510
Series 2009 A, Electric System RB (f)	5.00%	01/01/28	2,000	2,270,380
University Medical Center Corp.; Series 2009, Hospital RB	6.00%	07/01/24	1,250	1,445,988
Verrado Community Facilities District No. 1; Series 2013 A, Ref. Unlimited Tax GO Bonds (e)	6.00%	07/15/27	2,000	2,308,860
Series 2013 B, Unlimited Tax GO Bonds (e)	5.70%	07/15/29	775	869,542
Series 2013 B, Unlimited Tax GO Bonds (e)	6.00%	07/15/33	710	799,709
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/25	1,000	1,159,640
Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	500	576,695
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (a)	5.00%	07/01/24	1,000	1,081,480
				68,058,669

Arkansas–0.16%

Arkansas State University (Jonesboro Campus); Series 2009, Housing System RB (INS-AGM) (a)	5.00%	03/01/34	1,825	2,054,129
Little Rock (City of); Series 2009, Library Construction & Improvement Limited Tax GO Bonds	4.60%	03/01/24	1,495	1,677,091
				3,731,220

California–12.55%

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/25	4,535	5,060,516
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	735	868,160
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (c)(d)	5.25%	03/01/15	3,470	3,514,173
Series 2004, Tax Allocation RB (INS-SGI) (a)	5.25%	09/01/35	310	310,332
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/31	40	22,502
Big Bear Lake (City of); Series 1996, Ref. Water RB (INS-NATL) (a)	6.00%	04/01/22	2,000	2,293,260
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB (b)(f)	4.95%	12/01/37	9,585	9,810,152
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	5,000	5,831,300
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	500	560,375
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (c)(d)	5.50%	02/01/20	1,000	1,214,490
California (State of) Housing Finance Agency; Series 1983 B, Home Mortgage CAB RB (CEP-FHA) (g)	0.00%	08/01/15	10	9,650
Series 2008 K, Home Mortgage RB (b)	5.30%	08/01/23	1,835	1,889,958
Series 2008 K, Home Mortgage RB (b)	5.45%	08/01/28	4,000	4,095,720
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/28	1,525	1,706,612
Series 2011, RB	5.75%	01/01/33	450	520,268

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (b)(e)	5.00%	07/01/30	$3,160	$3,418,772
Series 2012, Water Furnishing RB (b)(e)	5.00%	07/01/37	6,955	7,472,243
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	2,000	1,980,400
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,029,000
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,288,475
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS-Cal-Mortgage) (a)	5.75%	08/15/38	500	553,430
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	7,000	7,414,890
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	1,715	2,058,514
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM) (a)	5.25%	10/01/24	270	271,058
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB (e)	6.25%	11/15/19	500	558,550
Series 2009, Senior Living RB (e)	6.63%	11/15/24	2,000	2,376,560
California (State of); Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	3,500	4,239,235
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	250	287,595
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	5,000	5,576,500
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/36	5,000	5,715,250
Capistrano Unified School District; Series 2005, Community Facilities Special Tax RB (INS-NATL) (a)	5.00%	09/01/25	5,000	5,145,300
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	08/01/29	1,585	921,503
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/39	1,000	358,710
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS-AMBAC) (a)	6.70%	08/01/21	425	490,374
El Centro (City of) Financing Authority; Series 2006 A, Wastewater RB (c)(d)	5.00%	10/01/16	2,000	2,150,520
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/32	5,030	2,387,791
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/33	4,185	1,883,878
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/28	1,000	1,042,540
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,532,865
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	9,895	9,347,411
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	12,505	10,361,518
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS-AGM) (a)	5.00%	08/01/26	2,000	2,431,660
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/34	1,500	650,730
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.50%	08/01/29	2,000	2,375,440
Long Beach Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds	5.75%	08/01/33	5,000	5,890,200
Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB (f)	5.25%	07/01/38	2,000	2,237,820
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,500	1,698,060
Los Angeles Unified School District (Election of 2002); Series 2007 B, Unlimited Tax GO Bonds (INS-AMBAC) (a)	4.50%	07/01/26	2,000	2,166,900
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/29	3,000	3,439,080
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(g)	0.00%	08/01/35	3,260	1,297,773
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,500	1,717,245
Oakland (Port of); Series 2007 A, Ref. Intermediate Lien RB (INS-NATL) (a)(b)	5.00%	11/01/29	4,000	4,365,840
Series 2012 P, Ref. Sr. Lien RB (b)	5.00%	05/01/28	2,000	2,259,460

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Oceanside Unified School District; Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/33	$775	$859,870
Palomar Pomerado Health (Election of 2004); Series 2005 A, Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	08/01/26	1,080	1,112,000
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/37	1,170	424,172
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/38	4,770	1,646,032
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/39	5,010	1,640,925
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/40	5,260	1,589,782
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/41	5,520	1,579,990
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	08/01/31	2,420	2,736,512
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/35	1,500	621,660
Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/35	5,000	5,177,300
Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/25	1,415	1,595,413
Redondo Beach Unified School District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (c)(d)	5.13%	08/01/16	2,000	2,166,320
Regents of the University of California; Series 2009 O, General RB	5.25%	05/15/39	500	567,935
Series 2009 O, General RB (f)	5.75%	05/15/23	5,570	6,708,898
Series 2009 O, General RB (f)	5.75%	05/15/25	8,205	9,842,964
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,500	2,986,700
Riverside (City of); Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/38	6,335	6,998,148
Riverside (County of) Transportation Commission; Series 2013 A, Sr. Lien Toll RB	5.75%	06/01/44	2,500	2,854,500
Sacramento (County of); Series 2009 B, Sr. Airport System RB (INS-AGC) (a)	5.50%	07/01/34	1,500	1,684,110
Series 2010, Sr. Airport System RB	5.00%	07/01/40	4,300	4,813,076
San Bernardino Community College District (Election of 2008); Series 2008 A, Unlimited Tax GO Bonds (c)(d)	6.50%	08/01/18	525	632,441
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/20	1,000	1,179,580
Series 2011, RB	6.50%	12/01/21	2,000	2,423,300
Series 2011, RB	6.50%	12/01/22	2,000	2,403,760
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (f)	5.25%	08/01/33	7,500	8,649,525
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (b)	5.00%	05/01/23	10,000	11,613,900
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/24	1,000	1,148,410
San Joaquin (County of) Transportation Authority (Measure K); Series 2011 A, Limited Sales Tax RB	5.25%	03/01/31	1,500	1,753,170
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/44	5,000	5,339,900
San Jose (City of); Series 2011 A-1, Airport RB (b)	5.25%	03/01/26	2,730	3,080,259
Series 2011 A-1, Airport RB (b)	6.25%	03/01/34	2,500	2,929,975
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS-AMBAC) (a)	5.00%	10/01/31	5,140	5,267,318
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.38%	09/01/29	2,530	2,859,887
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS-AMBAC) (a)	5.00%	08/15/27	5,380	5,462,637
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2005 A, Ref. RB (INS-AMBAC) (a)	5.00%	10/01/35	2,000	2,012,900
Southern California Metropolitan Water District; Series 2005 A, RB (INS-AGM) (a)	5.00%	07/01/35	2,000	2,053,580
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS-AMBAC) (a)(h)	9.62%	07/01/15	3,200	3,351,040
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/26	1,250	857,025
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,370,920

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	08/01/27	$7,865	$4,945,905
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.50%	09/01/34	1,000	1,135,430
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	08/01/24	3,570	2,647,655
Yuba (County of) Levee Financing Authority; Series 2008 A, RB (INS-AGC) (a)	5.00%	09/01/33	1,500	1,636,110
				286,461,492

Colorado–1.63%

Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (a)	5.00%	06/01/37	1,070	1,108,606
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2004 A, RB	5.25%	06/01/34	1,000	1,003,640
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2013, RB	5.63%	06/01/43	2,500	2,817,425
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	2,650	2,971,392
Series 2010, Private Activity RB	6.50%	01/15/30	2,400	2,791,584
Colorado (State of) Water Resources & Power Development Authority (City of Fountain Electric, Water & Wastewater Utility Enterprise); Series 2009 A, Water Resource RB (INS-AGC) (a)	5.13%	12/01/30	400	444,572
Series 2009 A, Water Resource RB (INS-AGC) (a)	5.25%	12/01/38	525	586,005
Colorado Springs (City of); Series 2002, Hospital RB (c)(d)	5.25%	12/15/18	3,375	3,956,411
Series 2002, Hospital RB (c)(d)	5.25%	12/15/18	3,530	4,138,113
Series 2010 D-1, Utilities System RB	5.25%	11/15/33	1,000	1,157,420
Denver (City & County of) (Justice System); Series 2008, Unlimited Tax GO Bonds (f)	5.00%	08/01/24	6,000	6,853,560
Series 2008, Unlimited Tax GO Bonds (f)	5.00%	08/01/25	1,500	1,711,050
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/35	5,680	5,813,139
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	500	509,225
University of Colorado; Series 2009 A, Enterprise System RB	5.25%	06/01/30	1,075	1,239,282
				37,101,424

Connecticut–1.28%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(b)	6.60%	07/01/24	1,000	1,003,500
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (b)	5.50%	04/01/21	3,000	3,456,360
Connecticut (State of) Health & Educational Facilities Authority (Duncaster Inc.); Series 2014 A, RB	5.00%	08/01/44	5,000	5,022,500
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/26	1,000	1,125,480
Series 2011 A, RB	5.00%	07/01/41	5,700	6,140,097
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 J, RB (INS-NATL) (a)	5.75%	07/01/33	1,000	1,132,120
Series 2007 K-2, RB (INS-NATL) (a)	5.00%	07/01/23	1,100	1,236,136
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	5,000	5,522,650
Hamden (Town of) (Whitney Center); Series 2009 C, RB (c)	7.25%	01/01/16	1,000	1,017,800
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,557,700
				29,214,343

Delaware–0.08%

Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. Gas Facilities RB	5.40%	02/01/31	1,050	1,185,292
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	630	653,260
				1,838,552

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–2.46%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	6.38%	03/01/31	$2,980	$3,259,494
Series 2011, RB	6.63%	03/01/41	1,100	1,199,253
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	2,200	2,593,536
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (c)(d)	5.50%	10/01/17	4,000	4,551,360
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	12,000	12,408,960
Series 2009 A, Sec. Income Tax RB (f)	5.00%	12/01/23	10,715	12,475,689
Series 2009 A, Sec. Income Tax RB (f)	5.25%	12/01/27	6,860	8,004,728
Series 2009 B, Ref. Sec. Income Tax RB (f)	5.00%	12/01/24	4,285	4,964,472
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	6,290	6,650,291
				56,107,783

Florida–6.69%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/17	1,000	1,063,780
Series 2007, IDR	5.88%	11/15/36	1,000	1,021,940
Broward (County of); Series 2009 A, Water & Sewer Utility RB	5.13%	10/01/28	1,500	1,687,860
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	3,000	3,505,290
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (e)	7.25%	05/15/26	1,000	1,134,070
Series 2014 A, Continuing Care Community RB (e)	7.75%	05/15/35	2,500	2,779,900
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (e)	6.50%	05/15/20	2,400	2,416,248
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	3,250	3,770,715
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	400	425,004
Florida (State of) Board of Education; Series 2007 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/19	3,715	4,005,736
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (f)	5.00%	07/01/26	1,305	1,449,894
Series 2008 A, Ref. Turnpike RB (f)	5.00%	07/01/27	1,325	1,469,942
Series 2008 A, Ref. Turnpike RB (f)	5.00%	07/01/28	1,440	1,590,451
Series 2008 A, Ref. Turnpike RB (f)	5.00%	07/01/32	2,500	2,742,950
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2010, RB	5.00%	12/01/37	2,250	2,432,092
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB (d)	6.88%	10/01/22	2,500	3,236,550
Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	1,840	1,976,491
Florida Housing Finance Corp. (Homeowner Mortgage); Series 2008 1, RB (CEP-GNMA) (b)	5.80%	07/01/28	710	730,753
Series 2008 1, RB (CEP-GNMA) (b)	6.00%	07/01/39	435	470,300
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2006 C, RB (c)(d)	5.25%	11/15/16	100	109,499
Series 2006 C, RB	5.25%	11/15/36	3,900	4,173,702
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (a)(b)	5.38%	10/01/33	2,500	2,782,500
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	6,500	7,132,970
Miami (City of); Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/34	500	531,395
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/39	1,010	1,101,860
Series 2014, Ref. RB	5.00%	11/15/44	1,045	1,131,056
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	5.38%	07/01/29	1,000	1,121,010
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB (INS-AGC) (a)	5.63%	06/01/34	1,000	1,119,090
Series 2009, Public Facilities RB (INS-AGC) (a)	5.75%	06/01/39	775	867,535
Miami-Dade (County of) (Miami International Airport); Series 2005, Aviation RB (INS-AGC) (a)(b)	5.00%	10/01/38	16,100	16,418,458
Series 2010 A, Aviation RB	5.38%	10/01/35	3,105	3,571,309

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	$4,000	$4,224,040
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (a)	5.00%	07/01/35	3,350	3,731,330
Miami-Dade (County of) School Board; Series 2008 B, COP (INS-AGC) (a)	5.25%	05/01/26	5,000	5,567,700
Miami-Dade (County of); Series 2005 B, Sub. Special Obligation RB (INS-NATL) (a)	5.00%	10/01/35	2,500	2,573,775
Series 2009 C, Professional Sports Franchise Facility Tax RB (INS-AGC) (a)	5.75%	10/01/39	550	635,157
Series 2010, Water & Sewer System RB (INS-AGC) (a)	5.00%	10/01/39	4,500	5,088,195
Series 2010 B, Aviation RB (INS-AGM) (a)	5.00%	10/01/35	1,205	1,332,537
Series 2012 A, Ref. Aviation RB (b)	5.00%	10/01/30	2,000	2,232,420
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (a)	5.00%	10/01/35	3,800	4,258,318
Palm Beach (County of) Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (INS-AGM) (a)	5.00%	07/01/30	625	684,175
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.25%	11/15/17	1,185	1,270,782
Series 2007, RB	5.88%	11/15/37	800	868,424
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/35	1,500	1,663,530
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)	5.35%	05/01/18	5,200	5,908,604
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	490	318,485
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (e)	5.25%	10/01/27	3,500	3,725,610
Series 2007 A, Special Obligation RB (e)	5.75%	10/01/22	500	542,570
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	1,275	1,252,700
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (f)	5.00%	08/15/42	18,000	18,990,900
Sunrise (City of); Series 1998, Ref. Utility System RB (c)(d)	5.20%	10/01/20	1,725	2,038,295
Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.00%	10/01/28	1,150	1,271,567
Series 1998, Ref. Utility System RB (INS-AMBAC) (a)	5.20%	10/01/22	2,275	2,542,904
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)	6.00%	10/01/29	3,000	4,052,100
				152,744,468

Georgia–1.75%

Atkinson & Coffee (Counties of) Joint Development Authority (SGC Real Estate Foundation II LLC); Series 2009, RB (INS-AGC) (a)	5.25%	06/01/34	1,000	1,084,770
Atlanta (City of) (Atlantic Station); Series 2007, Ref. Tax Allocation RB (INS-AGC) (a)	5.25%	12/01/21	1,370	1,505,479
Series 2007, Ref. Tax Allocation RB (INS-AGC) (a)	5.25%	12/01/22	1,000	1,095,200
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	4,810	5,676,425
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,500	2,559,600
Atlanta (City of); Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,000	1,204,900
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,000	1,201,160
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/34	1,500	1,700,775
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.38%	11/01/39	1,500	1,715,445
Series 2010 C, Ref. General Airport RB	5.25%	01/01/30	1,500	1,742,280
Series 2010 C, Ref. General Airport RB	6.00%	01/01/30	1,000	1,210,120
Series 2010 C, Ref. General Airport RB (INS-AGM) (a)	5.25%	01/01/30	1,500	1,745,055
DeKalb (County of) Private Hospital Authority (Children’s Healthcare of Atlanta, Inc.); Series 2009, RAC	5.00%	11/15/19	600	694,260
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/29	700	810,642
Georgia (State of) Municipal Electric Authority; Series 1998 Y, Power RB (d)	6.50%	01/01/17	190	196,648
Series 1998 Y, Power RB (INS-NATL) (a)	6.50%	01/01/17	6,055	6,367,256
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.50%	07/01/34	1,000	1,114,870
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	5.00%	08/01/32	2,000	2,179,120

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2008, RAC (INS-AGC) (a)	6.38%	08/01/29	$2,135	$2,433,751
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	1,500	1,649,940
Savannah (City of) Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS-AGC) (a)	5.50%	06/15/35	1,020	1,166,696
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	5.13%	11/01/30	750	813,848
				39,868,240

Guam–0.05%

Guam (Territory of) Power Authority; Series 2010 A, RB (INS-AGM) (a)	5.00%	10/01/37	1,100	1,208,075

Hawaii–0.44%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	2,000	2,326,540
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/32	1,500	1,632,225
Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/37	1,250	1,362,763
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (f)	5.25%	04/01/29	4,120	4,738,948
				10,060,476

Idaho–0.58%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,158,640
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	6.13%	12/01/28	655	759,485
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	525	548,121
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/23	4,230	4,769,706
Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/24	3,485	3,915,223
Idaho (State of) Housing & Finance Association; Series 2008 A, Class II, Single Family Mortgage RB (b)	5.85%	07/01/36	870	889,323
Series 2008 A, Class III, Single Family Mortgage RB (b)	5.70%	07/01/28	1,085	1,119,503
				13,160,001

Illinois–14.59%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	2,250	2,299,928
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,500	1,445,565
Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS-Radian) (a)	5.13%	11/01/37	3,755	3,897,202
Chicago (City of) (83rd/Stewart Redevelopment); Series 2013, COP (e)	7.00%	01/15/29	4,027	4,177,811
Chicago (City of) (Cottage View Terrace Apartments); Series 2000 A, FHA/GNMA Collateralized MFH RB (CEP-GNMA) (b)	6.13%	02/20/42	1,430	1,432,217
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	445	342,628
Chicago (City of) (Midway Airport); Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (a)	5.00%	01/01/21	5,925	5,950,300
Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (a)	5.00%	01/01/22	6,220	6,246,497
Series 2013 A, Ref. Second Lien RB (b)	5.50%	01/01/32	5,000	5,678,500
Series 2014 A, Ref. Second Lien RB (b)	5.00%	01/01/41	2,725	2,936,269
Chicago (City of) (O’Hare International Airport); Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (a)	5.00%	01/01/34	5,000	5,019,050
Series 2004 A, Ref. Third Lien General Airport RB (INS-AGC) (a)	5.00%	01/01/29	1,000	1,003,990
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/24	6,000	6,295,320
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/26	3,855	4,040,425
Series 2005 A, Third Lien General Airport RB (INS-NATL) (a)	5.25%	01/01/24	5,000	5,246,100
Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(f)	5.00%	01/01/33	3,000	3,148,380
Series 2012 B, Ref. Sr. Lien General Airport RB (b)	5.00%	01/01/30	5,000	5,459,050
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	3,184	3,186,738
Chicago (City of) Board of Education (School Reform); Series 1998 B-1, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	12/01/19	2,845	2,517,085
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	12/01/19	1,500	1,327,110
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	12/01/25	1,020	640,856

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (f)	5.00%	12/01/24	$15,000	$17,583,600
Chicago (City of) Park District; Series 2008 F, Limited Tax GO Bonds	5.50%	01/01/33	1,270	1,440,828
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/25	4,840	5,346,409
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (f)	5.25%	12/01/36	12,000	13,577,640
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	8,195	9,221,670
Chicago (City of); Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (a)	5.38%	01/01/17	2,000	2,120,660
Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.63%	01/01/39	145	145,073
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(f)	5.25%	01/01/24	4,200	4,555,194
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(f)	5.25%	01/01/25	4,400	4,758,424
Series 2011, COP	7.13%	05/01/21	2,800	3,015,460
Series 2011 A, Sales Tax RB	5.00%	01/01/41	1,000	1,057,700
Series 2014, Second Lien Waterworks RB	5.00%	11/01/44	1,905	2,091,671
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS-AGM) (a)	8.10%	12/01/16	345	393,421
Series 1997, Unlimited Tax GO Bonds (INS-AGM) (a)	8.20%	12/01/14	290	290,183
Cook County School District No. 122 (Ridgeland); Series 2000, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	12/01/17	2,605	2,545,319
Series 2000, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	12/01/18	2,995	2,782,595
Series 2000, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	12/01/20	4,050	3,513,982
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/26	2,600	2,855,242
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/27	990	1,087,188
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/34	650	553,644
Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS-AGC) (a)	5.10%	03/01/29	3,000	3,195,840
Illinois (State of) Department of Central Management Services; Series 1999, COP (INS-NATL) (a)	5.85%	07/01/19	1,750	1,757,648
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB (c)(d)	6.50%	11/01/18	1,000	1,161,850
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/38	2,500	2,822,725
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/39	1,865	1,975,669
Series 2014 A, RB	5.00%	09/01/42	1,290	1,357,067
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB	6.00%	10/01/32	1,000	1,188,230
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 A, Ref. RB (d)	6.25%	04/15/22	1,000	1,225,720
Series 1992 C, RB (d)	6.25%	04/15/22	1,150	1,409,578
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB (i)	5.50%	08/15/18	1,000	900
Series 2008 A, Ref. RB (i)	6.13%	08/15/28	1,500	1,350
Series 2008 A, Ref. RB (i)	6.00%	08/15/22	250	225
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/22	2,335	2,493,663
Series 2012, Ref. RB	5.50%	05/15/27	2,250	2,403,022
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (f)	5.38%	08/15/24	1,000	1,144,130
Series 2009 A, RB (f)	5.75%	08/15/30	2,000	2,318,620
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	1,355	928,161
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/33	2,000	2,192,040
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (a)	5.50%	05/15/24	12,000	13,249,320
Series 1999 B, RB (INS-AGM) (a)	5.00%	05/15/17	5,100	5,478,267
Series 1999 B, RB (INS-AGM) (a)	5.00%	05/15/18	5,050	5,514,448
Series 1999 B, RB (INS-AGM) (a)	5.25%	05/15/29	3,000	3,251,850
Series 2009, Ref. RB	6.13%	05/15/25	2,870	3,274,326
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	2,000	2,327,240

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	$4,500	$5,360,220
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (c)(d)	5.50%	08/01/17	3,500	3,805,480
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,745	3,043,244
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (a)	5.38%	03/01/35	1,000	1,119,080
Illinois (State of) Finance Authority (The Carle Foundation); Series 2011 A, RB	5.75%	08/15/34	1,000	1,137,380
Series 2011 A, RB	6.00%	08/15/41	4,000	4,621,960
Series 2011 A, RB (INS-AGM) (a)	6.00%	08/15/41	650	753,604
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 B, Ref. Conv. CAB RB (INS-NATL) (a)(j)	5.65%	06/15/22	20,000	20,539,200
Series 2002 B, Ref. RB (INS-NATL) (a)	5.40%	06/15/19	9,250	10,241,045
Series 2012 A, RB	5.00%	06/15/42	3,175	3,430,460
Illinois (State of) Municipal Electric Agency; Series 2006, Power Supply System RB (INS-NATL) (a)	5.00%	02/01/26	4,000	4,172,000
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (a)	5.25%	06/15/31	2,630	2,965,483
Series 2014, Ref. RB (INS-AGM) (a)	5.25%	06/15/32	2,395	2,694,327
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (f)	5.00%	01/01/38	8,000	8,943,600
Illinois (State of); Series 1991, Civic Center RB (INS-AMBAC) (a)	6.25%	12/15/20	2,540	2,797,810
Series 2013, Unlimited Tax GO Bonds	5.25%	07/01/31	4,000	4,358,840
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	2,460	2,661,031
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/33	2,650	2,879,861
Lake County Community Unit School District No. 60 (Waukegan); Series 1999 A, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	12/01/17	2,875	2,809,134
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(g)	0.00%	12/01/17	3,915	3,716,901
McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	01/01/17	3,000	2,956,470
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/30	3,820	4,248,451
McHenry County Community High School District No. 154 (Marengo); Series 2001, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	01/01/16	1,330	1,320,397
Northern Illinois University; Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.25%	04/01/28	2,000	2,255,240
Series 2011, Ref. Auxiliary Facilities System RB (INS-AGM) (a)	5.50%	04/01/26	2,000	2,292,840
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (i)	5.80%	03/01/37	1,500	512,415
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/21	1,000	1,186,250
Series 2010, RB	6.00%	06/01/28	10,000	11,713,400
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (i)	6.25%	03/01/35	958	518,518
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/36	1,000	1,113,600
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	531	534,712
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (b)	7.00%	12/01/42	410	425,896
				333,027,662

Indiana–2.45%

Carmel (City of) (Barrington Carmel); Series 2012 C-2, TEMPS-65SM RB	5.25%	11/15/18	980	980,833
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	540,605
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/41	11,000	12,175,460
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, Tax-Exempt RB (b)	5.00%	09/01/46	3,270	3,497,756
Series 2014, Tax-Exempt RB (b)	5.25%	09/01/34	1,910	2,117,502
Series 2014, Tax-Exempt RB (b)	5.25%	09/01/40	2,730	2,997,513

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	$1,220	$1,293,578
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,500	2,623,050
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	05/15/41	2,000	2,155,880
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.75%	01/01/29	200	230,810
Series 2009 B, Power Supply System RB	6.00%	01/01/39	3,000	3,430,380
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (b)	5.10%	01/15/17	1,500	1,630,260
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority); Series 2006 F, RB (INS-AMBAC) (a)(b)	5.00%	01/01/18	500	534,000
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/29	1,000	1,117,660
Monroe County Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS-AGM) (a)	5.25%	01/15/27	2,815	3,184,075
Noblesville (City of) Redevelopment Authority (146th Street Extension); Series 2006 A, Economic Development Lease Rental RB (c)(d)	5.25%	08/01/16	1,570	1,697,939
Petersburg (City of) (Indianapolis Power & Light Co.); Series 1993 B, Ref. PCR (INS-NATL) (a)	5.40%	08/01/17	9,850	10,975,264
Rockville School Building Corp.; Series 2006, First Mortgage RB (c)(d)	5.00%	01/15/16	1,000	1,053,100
St. Joseph (County of) Redevelopment District; Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/15	130	124,857
Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/16	135	120,077
Series 1997 B, Tax Increment Allocation CAB RB (g)	0.00%	06/30/17	225	185,339
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (b)	6.75%	01/01/34	1,500	1,715,160
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)	5.50%	09/01/27	1,500	1,581,375
				55,962,473

Iowa–2.19%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment Allocation RB	6.00%	06/01/34	1,860	2,014,492
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.25%	06/15/36	7,000	7,664,370
Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,122,520
Series 2011, Hospital RB	5.63%	06/15/31	1,500	1,687,575
Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (f)(k)	5.00%	06/01/25	5,815	6,688,762
Series 2009 A, Special Obligation RB (f)(k)	5.00%	06/01/26	4,360	5,015,134
Series 2009 A, Special Obligation RB (f)(k)	5.00%	06/01/27	9,300	10,679,934
Iowa (State of) Finance Authority (Iowa Health System); Series 2005, Health Facilities RB (INS-AGC) (a)	5.25%	02/15/29	2,000	2,242,240
Series 2008 A, Health Facilities RB (INS-AGC) (a)	5.25%	08/15/29	1,500	1,697,130
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,820	1,904,848
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (b)	5.70%	12/01/27	7,425	8,068,896
Washington (County of) Hospital; Series 2006, Hospital RB	5.50%	07/01/32	1,275	1,290,402
				50,076,303

Kansas–0.59%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,500	1,723,560
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/34	1,000	1,072,410
Series 2011 H, Health Facilities RB	5.13%	03/01/39	2,000	2,142,840
Series 2011 H, Health Facilities RB	5.38%	03/01/29	1,000	1,127,130
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.25%	07/01/44	2,000	2,193,140
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,625,280
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB (INS-BHAC) (a)	5.00%	09/01/29	2,000	2,248,240
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/44	1,180	1,315,370
				13,447,970

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–1.23%

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2009 A, Hospital RB	5.38%	08/15/24	$3,000	$3,349,200
Series 2009 A, Hospital RB	5.63%	08/15/27	1,000	1,118,620
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/33	5,070	5,489,390
Subseries 2008 A-1, RB (INS-AGC) (a)	6.00%	12/01/38	4,000	4,333,640
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	3,200	3,713,664
Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/28	3,000	3,405,750
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.25%	10/01/35	6,000	6,652,560
				28,062,824

Louisiana–2.38%

Caddo & Bossier (Parishes of) Port Commission; Series 2011, Ref. Utility RB	5.00%	04/01/34	550	598,323
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (a)	6.50%	12/01/18	4,745	4,861,395
East Baton Rouge (Parish of) Sewerage Commission; Series 2009 A, RB (c)(d)	5.25%	02/01/19	1,550	1,737,860
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	2,000	2,300,480
Series 2011 A, Ref. Hospital RB (INS-AGM) (a)	5.38%	01/01/31	400	439,200
Series 2011 A, Ref. Hospital RB (INS-AGM) (a)	6.00%	01/01/39	1,000	1,150,240
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities-Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.00%	10/01/25	1,000	1,114,770
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	1,364	477,400
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Capital Projects & Equipment Acquisitions Program); Series 2000, RB (INS-ACA) (a)	6.55%	09/01/25	4,860	5,324,373
Series 2000 A, RB (INS-AMBAC) (a)	6.30%	07/01/30	1,780	2,024,661
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.38%	04/01/31	1,000	1,129,440
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (a)	5.50%	02/01/39	1,500	1,686,975
Louisiana (State of) Public Facilities Authority (Christus Health); Series 2009 A, Ref. RB	6.00%	07/01/29	1,600	1,837,344
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,087,643
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (c)(d)	5.50%	05/15/26	1,010	1,320,565
Louisiana (State of); Series 2006 A, Gas & Fuels Tax RB (c)(d)	5.00%	05/01/16	2,500	2,667,150
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	6.00%	01/01/23	2,000	2,326,020
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/44	605	668,325
Series 2014, Ref. Water RB	5.00%	12/01/44	1,020	1,117,991
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (a)	5.00%	12/01/30	2,580	2,902,964
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	5,000	5,282,700
Terrebonne (Parish of); Series 2011 ST, Sales & Use Tax RB (INS-AGM) (a)	5.00%	04/01/31	2,645	2,920,186
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/35	8,500	9,363,430
				54,339,435

Maryland–1.44%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	1,000	1,097,180
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,000	2,080,240
Maryland (State of) Community Development Administration; Series 2007, RB (b)	5.05%	09/01/32	2,005	2,055,566
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/36	4,000	4,600,040
Series 2011 A, RB	6.25%	01/01/31	3,175	3,699,510

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/30	$4,250	$4,817,248
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/41	1,000	1,151,710
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2004, Ref. RB	5.50%	08/15/33	3,000	3,010,380
Series 2011, RB	5.00%	08/15/41	5,000	5,429,450
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	2,000	2,320,380
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,460	1,576,201
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,030	1,129,776
				32,967,681

Massachusetts–2.38%

Boston (City of) Water & Sewer Commission; Series 1993 A, Sr. RB (INS-NATL) (a)	5.25%	11/01/19	3,850	4,262,720
Massachusetts (State of) College Building Authority; Series 2009 A, RB	5.50%	05/01/39	1,000	1,142,280
Massachusetts (State of) Development Finance Agency (Boston University); Series 2013 U-1, Floating Rate RB (c)(l)	0.62%	03/30/17	4,000	4,007,080
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS-NATL) (a)	5.38%	02/01/27	2,000	2,239,940
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (c)(d)	5.75%	05/01/19	2,000	2,403,340
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (f)	5.50%	11/15/36	20,955	24,379,885
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (a)	5.25%	07/01/33	750	854,797
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/17	732	707,637
Series 2011 A-1, RB	6.25%	11/15/39	1,692	1,316,127
Series 2011 A-2, RB	5.50%	11/15/46	128	97,533
Series 2011 B, CAB RB (g)	0.00%	11/15/56	637	637
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (c)(d)(f)	5.50%	07/01/18	6,680	7,800,971
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	1,050	1,101,996
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,000	1,188,330
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	1,000	1,080,110
Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB (b)	5.10%	12/01/27	1,685	1,745,643
				54,329,026

Michigan–1.02%

Detroit (City of); Series 2006 B, Second Lien Water Supply System RB (INS-AGM) (a)	6.25%	07/01/36	1,000	1,102,960
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (c)	5.50%	01/15/15	375	377,576
Michigan (State of) Building Authority (Facilities Program); Series 2011 I-A, Ref. RB	5.00%	10/15/29	500	573,445
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB	5.00%	07/01/44	2,720	2,859,182
Series 2014-D-1, Water Supply Ref. Senior Lien RB (INS-AGM) (a)	5.00%	07/01/37	2,000	2,188,820
Series 2014-D-2, Water Supply Ref. Senior Lien RB (INS-AGM) (a)	5.00%	07/01/27	4,000	4,530,520
Series 2014-D-4, Water Supply Ref. RB	5.00%	07/01/29	1,355	1,495,527
Series 2014-D-6, Water Supply Ref. RB	5.00%	07/01/33	1,355	1,473,834
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (b)	7.50%	01/01/21	1,245	1,245,374
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 B, RB (b)	5.00%	12/01/32	1,500	1,605,630
Series 2012 B, RB (b)	5.00%	12/01/37	1,500	1,584,540
Series 2012 D, Ref. RB (b)	5.00%	12/01/28	2,500	2,744,350
Wyoming (City of); Series 2008, Water Supply System RB	5.13%	06/01/28	1,305	1,447,349
				23,229,107

Minnesota–0.88%

Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	1,000	986,260

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	$3,000	$3,534,180
Series 2008 B, Health Care System RB (INS-AGC) (a)	6.50%	11/15/38	5,275	6,184,041
Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	2,000	2,020,060
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/30	1,060	1,163,721
St. Louis Park (City of) (Park Nicollet Health Services); Series 2009, Ref. Health Care Facilities RB	5.75%	07/01/39	2,000	2,252,960
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	3,800	3,974,040
				20,115,262

Mississippi–0.09%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	2,000	2,001,820

Missouri–1.50%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS-AGC) (a)	5.00%	10/01/39	2,000	2,169,740
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.75%	06/01/39	2,150	2,403,829
Cass (County of); Series 2007, Hospital RB	5.38%	05/01/22	1,000	1,026,890
Gladstone (City of); Series 2006 A, COP (INS-SGI) (a)	5.00%	06/01/22	1,295	1,380,768
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	5,990	7,109,591
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	4.75%	03/01/27	1,000	1,072,990
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	315	326,516
Missouri (State of) Health & Educational Facilities Authority (Children’s Mercy Hospital); Series 2009, RB	5.63%	05/15/39	2,500	2,775,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,224,288
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	950	1,034,484
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/31	3,325	3,483,004
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	450	455,945
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.88%	09/01/43	1,750	1,921,132
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,000	1,043,390
St. Louis (County of) Industrial Development Authority (Ranken Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/27	1,350	1,356,601
Series 2007, Ref. Health Facilities RB	5.00%	11/15/35	2,600	2,573,298
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	500	524,165
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,250	1,298,338
St. Louis Municipal Finance Corp.; Series 2007, Recreation Sales Tax Leasehold RB (INS-AMBAC) (LOC-Northern Trust Company) (a)(m)	4.50%	02/15/28	1,000	1,013,720
				34,193,689

Montana–0.05%

Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	1,000	1,138,310

Nebraska–1.13%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	2,000	2,195,060
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (a)	5.38%	04/01/39	4,000	4,554,200
Nebraska (State of) Public Power District; Series 2007 B, General RB (INS-BHAC) (a)	5.00%	01/01/37	15,570	16,842,536
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB	5.25%	07/01/39	1,000	1,118,910

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska–(continued)

University of Nebraska (Omaha Health & Recreation); Series 2008, RB	5.00%	05/15/33	$1,000	$1,098,880
				25,809,586

Nevada–1.13%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	2,000	2,244,920
Series 2010 A, Passenger Facility Charge RB	5.25%	07/01/42	2,000	2,241,560
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (a)	5.25%	07/01/39	5,500	6,203,340
Clark (County of) Water Reclamation District; Series 2008, Limited Tax GO Bonds	5.63%	07/01/32	1,500	1,711,320
Clark (County of); Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS-AMBAC) (a)	6.50%	06/01/17	3,000	3,434,850
Clark County School District; Series 2007 C, Building Limited Tax GO Bonds	5.00%	06/15/26	4,000	4,447,320
Las Vegas (City of) Valley Water District; Series 2009 B, Limited Tax GO Bonds	5.00%	06/01/29	800	904,704
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	5.85%	08/01/18	565	592,233
Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/27	485	496,732
Nevada (State of) (Municipal Bond Bank - R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/23	3,500	3,584,140
				25,861,119

New Hampshire–0.62%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (a)	5.13%	01/01/30	5,250	5,645,010
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	960	1,035,408
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/42	6,000	6,289,680
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB	6.00%	01/01/34	1,100	1,226,654
				14,196,752

New Jersey–3.80%

Gloucester (County of) Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (b)	5.00%	12/01/24	2,000	2,242,300
Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS-NATL) (a)(h)	9.85%	09/19/19	1,350	1,551,501
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.00%	07/01/32	675	600,878
Series 2012 C, RB	5.30%	07/01/44	2,380	2,071,481
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	3,020	3,334,654
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	750	771,960
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (b)	5.38%	01/01/43	1,500	1,637,925
New Jersey (State of) Economic Development Authority; Series 2009, School Facilities Construction RB (c)(d)	5.50%	12/15/18	645	760,249
Series 2009, School Facilities Construction RB (INS-AGC) (a)	5.50%	12/15/34	355	402,041
Series 2009 BB, School Facilities Construction RB	5.00%	09/01/34	1,750	1,893,955
Series 2012, Ref. RB	5.00%	06/15/25	3,000	3,349,710
Series 2012, Ref. RB	5.00%	06/15/26	1,000	1,106,630
Series 2012, Ref. RB	5.00%	06/15/28	3,000	3,299,280
Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	3,885	4,622,023
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB	5.63%	07/01/32	4,000	4,592,720
Series 2011 A, Ref. RB	5.63%	07/01/37	4,000	4,539,160
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	460	471,937
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/30	1,000	1,123,370
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 AA, RB	6.38%	10/01/28	1,430	1,488,516
Series 2008 X, Single Family Housing RB (b)	5.10%	10/01/23	775	807,751

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(g)	0.00%	12/15/26	$10,000	$6,333,200
New Jersey (State of) Turnpike Authority; Series 1991 C, RB (d)	6.50%	01/01/16	950	963,091
Series 1991 C, RB (d)	6.50%	01/01/16	195	208,221
Series 1991 C, RB (INS-NATL) (a)	6.50%	01/01/16	370	394,642
Series 2009 H, RB	5.00%	01/01/36	1,000	1,104,220
Series 2009 I, RB	5.00%	01/01/35	2,000	2,241,160
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (a)	5.00%	12/01/19	9,000	9,034,200
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	7,540	7,540,151
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	11,625	10,719,296
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	8,830	7,612,696
				86,818,918

New Mexico–0.45%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (c)	5.20%	06/01/20	2,000	2,246,700
Series 2010 C, Ref. PCR	5.90%	06/01/40	4,100	4,578,224
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (f)	6.38%	08/01/32	3,000	3,467,910
				10,292,834

New York–8.77%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (g)	0.00%	07/15/35	5,000	1,890,650
Series 2009, PILOT RB	6.25%	07/15/40	2,710	3,187,827
Series 2009, PILOT RB	6.38%	07/15/43	1,130	1,333,603
Long Island Power Authority; Series 2000 A, Electric System General CAB RB (INS-AGM) (a)(g)	0.00%	06/01/17	5,000	4,848,150
Series 2008 A, Electric System General RB	6.00%	05/01/33	5,000	5,858,000
Series 2008 A, Electric System General RB (INS-BHAC) (a)	5.50%	05/01/33	5,000	5,800,850
Metropolitan Transportation Authority; Series 2011 A, RB	5.00%	11/15/41	2,000	2,213,240
Series 2013 A, RB	5.00%	11/15/38	3,025	3,374,811
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	3,000	3,480,720
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, Consolidated RB	6.13%	06/01/94	5,250	6,214,163
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/27	5,000	5,562,550
Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	2,500	2,754,150
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (a)	6.38%	01/01/39	1,000	1,161,850
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (f)	5.00%	06/15/45	28,610	31,704,458
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (f)	5.25%	01/15/39	2,000	2,245,460
Series 2013, Sub. Future Tax Sec. RB (f)	5.00%	11/01/38	5,465	6,257,589
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/28	5,570	6,337,212
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/29	4,455	5,060,479
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/30	4,455	5,052,371
Subseries 2013, Sub. Future Tax Sec. RB (f)	5.00%	11/01/42	12,625	14,319,275
New York (City of); Series 2007 D-1, Unlimited Tax GO Bonds	5.13%	12/01/22	2,500	2,810,800
Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/27	2,225	2,480,719
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, RB (c)(d)	5.00%	07/01/22	1,000	1,225,740
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (f)	5.00%	03/15/31	21,885	25,289,649

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB	5.00%	05/01/32	$1,000	$1,108,660
Series 2011 A, RB	5.00%	05/01/41	1,000	1,094,040
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, Lease RB	5.00%	07/01/35	1,000	1,134,910
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB	5.25%	05/15/15	1,790	1,832,477
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (d)	7.38%	07/01/16	3,040	3,259,458
New York (State of) Dormitory Authority; Series 2014 C, Personal Income Tax RB (f)	5.00%	03/15/40	12,030	13,701,809
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (b)(h)	13.52%	07/01/26	3,000	3,030,840
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (h)	12.34%	04/01/20	2,500	2,506,800
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (f)	5.00%	03/15/28	2,000	2,272,060
New York (State of); Series 2009 A, Unlimited Tax GO Bonds	5.00%	02/15/39	500	562,905
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (e)	5.00%	11/15/44	10,905	11,127,898
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422) (e)(i)	6.13%	02/15/19	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	1,545	1,585,263
Suffolk (County of) Water Authority; Series 2011, Ref. RB	5.00%	06/01/40	2,135	2,405,248
Triborough Bridge & Tunnel Authority; Series 1992 Y, General Purpose RB (d)	5.50%	01/01/17	1,710	1,798,954
Series 1993 B, General Purpose RB (d)	5.00%	01/01/20	1,960	2,253,000
				200,138,646

North Carolina–0.59%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (INS-AGM) (a)	5.25%	10/01/24	5,875	6,528,770
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2009 A, Health Care Facilities RB	5.00%	06/01/39	1,000	1,123,440
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	2,000	2,027,340
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.63%	10/01/27	1,000	1,033,400
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS-AGC) (a)	5.13%	01/01/24	2,000	2,209,100
Oak Island (Town of); Series 2009, Enterprise System RB (INS-AGC) (a)	6.00%	06/01/34	500	586,170
				13,508,220

North Dakota–0.35%

Cass (County of) (Essentia Health Obligated Group); Series 2008 A, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/37	1,000	1,080,240
Fargo (City of) (Sanford); Series 2011, Health System RB	6.25%	11/01/31	1,250	1,492,800
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.20%	12/01/26	1,000	1,009,510
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	2,000	2,129,300
North Dakota (State of) Board of Higher Education (North Dakota State University); Series 2007, Housing & Auxiliary Facilities RB (INS-AMBAC) (a)	5.00%	04/01/27	1,085	1,163,424
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,000	1,018,850
				7,894,124

Ohio–3.14%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	2,760	1,324,662
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,000	1,119,360
Allen (County of) (Catholic Healthcare Partners); Series 2010 A, Hospital Facilities RB	5.00%	06/01/38	1,025	1,124,282
Beavercreek City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/30	1,000	1,129,500

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Cleveland (City of); Series 1993 G, Ref. First Mortgage Waterworks Improvement RB (INS-NATL) (a)	5.50%	01/01/21	$3,395	$3,917,966
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(g)	0.00%	11/15/25	2,895	1,999,345
Series 2012 A, Ref. Airport System RB	5.00%	01/01/29	5,000	5,452,500
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (e)	5.75%	01/01/24	760	805,182
Series 2014 A, Ref. & Improvement Lease RB (e)	6.50%	01/01/34	2,450	2,610,671
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	500	515,355
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/27	3,295	3,766,284
Series 2012, Health Care Facilities RB	5.50%	06/01/42	6,000	6,623,760
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	4,750	4,861,482
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)	5.00%	04/01/24	1,750	1,935,080
Series 2006 H, Hospital Facilities RB (INS-AGC) (a)	5.00%	02/01/24	4,810	5,320,341
Middleburg Heights (City of) (Southwest General Health Center); Series 2011, Hospital Facilities RB	5.13%	08/01/31	1,750	1,889,772
Series 2011, Hospital Facilities RB	5.25%	08/01/36	1,500	1,625,250
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	5,000	5,053,350
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 A, Ref. Hospital RB	5.50%	01/01/39	3,750	4,219,875
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/38	3,000	3,342,300
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	5,850	6,509,295
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (b)	6.10%	09/20/49	2,845	3,055,274
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)	5.88%	06/01/16	2,140	2,294,166
Reynoldsburg City School District; Series 2008, School Facilities Construction & Improvement Unlimited Tax GO Bonds (CEP-Ohio School District)	5.00%	12/01/32	1,000	1,099,200
				71,594,252

Oklahoma–0.77%

Grand River Dam Authority; Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/21	3,735	4,229,663
Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/22	3,735	4,224,173
Series 2008 A, RB (INS-BHAC) (a)	5.00%	06/01/23	6,350	7,174,611
Oklahoma (State of) Colleges Board Of Regents (University of Central Oklahoma); Series 2004 B, Student Facilities RB (INS-AMBAC) (a)	5.50%	06/01/24	2,000	2,008,560
				17,637,007

Oregon–0.54%

Beaverton School District; Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.00%	06/01/31	750	849,488
Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.13%	06/01/36	500	568,085
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.25%	05/01/34	2,000	2,262,660
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/30	1,500	1,618,695
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	900	1,005,093
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.63%	05/15/32	1,000	1,077,690
Series 2012, Ref. RB	5.75%	05/15/27	1,000	1,102,450
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (e)	6.38%	11/01/33	3,500	3,807,790
				12,291,951

Pennsylvania–1.72%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.25%	03/01/27	700	790,867

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Allegheny (County of) Port Authority; Series 2011, Ref. Special Transportation RB	5.75%	03/01/29	$1,385	$1,649,078
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,111,980
Erie (City of) Parking Authority; Series 2010, Gtd. RB (INS-AGM) (a)	5.20%	09/01/35	1,000	1,107,970
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/22	2,125	2,255,539
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2008, RB (INS-AGC) (a)	5.50%	10/01/32	2,250	2,489,827
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (b)(e)	5.50%	11/01/44	3,300	3,344,946
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2011 A, RB	5.13%	05/01/36	500	545,325
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/39	1,850	2,014,539
Subseries 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/24	4,000	4,567,280
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	5.75%	12/01/28	4,550	4,923,600
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	6.00%	12/01/34	2,750	2,958,505
Subseries 2014 A-2, Sub. Turnpike Conv. CAB RB (j)	5.13%	12/01/40	5,500	3,735,930
Philadelphia (City of); Ninth Series 2010, Gas Works RB	5.00%	08/01/30	500	548,385
Series 2009 B, Limited Tax GO Bonds (c)(d)	7.00%	07/15/16	2,425	2,688,234
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/31	2,000	2,249,420
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/33	2,000	2,177,000
				39,158,425

Puerto Rico–0.73%

Puerto Rico (Commonwealth of) Electric Power Authority; Series 1989 O, CAB RB (d)(g)	0.00%	07/01/17	15,000	13,738,350
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB (d)	5.50%	07/01/15	2,815	2,902,912
Puerto Rico Sales Tax Financing Corp.; First Subseries 2009 A, RB (c)(d)	5.50%	08/01/19	20	23,898
				16,665,160

Rhode Island–0.14%

Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB	5.00%	12/01/35	500	542,720
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS-AGC) (a)(b)	5.25%	07/01/28	1,810	1,990,077
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.25%	05/15/30	500	578,155
				3,110,952

South Carolina–1.90%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (c)(d)	5.25%	12/01/15	5,000	5,254,300
College of Charleston; Series 2007 D, Academic & Administrative Facilities RB (INS-SGI) (a)	4.63%	04/01/30	1,500	1,587,585
Easley (City of); Series 2005, Ref. & Improvement Utility System RB (c)(d)	5.00%	12/01/15	5,170	5,414,541
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/31	2,120	2,366,365
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/40	2,000	2,179,300
Piedmont Municipal Power Agency; Series 2008 A-2, Electric RB	5.00%	01/01/24	2,000	2,208,440
Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.00%	01/01/30	500	553,875
Series 2011 D, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	1,000	1,147,550
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/19	1,000	1,139,340
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.38%	02/01/29	2,000	2,211,900
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.50%	02/01/38	3,000	3,386,970
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/28	2,000	2,086,520
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,094,400
Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	3,850	4,374,832

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/32	$713	$673,303
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/47	306	18,027
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	500	503,325
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2008 A, RB	5.50%	01/01/38	2,000	2,272,400
Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS-AGC) (a)	5.25%	04/15/22	4,465	4,918,823
				43,391,796

South Dakota–0.59%

Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/31	1,500	1,708,515
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB	5.00%	07/01/42	4,000	4,339,320
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (a)	5.50%	08/01/38	4,000	4,491,280
South Dakota (State of) Housing Development Authority (Homeownership Mortgage); Series 2008 G, RB	6.00%	05/01/28	140	140,988
South Dakota (State of); Series 1993 A, Lease Revenue Trust Ctfs. (d)	6.70%	09/01/17	2,540	2,795,143
				13,475,246

Tennessee–0.48%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	1,000	1,012,450
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	1,000	1,045,140
Series 2010, Hospital RB	5.63%	07/01/30	2,000	2,236,680
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/27	2,000	2,172,720
Series 2012, Ref. & Improvement RB	5.00%	07/01/32	1,500	1,620,765
Series 2012, Ref. & Improvement RB	5.00%	07/01/37	1,100	1,169,894
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown Inc.); Series 2014, Residential Care Facility Mortgage RB	5.00%	12/01/34	500	519,555
Series 2014, Residential Care Facility Mortgage RB	5.25%	12/01/44	1,165	1,203,934
				10,981,138

Texas–10.33%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (b)	4.85%	04/01/21	3,615	3,738,705
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (b)(i)	6.50%	11/01/29	430	171,699
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, Education RB	7.00%	03/01/34	1,000	1,057,910
Beaumont (City of); Series 2008, Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	03/01/30	1,000	1,076,800
Bexar (County of) (Motor Vehicle Rental Tax); Series 2009, Venue RB (INS-BHAC) (a)	5.00%	08/15/39	1,020	1,126,682
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/39	1,500	1,614,330
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB (d)	7.00%	05/01/21	500	632,910
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB (b)	5.95%	05/15/33	1,100	1,232,198
Brazos Harbor Industrial Development Corp. (Dow Chemical); Series 2008, Environmental Facilities RB (b)(c)	5.90%	05/01/28	1,050	1,135,397
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	4,500	5,188,500
Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	5.75%	01/01/31	1,000	1,156,250
Series 2011, Sr. Lien RB	6.00%	01/01/41	5,000	5,808,150
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	6.00%	08/15/43	2,000	2,394,860

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.25%	08/15/34	$4,000	$4,505,200
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2014 A, Ref. RB	5.00%	09/01/34	1,250	1,297,837
Series 2014 A, Ref. RB	5.25%	09/01/44	1,500	1,565,055
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	2,840	3,171,201
Galena Park Independent School District; Series 1996, Ref. Unlimited Tax CAB GO Bonds (CEP-Texas Permanent School Fund) (g)	0.00%	08/15/23	2,000	1,643,280
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	6,665	8,477,613
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/31	2,920	3,320,653
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/38	1,000	1,119,480
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. Medical Facilities RB	5.38%	11/15/28	825	923,159
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.25%	11/15/35	1,100	1,248,082
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (c)(d)	7.25%	12/01/18	1,000	1,246,440
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/26	3,860	4,337,057
Harris County Health Facilities Development Corp. (Texas Children’s Hospital); Series 1999 A, RB (d)	5.25%	10/01/29	2,000	2,008,460
Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.00%	11/15/27	3,180	3,557,466
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	1,805	1,860,504
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(g)	0.00%	09/01/26	8,750	5,749,625
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(g)	0.00%	09/01/27	3,600	2,225,160
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.50%	07/01/34	875	990,859
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	6.50%	05/15/31	1,740	2,151,928
Series 2011 A, RB	6.88%	05/15/41	1,700	2,135,659
Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	6,875	7,497,256
Laredo Community College District; Series 2010, Combined Fee RB (INS-AGM) (a)	5.25%	08/01/35	1,000	1,138,610
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/40	1,000	1,073,780
Series 2012, Special Facilities RB (b)	5.00%	11/01/28	2,000	2,147,280
Lower Colorado River Authority; Series 2012 A, Ref. RB (c)(d)	5.00%	05/15/22	10	12,137
Series 2012 A, Ref. RB	5.00%	05/15/30	4,585	5,205,580
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	4,000	4,131,120
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (c)(d)	6.00%	02/15/19	2,500	2,866,400
Mesquite Health Facilities Development Corporation (Christian Care Centers, Inc.); Series 2014, Ref. RB	5.13%	02/15/30	1,750	1,841,070
Series 2014, Ref. RB	5.13%	02/15/42	2,000	2,032,900
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/43	2,350	2,573,908
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014-A, Student Housing RB	5.00%	04/01/46	3,000	3,181,800
Newark Cultural Education Facilities Finance Corp. (A.W. Brown-Fellowship Leadership); Series 2012, Lease RB	6.00%	08/15/42	2,330	2,413,321

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	$1,000	$1,145,710
Series 2008 A, Ref. First Tier System RB	5.63%	01/01/33	3,500	3,874,570
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	2,000	2,297,400
Series 2008 A, Ref. First Tier System RB (INS-AGC) (a)	5.63%	01/01/33	1,750	1,941,730
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/28	12,800	7,749,632
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/29	2,165	1,249,335
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(g)	0.00%	01/01/31	4,710	2,474,540
Series 2008 F, Ref. Second Tier System RB (c)(d)	6.13%	01/01/16	5,000	5,318,050
Series 2008 K-1, Ref. First Tier System RB (INS-AGC) (a)	5.75%	01/01/38	1,630	1,863,106
Series 2011, Ref. First Tier System RB	5.00%	01/01/38	1,000	1,083,050
Nueces River Authority (Corpus Christi); Series 2005, Ref. Facilities RB (INS-AGM) (a)	5.00%	07/15/25	2,750	2,829,007
Series 2005, Ref. Facilities RB (INS-AGM) (a)	5.00%	03/01/27	2,000	2,052,300
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (a)	5.13%	02/15/31	1,000	1,123,940
Pflugerville (City of); Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	5.30%	08/01/31	860	988,407
Series 2009, Limited Tax GO Ctfs. (INS-AGC) (a)	5.38%	08/01/32	755	865,804
Pharr-San Juan-Alamo Independent School District; Series 2006, Ref. Unlimited Tax GO Bonds (c)(d)	5.13%	02/01/16	570	602,370
Series 2006, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.13%	02/01/24	440	463,012
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, Retirement Facility RB	6.75%	11/15/24	750	843,218
Series 2014 B-1, TEMPS-75SM Retirement Facility RB	6.13%	11/15/20	1,700	1,722,049
Red River Health Facilities Development Corp. (Parkview on Hollybrook); Series 2013 A, First Mortgage RB	6.38%	07/01/33	1,470	1,513,438
Richardson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds	5.25%	02/15/33	1,000	1,112,880
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.25%	02/15/31	500	565,130
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	1,250	1,379,437
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	1,000	1,091,590
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/29	2,000	2,176,460
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	345	353,421
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	500	539,845
Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	4,259,800
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	2,200	2,261,380
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,500	1,530,885
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008, Ref. RB (c)(d)	5.75%	07/01/16	525	542,540
Series 2008, Ref. RB (c)(d)	6.50%	01/01/19	875	1,059,809
Series 2008, Ref. RB (INS-AGC) (a)	5.75%	07/01/18	1,690	1,835,779
Series 2008, Ref. RB (INS-AGC) (a)	6.50%	07/01/37	3,375	3,870,652
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/17	2,700	2,962,440
Tarrant County Health Facilities Development Corp.; Series 1987 B, RB (d)	5.00%	09/01/15	510	528,600
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP-GNMA) (b)(h)	13.43%	07/02/24	275	291,979
Texas (State of) Transportation Commission; Series 2006 A, First Tier RB (c)(d)	5.00%	04/01/16	2,000	2,125,480
Series 2008, Mobility Fund Unlimited Tax GO Bonds (f)	5.00%	04/01/28	4,000	4,482,400
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (INS-BHAC) (a)(g)	0.00%	08/15/27	1,000	648,560
Texas (State of); Series 2001 A, Ref. Water Development Unlimited Tax GO Bonds	5.25%	08/01/35	1,840	1,847,084
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	1,610	1,848,715

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	$1,460	$1,796,793
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/22	2,000	2,345,060
Series 2012, Gas Supply RB	5.00%	12/15/23	2,000	2,290,380
Series 2012, Gas Supply RB	5.00%	12/15/28	6,310	6,978,040
Series 2012, Gas Supply RB	5.00%	12/15/31	1,875	2,051,475
Series 2012, Gas Supply RB	5.00%	12/15/32	3,865	4,192,288
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	5,460	6,464,749
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (b)	7.00%	12/31/38	3,475	4,315,637
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/27	1,325	1,459,037
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.13%	07/01/22	1,655	1,900,172
Series 2011, Hospital RB	5.25%	07/01/23	2,000	2,282,720
University of Houston; Series 2009, Ref. Consolidated RB	5.00%	02/15/29	1,000	1,123,110
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/23	1,790	2,003,547
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. Lease RB (INS-AMBAC) (a)	5.38%	11/15/24	1,300	1,330,433
				235,833,246

Utah–0.27%

Pleasant Grove (City of); Series 2008, Water RB (INS-AGM) (a)	5.25%	12/01/33	710	791,345
Provo (City of); Series 1984 A, Electric RB (d)	10.38%	09/15/15	90	97,213
Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1983, Hospital RB (d)	5.00%	06/01/15	1,620	1,659,641
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	600	620,448
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)	5.00%	06/15/36	1,050	1,167,274
Utah Housing Corp.; Series 2008 C-1, Class III, Single Family Mortgage RB (b)	5.70%	07/01/28	1,840	1,901,861
				6,237,782

Vermont–0.34%

University of Vermont & State Agricultural College; Series 2009, RB	5.13%	10/01/39	1,275	1,409,092
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, Recovery Zone Facility Bonds	5.00%	12/15/20	1,250	1,455,525
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	3,300	3,336,663
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS-AGM) (a)	5.00%	12/01/34	1,565	1,667,147
				7,868,427

Virgin Islands–0.21%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,600	4,027,032
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	750	824,108
				4,851,140

Virginia–1.19%

Hampton Roads Sanitation District; Series 2008, Wastewater RB	5.00%	04/01/38	2,000	2,206,980
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (d)	5.50%	06/01/26	480	493,114
Virginia (State of) Public School Authority; Series 2008, Special Obligation School Financing RB (c)(d)	6.00%	12/01/18	1,000	1,200,980
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (b)	5.00%	07/01/27	4,465	4,870,690
Series 2012, Sr. Lien RB (b)	5.50%	01/01/42	4,920	5,354,879
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (b)	5.00%	07/01/34	6,735	7,125,765
Series 2012, Sr. Lien RB (b)	5.00%	01/01/40	2,535	2,650,266

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/29	$2,000	$2,371,160
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	783	828,641
				27,102,475

Washington–3.02%

FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/39	1,000	1,136,990
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydroelectric Development RB (c)(d)	5.00%	01/01/15	2,500	2,511,200
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	950	925,243
King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB (b)(c)(d)	5.30%	06/01/17	1,025	1,125,409
King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)	5.25%	12/01/28	3,575	3,876,301
Klickitat (County of) Public Utility District No. 1; Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/23	2,100	2,274,720
Series 2006 B, Ref. Electric RB (INS-NATL) (a)	5.00%	12/01/24	2,000	2,164,300
Lynnwood (City of) Public Facilities District (Convention Center); Series 2005, RB (INS-AMBAC) (a)	5.00%	12/01/34	4,140	4,153,455
Seattle (City of); Series 2003, Ref. Water System RB (INS-NATL) (a)	5.00%	09/01/20	2,150	2,158,600
Series 2008, Drainage & Wastewater RB	5.00%	06/01/25	2,450	2,768,157
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	2,000	2,351,520
Seattle (Port of); Series 2005 A, Ref. Intermediate Lien RB (INS-NATL) (a)	5.00%	03/01/35	1,000	1,009,460
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2011, RB	5.63%	01/01/35	1,250	1,367,987
Series 2011, RB	6.00%	01/01/31	1,500	1,680,495
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2004 A, RB (INS-AGM) (a)	5.25%	08/15/28	1,000	1,091,530
Series 2008 B, RB (INS-AGC) (a)	6.00%	08/15/39	2,000	2,298,320
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS-AGM) (a)	5.25%	10/01/33	5,000	5,600,100
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.38%	10/01/29	500	545,350
Series 2009, Ref. RB	5.63%	10/01/40	1,500	1,627,875
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (e)	6.00%	01/01/27	1,100	1,165,967
Washington (State of); Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)(d)	5.00%	07/01/17	2,250	2,506,365
Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (f)	5.00%	08/01/30	21,500	24,481,405
				68,820,749

West Virginia–0.11%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (b)	5.50%	10/15/37	1,000	1,033,640
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	250	258,765
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,125	1,170,619
				2,463,024

Wisconsin–1.54%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (b)	5.38%	11/01/21	2,000	2,145,460
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/28	1,250	1,114,488
Wisconsin (State of) Health & Educational Facilities Authority (Essentia Health Obligated Group); Series 2008 B, Health Care Facilities RB (INS-AGC) (a)	5.13%	02/15/30	1,500	1,639,845

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health Inc. Obligated Group); Series 2009, RB	5.00%	04/01/34	$750	$810,450
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/27	5,000	5,682,200
Series 2012, RB	5.00%	06/01/39	4,050	4,434,061
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2011 A, RB (c)(d)	5.50%	05/01/21	2,000	2,477,980
Series 2011 A, RB (c)(d)	5.75%	05/01/21	1,000	1,254,210
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.38%	02/15/29	500	580,815
Series 2009, RB	6.63%	02/15/39	1,000	1,165,480
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital Inc.); Series 2014, Ref. RB	5.00%	07/01/44	3,125	3,413,469
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (b)	5.30%	09/01/23	1,680	1,769,460
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	2,355	2,743,975
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	5,000	5,898,300
				35,130,193

Wyoming–0.45%

Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/39	4,000	4,485,880
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (b)	5.60%	12/01/35	2,005	2,042,353
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/31	1,000	1,148,800
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.50%	01/01/33	2,360	2,610,514
				10,287,547
TOTAL INVESTMENTS(n)–107.92% (Cost $2,233,044,584)				2,463,199,147
FLOATING RATE NOTE OBLIGATIONS–(9.07)%
Notes with interest and fee rates ranging from 0.53% to 0.82% at 11/30/14 and contractual maturities of collateral ranging from 05/15/23 to 06/15/45 (See Note 1D) (o)				(207,050,000)
OTHER ASSETS LESS LIABILITIES–1.15%				26,383,093
NET ASSETS–100.00%				$2,282,532,240

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.	INS	— Insurer
AGC	— Assured Guaranty Corp.	Jr.	— Junior
AGM	— Assured Guaranty Municipal Corp.	LOC	— Letter of Credit
AMBAC	— American Municipal Bond Assurance Corp.	MFH	— Multi-Family Housing
BHAC	— Berkshire Hathaway Assurance Corp.	NATL	— National Public Finance Guarantee Corp.
CAB	— Capital Appreciation Bonds	PCR	— Pollution Control Revenue Bonds
CARS	— Convertible Auction Rate Security	PILOT	— Payment-in-Lieu-of-Tax
CEP	— Credit Enhancement Provider	RAB	— Revenue Anticipation Bonds
Connie Lee	— Connie Lee Insurance Co.	RAC	— Revenue Anticipation Certificates
Conv.	— Convertible	Radian	— Radian Asset Assurance, Inc.
COP	— Certificates of Participation	RB	— Revenue Bonds
CR	— Custodial Receipts	Ref.	— Refunding
Ctfs.	— Certificates	Sec.	— Secured
FHA	— Federal Housing Administration	SGI	— Syncora Guarantee, Inc.
FTA	— Federal Transit Administration	Sr.	— Senior
GNMA	— Government National Mortgage Association	Sub.	— Subordinated
GO	— General Obligation	TEMPS	— Tax-Exempt Mandatory Paydown Securities
Gtd.	— Guaranteed	Wts.	— Warrants
IDR	— Industrial Development Revenue Bonds

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $58,253,814, which represented 2.55% of the Fund’s Net Assets.

(f)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(g)	Zero coupon bond issued at a discount.

(h)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $10,732,160, which represented less than 1% of the Fund’s Net Assets.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2014 was $2,001,000, which represented less than 1% of the Fund’s Net Assets.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Corp.	9.7%
Assured Guaranty Municipal Corp.	8.4
National Public Finance Guarantee Corp.	6.3
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2014. At November 30, 2014, the Fund’s investments with a value of $363,220,184 are held by Dealer Trusts and serve as collateral for the $207,050,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2014 was $257,055,955 and $210,496,563, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$242,504,562
Aggregate unrealized (depreciation) of investment securities	(7,277,569)
Net unrealized appreciation of investment securities	$235,226,993
Cost of investments for tax purposes is $2,227,972,154.

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	VK-NYTFI-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–106.76%

New York–101.16%

Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/31	$1,000	$1,035,190
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB	5.75%	11/15/27	400	445,708
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (a)	5.00%	12/15/25	500	557,765
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB	6.25%	11/15/38	1,000	1,161,440
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	500	581,090
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (b)	0.00%	07/15/34	3,685	1,474,737
Series 2009, PILOT RB	6.25%	07/15/40	685	805,779
Series 2009, PILOT RB	6.38%	07/15/43	475	560,586
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/33	500	526,975
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB	5.00%	08/01/32	350	383,201
Series 2012, RB	5.00%	08/01/42	1,750	1,897,665
Dutchess (County of) Industrial Development Agency (Elant at Fishkill, Inc.); Series 2007 A, Civic Facility RB	5.25%	01/01/37	365	339,213
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2014 A, RB	5.00%	07/01/44	600	655,386
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,000	1,016,180
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (c)	5.25%	05/01/30	2,850	3,344,789
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB (d)	5.20%	12/01/23	1,100	1,133,231
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	1,340	1,457,036
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	1,400	1,611,792
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/30	1,000	1,000,880
Long Island Power Authority; Series 2000 A, Electric System General CAB RB (INS-AGM) (a)(b)	0.00%	06/01/18	2,000	1,896,400
Series 2008 A, Electric System General RB (INS-BHAC) (a)	5.50%	05/01/33	355	411,860
Madison (County of) Industrial Development Agency (Colgate University); Series 2005 A, RB (INS-AMBAC) (a)	5.00%	07/01/35	750	759,660
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	1,500	1,691,205
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/27	615	718,904
Series 2012 H, RB	5.00%	11/15/30	750	865,020
Series 2013 E, RB	5.00%	11/15/30	1,000	1,148,120
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	370	404,417
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/36	875	983,106
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/49	180	177,374
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/49	65	1
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/27	930	1,026,832
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/37	750	810,383
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/26	1,000	996,580
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997, Special Obligation RB (INS-NATL) (a)(d)	5.75%	12/01/22	2,000	2,011,580
Series 2010, Special Obligation RB	6.00%	12/01/42	860	997,806
New York (City of) Industrial Development Agency (IAC/InterActive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	1,515	1,545,588
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	1,300	1,432,158

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC) (a)	5.00%	01/01/36	$1,140	$1,177,540
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.); Series 2005, Special Facility RB (d)(e)	5.50%	01/01/16	2,000	2,099,140
Series 2005, Special Facility RB (d)(e)	5.50%	01/01/16	2,000	2,096,900
New York (City of) Municipal Water Finance Authority; Series 2005 D, Water & Sewer System RB (c)	5.00%	06/15/37	4,000	4,101,840
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	2,000	2,304,740
New York (City of) Transitional Finance Authority; Series 2009 S-1, Building Aid RB	5.50%	07/15/38	500	567,380
Series 2009 S-2, Building Aid RB	6.00%	07/15/33	850	981,410
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/27	1,310	1,492,378
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	1,000	1,122,730
Series 2009 S-5, Building Aid RB	5.00%	01/15/31	595	663,925
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/28	755	858,994
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/29	605	687,226
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/30	605	686,124
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/24	660	774,708
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/41	1,000	1,147,190
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	850	909,916
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB	5.00%	04/01/31	800	893,808
New York (City of); Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	1,750	2,037,612
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	476,948
Subseries 2008 I-1, Unlimited Tax GO Bonds (e)(f)	5.00%	02/01/18	245	277,823
Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/25	160	178,203
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, RB	5.75%	07/01/33	660	744,401
Series 2012 A, RB	5.00%	07/01/26	1,000	1,114,030
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/27	710	910,539
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/30	750	983,355
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/31	555	732,944
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/41	510	580,543
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (c)	5.00%	07/01/35	4,725	5,018,045
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	1,000	1,162,200
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (a)	5.25%	07/01/28	935	1,096,886
New York (State of) Dormitory Authority (Fordham University); Series 2008 B, RB (INS-AGC) (a)	5.00%	07/01/33	500	552,740
Series 2011 A, RB	5.13%	07/01/29	500	581,210
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-Radian) (a)	5.00%	07/01/41	1,150	1,186,294
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/29	1,000	1,053,850
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL) (a)	5.50%	07/01/23	1,250	1,539,400
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (a)	5.00%	08/01/29	1,000	1,006,700
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/31	875	959,192
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.13%	07/01/39	1,250	1,386,725
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/40	1,500	1,725,855
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (a)	5.50%	07/01/31	1,070	1,380,846

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009 A, RB	5.50%	05/01/37	$1,250	$1,387,037
Subseries 2005 A, RB	5.00%	11/01/26	750	784,650
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB	5.00%	05/01/29	1,000	1,101,300
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/40	1,250	1,415,612
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	775	881,586
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 C, RB	7.50%	04/01/39	2,000	2,418,340
Series 2008 D, RB (INS-AGC) (a)	5.75%	10/01/24	500	584,345
Series 2009 C, RB (INS-AGC) (a)	5.00%	10/01/24	1,500	1,709,925
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/30	1,220	1,376,136
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/35	500	534,250
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB	5.25%	05/15/15	715	731,967
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/29	1,185	1,388,251
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (f)	7.38%	07/01/16	640	686,202
New York (State of) Dormitory Authority (The New School); Series 2010, RB	5.50%	07/01/40	1,245	1,404,435
Series 2011, Ref. RB	5.00%	07/01/31	750	830,340
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/44	700	782,047
New York (State of) Dormitory Authority; Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (a)	5.00%	02/15/27	1,000	1,083,830
Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (a)(d)	5.25%	02/15/28	2,000	2,227,140
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (d)(g)	13.52%	07/01/26	1,200	1,212,336
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	730	830,718
New York (State of) Thruway Authority; Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/25	500	567,500
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	500	564,965
Series 2014 J, RB	5.00%	01/01/34	1,620	1,857,362
New York City Housing Development Corp.; Series 2005 K, MFH RB (d)	5.00%	11/01/37	1,000	1,008,370
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (h)	5.00%	11/15/44	1,105	1,127,586
Series 2014, Class 3, Ref. Liberty RB (h)	7.25%	11/15/44	415	470,813
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	875	982,774
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,410	1,568,611
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	1,215	1,376,461
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/37	855	1,056,848
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422) (h)(i)	6.13%	02/15/19	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	1,430	1,672,700
New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB	5.50%	04/15/35	310	407,582
New York State Urban Development Corp.; Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	849,922
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (d)	5.00%	04/01/29	725	810,681
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/40	275	308,187
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	06/15/23	935	1,125,011
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/29	995	996,403
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	1,065	1,148,464
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	5.13%	07/01/31	750	792,128
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC-JPMorgan Chase Bank, N.A.) (d)(j)	5.38%	12/01/36	1,000	1,001,330

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Sales Tax Asset Receivable Corp.; Series 2015 A, Ref. RB (c)	5.00%	10/15/31	$2,765	$3,330,525
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/32	415	467,498
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	465	514,234
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (h)	5.38%	01/01/27	1,175	1,184,059
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	1,034,650
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (d)	5.00%	11/01/36	1,000	1,077,170
Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/32	1,250	1,320,987
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	250	283,823
Triborough Bridge & Tunnel Authority; Series 2008 A, General Purpose RB	4.75%	11/15/29	200	220,848
Series 2013 C, RB (c)	5.00%	11/15/38	2,790	3,192,011
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/30	1,250	1,374,662
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	900	734,418
Ulster (County of) Resource Recovery Agency; Series 2002, Ref. RB (INS-AMBAC) (a)	5.25%	03/01/18	200	200,824
United Nations Development Corp.; Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,137,960
Series 2009 A, Ref. RB	5.00%	07/01/26	810	919,447
Westchester (County of) Industrial Development Agency (Guiding Eyes For The Blind, Inc.); Series 2004, Civic Facility RB	5.38%	08/01/24	875	894,066
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/45	570	468,489
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/40	1,000	1,063,990
				149,601,741

Guam–3.05%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	135	148,824
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,382,100
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	450	505,364
Series 2012 A, Ref. RB	5.00%	10/01/34	610	677,771
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	740	820,993
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/29	325	359,811
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	550	612,705
				4,507,568

Virgin Islands–2.16%

Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB (d)	5.00%	09/01/29	665	744,780
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	845	961,618
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	1,000	1,098,810
Series 2012 A, RB (h)	4.00%	10/01/22	375	390,938
				3,196,146

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–0.39%

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB (f)	5.50%	07/01/15	$560	$577,489
TOTAL INVESTMENTS(k)–106.76% (Cost $145,342,253)				157,882,944

FLOATING RATE NOTE OBLIGATIONS–(9.65)%

Notes with interest rates and fee rates ranging from 0.56% to 0.61% at 11/30/14 and contractual maturities of collateral ranging from 01/15/27 to 01/15/39 (See Note 1D)(l)				(14,265,000)
OTHER ASSETS LESS LIABILITIES–2.89%				4,272,549
NET ASSETS–100.00%				$147,890,493

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.
AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
LOC	—	Letter of Credit

MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PILOT	—	Payment-in-Lieu-of-Tax
Radian	—	Radian Asset Assurance, Inc.
RB	—	Revenue Bonds
Ref.	—	Refunding
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bond issued at a discount.

(c)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(d)	Security subject to the alternative minimum tax.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,212,336 which represents less than 1% of the Fund’s Net Assets.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $3,173,404, which represented 2.15% of the Fund’s Net Assets.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2014 represented less than 1% of the Fund’s Net Assets.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Entities may either issue, guaranteed, backed or otherwise enhanced the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5%.

(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2014. At November 30, 2014, the Fund’s investments with a value of $23,834,662 are held by Dealer Trusts and serve as collateral for the $14,265,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco New York Tax Free Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2014 was $16,865,881 and $14,732,966, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$13,451,839
Aggregate unrealized (depreciation) of investment securities	(838,963)
Net unrealized appreciation of investment securities	$12,612,876
Cost of investments for tax purposes is $145,270,068.

Invesco New York Tax Free Income Fund

Invesco Tax-Exempt Cash Fund Quarterly Schedule of Portfolio Holdings November 30, 2014

invesco.com/us	TEC-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–102.70%

Alabama–1.84%

Auburn University; Series 2012 A, General Fee RB	4.00%	06/01/15	$120	$122,318
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (a)(b)	0.08%	07/01/40	1,000	1,000,000
				1,122,318

California–0.42%

Orange (County of) Sanitation District; Series 2011 A, Ref. Wastewater RB	5.00%	08/01/15	250	258,127

Colorado–4.34%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	02/01/31	150	150,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	07/01/34	200	200,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	06/01/30	100	100,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	04/01/24	80	80,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.07%	12/01/34	2,110	2,110,000
				2,640,000

Connecticut–0.95%

Seymour (Town of); Series 2014, Unlimited Tax GO BAN	1.00%	07/30/15	575	578,190

Delaware–1.56%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	09/01/36	250	250,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.05%	05/01/36	700	700,000
				950,000

District of Columbia–0.38%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.17%	01/01/29	230	230,000

Florida–5.31%

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.04%	07/01/32	2,560	2,560,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.05%	11/01/36	675	675,000
				3,235,000

Georgia–4.15%

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (a)(b)(c)(d)	0.12%	01/01/29	400	400,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	01/01/20	100	100,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland) (a)(b)(d)	0.12%	08/01/27	325	325,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC-Branch Banking & Trust Co.) (a)(b)	0.04%	08/01/38	900	900,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	0.04%	09/01/35	600	600,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	09/01/20	200	200,000
				2,525,000

Hawaii–1.67%

Maui (County of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	06/01/15	1,000	1,019,238

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–4.98%

Idaho (State of); Series 2014, Unlimited Tax GO TAN	2.00%	06/30/15	$3,000	$3,032,728

Illinois–6.92%

Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-BMO Harris N.A.) (a)(b)(c)(d)	0.12%	03/01/33	900	900,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (a)(b)(c)	0.13%	10/01/17	100	100,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	01/01/16	1,000	1,000,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.05%	06/01/29	210	210,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB (a)	0.04%	12/01/46	1,000	1,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(c)	0.14%	06/01/17	100	100,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.14%	02/01/21	35	35,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC- BMO Harris, N.A.) (a)(b)	0.04%	06/01/29	500	500,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris N.A.) (a)(b)(d)	0.16%	04/01/22	365	365,000
				4,210,000

Indiana–3.35%

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. & Improvement VRD Economic Development RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	08/01/37	400	400,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris N.A.) (a)(b)(d)	0.16%	03/01/22	850	850,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-BMO Harris N.A.) (a)(b)(d)	0.16%	11/01/18	700	700,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.14%	10/01/19	90	90,000
				2,040,000

Kansas–1.07%

Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.04%	07/01/30	650	650,000

Kentucky–6.16%

Williamstown (City of) (Kentucky League of Cities Funding Trust);
Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	07/01/38	1,250	1,250,000
Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	12/01/38	2,500	2,500,000
				3,750,000

Maryland–1.60%

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.05%	07/01/32	340	340,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.05%	07/01/28	275	275,000
Prince George’s (County of); Series 2011 B, Ref. Public Improvement Limited Obligation GO Bonds	5.00%	09/15/15	200	207,680
University System of Maryland; Series 2012 C, Auxiliary Facility & Tuition RB	5.00%	04/01/15	150	152,439
				975,119

Massachusetts–3.94%

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (a)(b)	0.15%	03/01/39	2,400	2,400,000

Michigan–2.48%

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	10/15/30	660	660,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	10/15/38	$850	$850,000
				1,510,000

Minnesota–1.97%

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.05%	11/15/31	1,000	1,000,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.04%	11/01/35	125	125,000
St. Paul (City of); Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	70	72,544
				1,197,544

Mississippi–0.71%

Flowood (City of) (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (a)	0.05%	05/15/31	430	430,000

Missouri–4.30%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago) (a)(b)	0.08%	11/01/37	2,580	2,580,000

Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.14%	12/01/19	35	35,000
				2,615,000

Nevada–0.33%

Clark (County of); Series 2010 B, Ref. & Improvement Sales & Excise Tax RB	3.00%	07/01/15	200	203,355

New Hampshire–1.17%

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.04%	09/01/37	715	715,000

New Mexico–0.50%

Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	300	307,262

New York–1.81%

New York (State of) Housing Finance Agency (600 West 42nd Street); Series 2009 A, VRD RB (CEP-FNMA) (a)	0.06%	05/15/41	1,100	1,100,000

North Carolina–2.65%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB (a)	0.04%	12/01/21	900	900,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.08%	09/01/27	710	710,000
				1,610,000

Ohio–2.54%

Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC-FHLB of Indianapolis) (a)(b)(c)(d)	0.12%	01/01/34	445	445,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.06%	08/02/38	1,100	1,100,000
				1,545,000

Oklahoma–0.17%

Oklahoma City (City of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	03/01/15	100	100,971

Pennsylvania–12.17%

Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (a)(b)	0.11%	11/01/30	575	575,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	10/15/25	530	530,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds Bank PLC) (a)(b)(e)	0.05%	07/01/38	3,300	3,300,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	05/01/34	$3,000	$3,000,000
				7,405,000

South Carolina–0.12%

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.17%	07/01/17	70	70,000

Tennessee–1.20%

Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (a)(b)(c)	0.08%	06/01/24	730	730,000

Texas–5.39%

Austin (County of) Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.07%	12/01/14	325	325,000
Dallas (County of); Series 2006, Limited Tax GO Ctfs.	5.00%	08/15/15	200	206,865
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.07%	02/15/28	50	50,000
Texas (State of); Series 2014, Unlimited Tax GO Notes	1.50%	08/31/15	2,600	2,626,435
Texas Tech University System; Series 2012 A, Ref. & Improvement RB	3.00%	08/15/15	70	71,416
				3,279,716

Utah–4.59%

Ogden (City of) Redevelopment Agency; Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.20%	12/01/27	505	505,000
Ogden (City of) Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	12/01/27	1,480	1,480,000
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB (a)	0.04%	05/15/35	500	500,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.09%	04/01/42	225	225,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	07/01/15	80	82,267
				2,792,267

Virginia–1.57%

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	10/01/30	200	200,000
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds (f)(g)	5.00%	02/01/15	750	757,330
				957,330

Washington–2.71%

Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)(d)	0.09%	11/01/23	500	500,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA) (a)	0.05%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	11/01/32	200	200,000
				1,650,000

Wisconsin–7.68%

Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(d)	0.16%	09/01/19	1,550	1,550,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.10%	07/01/16	175	175,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.05%	06/01/37	1,600	1,600,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.15%	06/01/25	100	100,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.07%	05/01/30	$1,250	$1,250,000
				4,675,000
TOTAL INVESTMENTS(h)(i)–102.70% (Cost $62,509,165)				62,509,165
OTHER ASSETS LESS LIABILITIES–(2.70)%				(1,642,344)
NET ASSETS–100.00%				$60,866,821

Investment Abbreviations:

BAN	—Bond Anticipation Notes
CEP	—Credit Enhancement Provider
Ctfs.	—Certificates
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
TAN	—Tax Anticipation Notes
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $2,975,000, which represented 4.89% of the Fund’s Net Assets.
(d)	Security subject to the alternative minimum tax.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 5.4%; other countries less than 5% each: 2.2%.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	9.8%
Wells Fargo Bank, N.A.	9.4
PNC Bank, N.A.	9.1
U.S. Bank, N.A.	8.7
Federal National Mortgage Association	5.7
BMO Harris, N.A.	5.5
Lloyds Bank PLC	5.3
Northern Trust Co.	5.2

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Tax-Exempt Cash Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Intermediate Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2014

invesco.com/us	TFI-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–96.44%

Alabama–2.31%

Alabama (State of) 21st Century Authority; Series 2012 A, Tobacco Settlement RB	5.00%	06/01/19	$1,750	$2,014,652
Alabama (State of) Public School & College Authority; Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/15	1,000	1,020,750
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/18	1,000	1,139,990
Birmingham (City of) Airport Authority; Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/15	1,930	1,965,049
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/16	2,335	2,439,071
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/17	2,465	2,624,609
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/18	1,985	2,144,475
Series 2003 A, Ref. RB (INS-AGM) (a)	4.00%	07/01/19	1,410	1,539,917
Series 2003 A, Ref. RB (INS-AGM) (a)	4.50%	07/01/20	1,375	1,519,677
Birmingham (City of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2006 C-1, RB (b)	4.10%	11/03/16	2,000	2,138,040
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	4.25%	08/01/18	3,540	3,941,578
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	4.25%	08/01/19	3,535	3,990,697
Huntsville (City of) Health Care Authority; Series 2010 A, RB	4.50%	06/01/15	1,970	2,007,233
Series 2010 A, RB	5.00%	06/01/18	2,740	3,053,785
Mobile (City of) Industrial Development Board (Alabama Power Co. - Barry Plant); Series 2007 C, PCR (b)	5.00%	03/19/15	2,150	2,178,724
				33,718,247

Alaska–0.57%

Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation); Series 2004 A, RB (INS-AGM) (a)	5.13%	04/01/19	1,000	1,150,900
Series 2009 C, Ref. RB	4.25%	04/01/15	1,025	1,038,776
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/21	765	902,241
Alaska (State of) International Airports System; Series 2006 B, RB (INS-NATL) (a)	5.00%	10/01/27	1,135	1,220,057
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/19	1,000	1,190,220
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (a)	5.13%	06/01/24	650	737,230
Valdez (City of) (BP Pipelines); Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/21	1,800	2,123,496
				8,362,920

Arizona–1.56%

Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS-AGC) (a)	4.00%	07/01/18	1,250	1,374,750
Arizona (State of); Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/15	2,000	2,081,120
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/16	3,000	3,249,180
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/18	2,000	2,295,020
Series 2010 A, COP (INS-AGM) (a)	5.00%	10/01/19	1,000	1,169,460
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/21	2,000	2,302,760
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/22	2,000	2,295,940
Series 2010 B, COP (INS-AGM) (a)	5.00%	10/01/23	2,000	2,289,400
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2007, Ref. RB	5.25%	05/15/19	1,200	1,374,780
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	07/01/23	1,500	1,722,615
Pima (County of); Series 2010, COP	3.50%	06/01/15	1,200	1,220,628
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/19	500	570,285
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (a)	5.00%	07/01/24	750	811,110
				22,757,048

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–7.32%

Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/25	$1,520	$1,752,606
Association of Bay Area Governments Finance Authority for Non-profit Corps. (Casa de las Campanas, Inc.); Series 2010, RB (INS-Cal-Mortgage) (a)	4.00%	09/01/15	345	353,252
California (State of) Department of Water Resources; Series 2014 AT, Water System Floating Rate RB (b)(c)	0.34%	12/01/17	9,000	8,999,100
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2011, Ref. RB	5.00%	08/15/15	1,000	1,034,960
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2009 D, Ref. RB (b)	5.00%	10/18/16	6,000	6,517,080
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (d)	5.10%	02/01/19	620	679,098
Series 2010 B, RB (b)(d)	5.50%	02/01/20	1,250	1,518,112
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-3, TEMPS-40SM RB	2.10%	10/01/19	2,250	2,250,810
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008 A, RB (INS-Cal-Mortgage) (a)	5.00%	08/15/17	385	427,666
Series 2008 A, RB (INS-Cal-Mortgage) (a)	5.25%	08/15/19	325	369,746
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (b)(d)	5.05%	10/01/18	1,500	1,741,905
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (b)(c)	0.99%	05/01/17	6,000	6,005,280
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/20	1,900	2,245,952
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/17	2,000	2,238,660
Series 2012 A, Ref. Floating Rate Unlimited Tax GO Bonds (b)(c)	0.72%	05/01/15	3,000	3,004,770
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (c)	1.04%	05/01/19	4,000	4,077,320
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/18	3,000	3,018,360
Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/21	1,500	1,282,650
Hayward Unified School District (Election of 2008); Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/17	1,000	964,690
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/20	1,000	881,080
Inland Valley Development Agency; Series 2011 B, Tax Allocation RB (b)(d)	4.25%	03/01/15	2,500	2,526,650
Series 2011 C, Tax Allocation RB (b)(d)	4.50%	03/01/16	2,500	2,632,925
Irvine (City of) (Reassessment District No. 13-1); Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/17	575	615,434
Series 2013, Limited Obligation Special Assessment RB	4.00%	09/02/18	450	487,130
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/24	1,000	1,151,250
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, Sub. RB	5.00%	05/15/28	1,000	1,115,130
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,430,400
Monterey (County of) (2009 Refinancing); Series 2009, COP (INS-AGM) (a)	5.00%	08/01/16	1,000	1,070,860
Series 2009, COP (INS-AGM) (a)	5.00%	08/01/19	2,360	2,713,080
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	08/01/20	2,530	2,957,064
Northern California Power Agency; Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,057,120
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,157,460
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,138,240
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/23	1,300	1,007,929

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Sacramento (County of); Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	$1,000	$1,131,110
Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS-AGC) (a)	5.13%	07/01/25	1,500	1,701,195
Series 2010, Ref. COP	5.00%	02/01/16	4,665	4,894,938
Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,297,600
Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,353,040
Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,690,200
Series 2010, Sr. Airport System RB	5.00%	07/01/23	500	572,570
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/26	2,000	2,351,340
San Pablo (City of) Successor Agency to the Redevelopment Agency; Series 2014 A, Ref. Tax Allocation RB (INS-AGM) (a)	4.00%	06/15/18	450	497,218
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL) (a)	4.38%	01/01/24	1,000	1,045,560
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/22	1,900	1,576,525
Series 2009 B-1, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/23	2,000	1,589,620
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)	3.20%	06/01/20	4,355	4,359,311
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,370,920
Series 2009 A, Electric System RB	5.50%	08/01/15	625	646,494
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/27	1,000	1,333,300
West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	1,075	1,120,150
				106,954,860

Colorado–1.05%

Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (INS-AGM) (a)	5.00%	12/01/20	1,000	1,121,430
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	6.75%	12/01/23	705	783,678
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.); Series 2003 A, Hospital RB (INS-AGM) (a)	5.00%	05/15/15	1,000	1,022,340
Series 2003 A, Hospital RB (INS-AGM) (a)	5.25%	05/15/26	1,000	1,103,490
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,219,617
Colorado School of Mines Board of Trustees; Series 2009, Ref. & Improvement Enterprise RB (CEP-Colorado Higher Education Intercept Program) (b)(d)	5.00%	12/01/18	160	185,310
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds (b)(d)	5.00%	06/01/19	1,000	1,170,430
Glenwood Springs (City of); Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/15	1,000	1,022,200
Northern Colorado Water Conservancy District; Series 2007 J, Ref. RB (INS-AMBAC) (a)	5.00%	12/01/14	1,300	1,300,520
Public Authority for Colorado Energy; Series 2008, Natural Gas Purchase RB	6.13%	11/15/23	1,525	1,895,758
Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	2,000	2,570,000
				15,394,773

Connecticut–2.28%

Connecticut (State of) (Transportation Infrastructure); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,185,040
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (INS-AGM) (a)	4.00%	07/01/22	2,590	2,878,940
Connecticut (State of) Health & Educational Facility Authority (Yale New Haven Health); Series 2014 B, Floating Rate RB (b)(c)	0.66%	07/01/19	9,000	9,027,450
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds (c)	0.59%	03/01/19	2,000	2,004,000
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	06/15/18	7,000	8,008,420
Series 2014 C, Ref. Unlimited Tax GO Bonds	5.00%	12/15/18	7,000	8,090,530
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,101,060
				33,295,440

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Delaware–0.19%

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 A, RB	4.05%	07/01/22	$1,000	$1,057,270
Series 2009 A, RB	5.00%	07/01/18	1,540	1,719,164
				2,776,434

District of Columbia–0.74%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/17	2,035	2,098,166
District of Columbia (Georgetown University); Series 2001 C, University RB (b)	5.25%	04/01/23	2,000	2,265,360
Series 2009 A, Ref. University RB	5.00%	04/01/15	2,000	2,032,900
Series 2011, University RB (b)	5.00%	04/01/21	2,055	2,396,500
District of Columbia; Series 2011 E, Ref. Income Tax Sec. Floating Rate RB (c)	0.64%	12/01/15	2,000	2,006,580
				10,799,506

Florida–4.18%

Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,168,430
Citizens Property Insurance Corp. (High Risk Account); Series 2009 A-1, Sr. Sec. RB (INS-AGC) (a)	5.00%	06/01/16	2,000	2,138,620
Series 2010 A-1, Sr. Sec. RB (INS-AGM) (a)	5.00%	06/01/17	2,000	2,214,520
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	8,000	9,522,320
Escambia (County of) (Gulf Power Co.); Series 1997, Ref. PCR (b)	2.10%	04/11/19	2,000	2,052,800
Florida (State of) Board of Education; Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,279,380
Series 2009 A, Lottery RB	5.25%	07/01/24	1,715	1,969,557
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-NATL) (a)	5.00%	07/01/18	1,335	1,443,562
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 A, RB	4.00%	10/01/16	500	530,940
Series 2011 A, RB	4.00%	04/01/17	500	537,465
Florida Hurricane Catastrophe Fund Finance Corp.; Series 2010 A, RB (d)	5.00%	07/01/15	5,250	5,401,305
Gulf Breeze (City of) (2010 A Loan Program - Loans to City of Pensacola); Series 2010 A, Capital Funding RB (INS-AGM) (a)	5.00%	10/01/15	1,590	1,652,630
Series 2010 A, Capital Funding RB (INS-AGM) (a)	5.00%	10/01/16	1,495	1,612,552
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB (f)	4.50%	12/01/20	3,050	3,480,691
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,081,840
Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,178,140
Kissimmee (City of) Utility Authority; Series 2003, Ref. Electric System RB (INS-AGM) (a)	5.00%	10/01/17	1,900	2,114,339
Series 2003, Ref. Electric System RB (INS-AGM) (a)	5.25%	10/01/15	1,500	1,560,990
Series 2003, Ref. Electric System RB (INS-AGM) (a)	5.25%	10/01/16	1,500	1,624,215
Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/16	1,000	1,044,600
Miami (City of); Series 1998, Ref. Parking System RB (INS-NATL) (a)	5.25%	10/01/15	450	465,093
Series 2009, Ref. Parking System RB (INS-AGC) (a)	5.00%	10/01/28	750	807,458
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/17	500	555,870
Miami-Dade (County of) (Jackson Health System); Series 2009, Public Facilities RB (INS-AGC) (a)	5.00%	06/01/18	1,000	1,123,310
Series 2009, Public Facilities RB (INS-AGC) (a)	5.50%	06/01/29	2,455	2,756,572
Miami-Dade (County of) (Miami International Airport); Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/26	1,000	1,135,000
Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/29	1,000	1,124,960
Miami-Dade (County of); Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (a)	5.00%	10/01/24	1,500	1,692,285
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (a)	5.13%	10/01/25	1,525	1,723,921
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (a)	5.50%	10/01/20	1,500	1,712,115
Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/16	750	813,165

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (INS-AGC) (a)	6.25%	09/01/27	$500	$568,055
				61,086,700

Georgia–5.22%

Atlanta (City of); Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	4.13%	11/01/19	970	1,098,379
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/17	1,500	1,688,175
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/20	1,500	1,724,940
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.00%	11/01/21	1,500	1,714,530
Series 2009 B, Water & Wastewater RB (INS-AGM) (a)	5.25%	11/01/27	2,000	2,448,600
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle); Series 1994, PCR (b)	2.20%	04/02/19	1,000	1,018,730
Series 1994, PCR (b)	2.20%	04/02/19	4,000	4,074,920
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (b)	2.40%	04/01/20	2,000	2,021,240
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	2,440	2,783,576
Fayette (County of) Hospital Authority (Fayette Community Hospital); Series 2009 A, RAC	4.38%	06/15/20	2,500	2,762,925
Series 2009 A, RAC	4.50%	06/15/21	2,500	2,733,225
Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB (d)	4.00%	11/15/16	2,460	2,633,061
Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	2,830	3,102,303
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/22	2,000	2,255,940
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2010 A, RAC	5.00%	02/15/16	1,245	1,303,527
Series 2014 B, Ref. RB (b)(e)	0.00%	02/18/20	7,000	7,003,570
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 A, RAC	5.00%	08/01/20	1,000	1,131,180
Series 2008 A, RAC	5.25%	08/01/23	1,000	1,117,370
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (a)	5.25%	07/01/29	2,000	2,222,920
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.); Series 2009, RAC	4.00%	08/01/19	635	702,202
Series 2009, RAC	5.00%	08/01/24	1,260	1,430,491
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.); Series 2010, RAC (INS-AGM) (a)	3.50%	08/01/20	2,000	2,145,140
Series 2010, RAC (INS-AGM) (a)	5.00%	08/01/21	1,500	1,704,090
Metropolitan Atlanta Rapid Transit Authority; Series 2000 B, Sales Tax Floating Rate RB (b)(c)	0.32%	07/01/17	13,500	13,500,000
Monroe (County of) Development Authority (Georgia Power Company Plant Sherer); Series 1995, Pollution Control RB (b)	2.00%	06/13/19	3,500	3,605,980
Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	4.00%	10/01/16	1,660	1,757,044
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	2,500	2,749,900
South Regional Joint Development Authority (Valdosta State University Parking & Health Center); Series 2007, RB (INS-SGI) (a)	5.00%	08/01/20	1,385	1,519,567
Series 2007, RB (INS-SGI) (a)	5.00%	08/01/21	1,490	1,661,499
Series 2007, RB (INS-SGI) (a)	5.00%	08/01/22	605	674,635
				76,289,659

Guam–0.29%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,085	1,128,801
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/19	1,000	1,165,370
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/20	1,595	1,883,073
				4,177,244

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–0.58%

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/19	$1,000	$1,165,600
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/25	500	571,075
Idaho (State of) Housing & Finance Association; Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	220	231,489
Regents of the University of Idaho; Series 2007 B, General RB (INS-AGM) (a)(b)	4.50%	04/01/18	1,760	1,930,843
Series 2011, Ref. General RB (b)	5.25%	04/01/21	3,850	4,521,594
				8,420,601

Illinois–4.66%

Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/23	1,260	1,399,822
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,145	1,265,992
Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/20	2,000	2,332,800
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/19	400	458,696
Series 2014 B, Ref. Second Lien RB	5.00%	01/01/20	500	583,200
Chicago (City of) (O’Hare International Airport); Series 2008 A, Ref. Passenger Facility Charge RB (INS-AGM) (a)	5.00%	01/01/16	1,400	1,471,736
Series 2010 C, Third Lien General Airport RB (INS-AGC) (a)	5.25%	01/01/21	1,025	1,188,990
Chicago (City of) Board of Education; Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (b)(c)	0.87%	06/02/18	4,800	4,660,176
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/23	2,500	2,789,475
Chicago (City of); Series 2014, Second Lien Waterworks RB	5.00%	11/01/21	1,000	1,171,770
Cook (County of); Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/19	2,015	2,304,677
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/20	5,150	5,841,439
Cook County School District No. 144 (Prairie Hills); Series 2010 A, School Limited Tax GO Bonds (d)	4.00%	12/01/16	870	931,587
Series 2010 A, School Limited Tax GO Bonds (d)	4.25%	12/01/20	555	641,364
DeKalb County Community Unit School District No. 428; Series 2010, School Building Unlimited Tax CAB GO Bonds (e)	0.00%	01/01/19	1,000	928,550
Series 2010, School Building Unlimited Tax CAB GO Bonds (e)	0.00%	01/01/20	1,000	905,000
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2010 D, Ref. RB	5.00%	04/01/20	1,200	1,359,660
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/18	465	515,834
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (a)	5.00%	05/15/17	2,000	2,148,340
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (INS-AGM) (a)	5.25%	03/01/22	1,275	1,476,807
Series 2005, RB (INS-AGM) (a)	5.25%	03/01/23	1,500	1,727,055
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2009 C, RB	5.25%	08/15/29	2,015	2,021,771
Illinois (State of); Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/16	1,000	1,046,840
Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/17	800	864,072
Series 2013, Unlimited Tax GO Bonds	5.00%	07/01/21	2,500	2,806,575
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/20	2,500	2,800,550
Joliet (City of); Series 2012, Ref. Waterworks & Sewage RB	4.00%	01/01/15	1,000	1,003,370
Kane & DeKalb Counties Community Unit School District No. 302 (Kaneland); Series 2008, School Building Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	02/01/28	1,500	1,577,970
Kendall (County of) Forest Preserve District; Series 2007, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	01/01/23	4,000	4,459,800
Kendall, Kane & Will Counties Community Unit School District No. 308; Series 2007, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/01/23	5,795	6,272,218
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	4.38%	10/01/21	1,020	1,103,140
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB (INS-NATL) (a)	5.00%	01/01/19	1,000	1,101,990
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,000	1,176,490

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

St. Clair (County of) (Alternative Revenue Source); Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/19	$1,000	$1,163,590
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/21	1,480	1,676,144
Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/17	1,060	1,182,494
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College); Series 2008, Unlimited Tax GO Bonds (b)(d)	5.75%	06/01/18	240	280,502
Series 2008, Unlimited Tax GO Bonds	5.75%	06/01/27	1,195	1,359,659
				68,000,145

Indiana–1.65%

Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	1,000	1,131,150
Indiana (State of) Finance Authority (CWA Authority); Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/18	410	470,643
Series 2014-A, First Lien Wastewater Utility RB	5.00%	10/01/19	335	392,453
Indiana (State of) Finance Authority (Republic Services, Inc.); Series 2010 B, Economic Development RB (b)(c)	0.30%	03/02/15	2,000	2,000,000
Indiana (State of) Municipal Power Agency; Series 2011 A, Power Supply System RB	5.00%	01/01/21	250	297,148
Series 2011 A, Power Supply System RB	5.00%	01/01/22	250	298,055
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (a)	5.25%	01/01/29	1,040	1,162,366
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS-AGM) (a)	5.13%	01/15/24	2,285	2,607,459
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS-AGC) (a)	5.00%	01/15/22	2,470	2,702,303
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 A, Ref. PCR (b)	1.75%	06/01/18	2,500	2,520,125
University of Southern Indiana; Series 2009 J, Student Fee RB (INS-AGC) (a)	5.00%	10/01/23	400	454,000
Whiting (City of) (BP Products North America); Series 2008, Environmental Facilities RB (b)	1.85%	10/01/19	10,000	10,000,000
				24,035,702

Iowa–1.39%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.38%	06/15/28	1,825	2,040,003
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/18	1,000	1,123,320
Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/19	500	572,630
Iowa Student Loan Liquidity Corp.; Series 2009 1, RB	5.00%	12/01/15	2,500	2,603,200
Series 2009 1, RB	5.00%	12/01/16	2,525	2,721,016
Series 2009 1, RB	5.25%	12/01/17	2,500	2,785,425
Series 2009 1, RB	5.25%	12/01/18	2,500	2,844,175
Series 2009 2, RB	5.40%	12/01/23	2,500	2,721,875
Series 2009 3, RB	5.00%	12/01/19	2,500	2,860,400
				20,272,044

Kansas–0.47%

Dodge City (City of); Series 2009, Sales Tax RB (INS-AGC) (a)	5.00%	06/01/21	1,000	1,148,380
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.00%	11/15/16	1,000	1,087,830
Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,755,705
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/24	500	565,210
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	4.00%	09/01/17	1,000	1,087,150
Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/21	1,000	1,185,360
				6,829,635

Kentucky–3.47%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS-AGC) (a)	5.25%	02/01/28	1,030	1,111,813

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/28	$550	$592,878
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010-A, Hospital RB	5.00%	06/01/19	2,950	3,350,138
Kentucky (State of) Economic Development Finance Authority (Republic Services, Inc.); Series 2010 B, Ref. Solid Waste Disposal RB (b)(c)	0.30%	03/02/15	6,500	6,500,000
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2010 A, Power System RB (INS-AGM) (a)	4.00%	09/01/16	800	846,016
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/21	5,860	6,752,302
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/22	4,560	5,269,491
Series 2010 A, Power System RB (INS-AGM) (a)	5.00%	09/01/23	1,000	1,152,070
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/17	5,000	5,504,300
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (b)	2.20%	08/01/19	3,000	3,079,080
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District; Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/15	2,500	2,556,225
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/20	10,000	11,732,300
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.00%	10/01/24	2,000	2,236,940
				50,683,553

Louisiana–3.48%

Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (INS-AGM) (a)	5.25%	01/01/28	1,000	1,142,350
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.); Series 2011, Ref. RB (INS-AGM) (a)	3.00%	12/01/15	1,750	1,797,110
Series 2011, Ref. RB (INS-AGM) (a)	4.00%	12/01/17	1,690	1,841,525
Series 2011, Ref. RB (INS-AGM) (a)	4.00%	12/01/18	1,775	1,951,950
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS-AGM) (a)	4.00%	04/01/18	1,600	1,752,384
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles); Series 2009, Ref. RB (INS-AGC) (a)	4.00%	04/01/16	1,435	1,501,871
Series 2009, Ref. RB (INS-AGC) (a)	4.00%	04/01/18	1,555	1,702,290
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/18	1,000	1,128,490
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS-AGC) (a)	5.00%	10/01/26	1,500	1,688,490
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (a)	5.00%	02/01/29	1,000	1,123,610
Louisiana (State of) Offshore Terminal Authority (Loop LCC); Series 2007 B-2A, Deepwater Port RB (b)	2.13%	10/01/15	1,000	1,013,370
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-AGC) (a)	5.00%	07/01/22	500	543,930
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2008, Ref. RB (b)(d)	5.75%	07/01/15	90	92,971
Series 2008, Ref. RB (INS-AGC) (a)	5.75%	07/01/18	355	390,180
Series 2009, Ref. RB (d)	5.00%	07/01/15	375	385,718
Series 2009, Ref. RB	5.00%	07/01/15	625	640,575
Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,063,160
Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,164,790
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (b)(d)	5.00%	06/01/17	1,000	1,111,810
Louisiana Citizens Property Insurance Corp.; Series 2006 B, Assessment RB (INS-AMBAC) (a)	5.00%	06/01/16	1,000	1,067,170
Series 2006 C-3, Assessment RB (INS-AGC) (a)	6.13%	06/01/25	1,550	1,792,482

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

New Orleans (City of) Aviation Board (Consolidated Rental Car); Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.00%	01/01/16	$1,250	$1,302,400
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.13%	01/01/17	1,730	1,859,560
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/18	1,575	1,739,414
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/19	1,100	1,248,423
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/20	1,890	2,142,806
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/25	1,000	1,137,590
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/19	500	568,875
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	6.00%	01/01/23	1,025	1,192,085
New Orleans (City of); Series 2009, Ref. Sewerage Service RB (b)(d)	6.25%	06/01/19	1,000	1,226,230
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/18	500	562,935
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/19	500	573,500
Series 2014, Ref. Water RB	5.00%	12/01/19	1,000	1,148,620
Plaquemines (Parish of) Law Enforcement District; Series 2009, Limited Tax GO Bonds	4.50%	09/01/17	1,350	1,453,599
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/20	1,000	1,082,620
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/19	2,540	2,889,453
Series 2013 A, Ref. Asset-Backed RB	5.00%	05/15/22	5,000	5,787,250
				50,811,586

Maine–0.19%

Lewiston (City of) (UBS Financial Services, Inc.); Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.00%	12/15/19	750	817,463
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.00%	12/15/20	870	947,891
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (a)	5.50%	12/15/23	950	1,042,824
				2,808,178

Maryland–0.27%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2008, RB	5.00%	07/01/18	1,000	1,097,480
Series 2008, RB (INS-AGC) (a)	5.00%	07/01/20	1,000	1,081,460
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB (b)	5.00%	05/15/15	715	731,502
Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,043,980
				3,954,422

Massachusetts–1.07%

Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS-AGC) (a)	4.00%	11/15/17	730	791,678
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2010 A, RB (b)(d)	2.25%	09/01/16	920	949,578
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (INS-AGC) (a)	5.00%	07/01/23	1,095	1,238,324
Massachusetts (State of) Development Finance Agency (Partners HealthCare System); Series 2014 M, Floating Rate RB (b)(c)	0.59%	01/30/18	8,865	8,863,316
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/24	1,500	1,763,985
Worcester (City of); Series 2009, Limited Tax GO Bonds (INS-AGC) (a)	4.00%	11/01/16	1,860	1,987,577
				15,594,458

Michigan–5.15%

Adrian City School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	05/01/15	755	772,093
Battle Creek (City of); Series 2008, Ref. Downtown Development Limited Tax GO Bonds (d)	5.00%	05/01/15	320	326,621
Series 2008, Ref. Downtown Development Limited Tax GO Bonds (INS-AMBAC) (a)	5.00%	05/01/15	790	805,389

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Hastings Area School System; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	3.25%	05/01/15	$1,475	$1,492,051
Michigan (State of) Building Authority (Facilities Program); Series 2009 I, Ref. RB (INS-AGC) (a)	5.00%	10/15/23	7,150	8,231,437
Series 2009 I, Ref. RB (INS-AGC) (a)	5.25%	10/15/24	1,040	1,207,825
Series 2009 II, RB	4.00%	10/15/15	1,000	1,033,200
Series 2009 II, RB	4.00%	10/15/16	1,950	2,077,569
Series 2009 II, RB (INS-AGM) (a)	5.00%	10/15/21	1,180	1,364,458
Series 2009 II, RB (INS-AGM) (a)	5.00%	10/15/22	520	599,706
Michigan (State of) Finance Authority (Detroit School District); Series 2014-E, State Aid RB	2.85%	08/20/15	5,100	5,118,564
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014-D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/20	3,500	4,033,785
Series 2014-D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/21	4,000	4,637,120
Series 2014-D-1, Ref. Local Government Loan Program RB (INS-AGM) (a)	5.00%	07/01/22	10,000	11,532,100
Michigan (State of) Finance Authority; Series 2014 H-1, Ref. RB	5.00%	10/01/18	1,135	1,296,885
Series 2014 H-1, Ref. RB	5.00%	10/01/19	850	987,326
Michigan (State of) Hospital Finance Authority (Henry Ford Health System); Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,677,375
Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,126,130
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB	5.25%	05/15/18	1,100	1,249,765
Michigan (State of) Municipal Bond Authority (Local Government Loan Program); Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.00%	05/01/21	1,515	1,711,162
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.13%	05/01/23	300	341,247
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.25%	05/01/24	500	570,020
Series 2009 C, State Qualified School Limited Obligation Bonds (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/15	1,850	1,885,761
Series 2009 C, State Qualified School Limited Obligation Bonds (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	1,973,348
Michigan (State of); Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/19	3,000	3,533,280
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/23	1,500	1,713,015
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group); Series 2009 W, Ref. RB	5.00%	08/01/15	1,000	1,031,570
Series 2009 W, Ref. RB	5.25%	08/01/16	3,000	3,234,810
Series 2009 W, Ref. RB	5.25%	08/01/17	2,000	2,230,720
Series 2009 W, Ref. RB	5.50%	08/01/19	1,775	2,005,164
Southgate Community School District; Series 2005, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	05/01/18	1,710	1,743,670
Wayne State University Board of Governors; Series 2009 A, Ref. General RB	5.00%	11/15/17	2,000	2,241,180
Ypsilanti School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	05/01/18	1,270	1,433,068
				75,217,414

Minnesota–1.84%

Duluth Independent School District No. 709; Series 2009 B, COP	4.00%	03/01/15	1,400	1,409,898
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care); Series 1995 B, Health Care RB (INS-AGM) (a)	5.00%	08/15/19	1,400	1,614,956
Series 1995 B, Health Care RB (INS-AGM) (a)	5.00%	08/15/21	1,350	1,567,971
Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	859,239
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission; Series 2007 B, Ref. Sub. RB (INS-NATL) (a)	5.00%	01/01/19	2,930	3,194,667
Series 2009 A, Ref. Sr. RB	4.00%	01/01/16	135	140,629
Series 2009 A, Ref. Sr. RB	5.00%	01/01/20	1,000	1,151,060
Series 2011, Ref. RB	5.00%	01/01/20	1,500	1,766,490
Series 2011, Ref. RB	5.00%	01/01/21	1,240	1,477,014
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group); Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	4.00%	02/15/20	1,500	1,669,650
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/16	570	599,640
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (a)	5.00%	02/15/21	1,500	1,728,855

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 Seven-A, RB	4.00%	10/01/15	$1,000	$1,031,850
Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,063,790
Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,108,580
Series 2009 Six-X, RB	5.00%	04/01/24	500	545,785
Minnesota (State of) Housing Finance Agency; Series 2009 A, Residential RB	5.20%	01/01/23	185	194,674
Series 2009 B, Residential RB	5.45%	07/01/24	190	204,324
St. Cloud (City of) (CentraCare Health System); Series 2010 A, Health Care RB	5.00%	05/01/15	500	510,155
Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,064,660
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare); Series 2009, Health Care RB	5.00%	02/01/16	1,470	1,535,753
Series 2009, Health Care RB	5.25%	02/01/21	2,175	2,391,195
				26,830,835

Mississippi–0.37%

Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,873,907
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC) (a)	5.00%	07/01/24	1,000	1,126,680
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (INS-AGM) (a)	5.00%	07/01/19	1,160	1,281,278
Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS-AMBAC) (a)	5.00%	07/01/16	1,000	1,064,060
				5,345,925

Missouri–1.23%

Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	522,990
Kansas City (City of); Series 2010 B, Ref. Special Obligation Tax Allocation RB	4.13%	01/01/21	2,000	2,180,940
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/25	1,250	1,364,538
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care); Series 2010 B, Health Facilities RB	5.00%	06/01/19	1,000	1,148,800
Series 2010 B, Health Facilities RB	5.00%	06/01/21	4,645	5,407,291
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/20	1,000	1,171,710
St. Charles (City of); Series 2012, COP	2.00%	05/01/15	1,885	1,897,893
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS-AGM) (a)	5.00%	07/01/20	1,125	1,233,788
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.00%	09/01/23	1,385	1,484,498
St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS-AGC) (a)	5.00%	07/15/21	1,500	1,621,050
				18,033,498

Montana–0.35%

Montana (State of) Facility Finance Authority (Master Loan Program - Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP-State of Montana Board of Investments)	4.63%	07/01/18	1,010	1,140,179
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, Ref. RB	4.00%	01/01/20	1,000	1,112,490
Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	2,865,775
				5,118,444

Nevada–2.19%

Clark (County of) Department of Aviation; Series 2014 B, Airport RB	5.00%	07/01/18	5,000	5,702,850
Clark (County of); Series 2006, Bond Bank Limited Tax GO Bonds (INS-AMBAC) (a)	5.00%	11/01/21	5,235	5,679,033
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/22	1,000	1,153,200
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/23	4,000	4,601,280
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/24	1,855	2,130,301
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (a)	5.00%	07/01/25	1,500	1,720,470
Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,169,480

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–(continued)

Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	$4,100	$4,637,059
Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO Bonds	5.00%	06/01/16	500	534,905
Reno (City of) (Washoe Medical Center); Series 2004 C, Hospital RB (INS-AGM) (a)	5.00%	06/01/15	750	766,312
Series 2004 C, Hospital RB (INS-AGM) (a)	5.00%	06/01/17	1,365	1,492,668
Series 2005 A, Hospital RB (INS-AGM) (a)	5.25%	06/01/17	1,300	1,429,597
				32,017,155

New Hampshire–0.34%

Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/15	1,750	1,756,510
Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	534,985
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital); Series 2011, RB	5.25%	10/01/25	525	595,812
Series 2011, RB	5.50%	10/01/26	510	584,491
New Hampshire (State of) Housing Finance Authority; Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	295	311,204
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	190	206,112
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	910	970,897
				4,960,011

New Jersey–3.22%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.00%	06/01/21	1,500	1,657,185
Series 2010 A, RB	5.25%	06/01/20	1,295	1,458,494
New Jersey (State of) Economic Development Authority; Series 2004, Cigarette Tax RB (d)	5.50%	06/15/16	1,805	1,948,678
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	682,907
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/17	1,550	1,723,693
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/15	1,000	1,027,880
New Jersey (State of) Transit Corp.; Series 2014-A, Grant Anticipation RB	5.00%	09/15/17	5,000	5,514,250
Series 2014-A, Grant Anticipation RB	5.00%	09/15/18	5,000	5,655,700
New Jersey (State of) Transportation Trust Fund Authority; Series 2011 B, Transportation System RB	5.00%	06/15/19	1,000	1,134,650
Series 2011 B, Transportation System RB	5.00%	06/15/20	1,000	1,141,300
Series 2011 B, Transportation System RB	5.00%	06/15/21	1,000	1,146,850
New Jersey (State of) Turnpike Authority; Series 2009 H, RB	5.00%	01/01/20	2,000	2,278,900
Series 2009 H, RB	5.00%	01/01/21	2,000	2,273,780
Series 2013 D, Floating Rate RB (b)(c)	0.72%	01/01/18	4,000	4,028,360
Series 2013 E, Floating Rate RB (b)(c)	0.72%	01/01/18	3,000	3,021,570
Series 2014-B-3, Floating Rate RB (b)(c)	0.68%	01/01/18	2,750	2,752,063
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (INS-AGC) (a)	5.00%	12/01/21	1,130	1,282,222
Newark (City of); Series 2010 A, Ref. Qualified General Improvement Unlimited Tax GO Bonds	4.00%	10/01/16	3,710	3,921,284
Perth Amboy (City of) Board of Education; Series 2010, Ref. COP (INS-AGC) (a)	4.00%	06/15/15	1,345	1,367,448
Series 2010, Ref. COP (INS-AGC) (a)	4.00%	12/15/15	1,395	1,438,371
South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/16	1,505	1,561,513
				47,017,098

New Mexico–1.14%

New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/22	4,470	4,595,205
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014-B, Gas Supply Floating Rate RB (b)(c)	0.86%	08/01/19	12,000	12,071,880
				16,667,085

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–4.36%

Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS-AGM) (a)	4.00%	10/01/16	$1,000	$1,059,410
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.); Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	498,258
Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	417,618
Nassau (County of) Industrial Development Agency (New York Institute of Technology); Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/17	930	1,006,111
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/19	1,585	1,786,343
New York (City of) Transitional Finance Authority; Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,104,080
Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,047,144
New York (City of); Series 2014 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/20	5,365	6,340,035
Series 2014 B, Ref. Unlimited Tax GO Bonds	5.00%	08/01/20	5,945	7,025,444
Series 2014 J, Ref. Unlimited Tax GO Bonds	5.00%	08/01/19	10,000	11,654,500
Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/17	750	834,390
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (c)	0.59%	08/01/25	3,250	3,249,675
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/19	500	579,290
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,424,970
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB	5.00%	05/01/15	500	509,965
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (INS-AGC) (a)	5.75%	10/01/24	1,000	1,168,690
New York (State of) Thruway Authority; Series 2013 A, Jr. General RB	5.00%	05/01/19	5,000	5,780,200
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC) (a)	4.00%	10/01/19	1,100	1,181,268
Tobacco Settlement Financing Corp.; Series 2011 A, Asset-Backed RB	3.00%	06/01/16	3,000	3,120,180
Series 2011 A, Asset-Backed RB	4.00%	06/01/17	4,000	4,338,240
Triborough Bridge and Tunnel Authority; Subseries 2014 ABCD-3, Ref. Floating Rate RB (INS-AGM) (a)(c)	0.29%	01/01/17	2,250	2,253,105
Subseries 2014 ABCD-4, Ref. Floating Rate RB (INS-AGM) (a)(c)	0.39%	01/01/18	2,000	2,003,800
Yonkers (City of); Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	11/15/20	655	761,556
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	11/15/22	500	572,060
				63,716,332

North Carolina–0.90%

Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System); Series 2007 A, Ref. Health Care RB	5.00%	01/15/19	1,000	1,088,460
Series 2009 A, Ref. Health Care RB	5.00%	01/15/20	3,500	4,002,110
North Carolina (State of) Eastern Municipal Power Agency; Series 2008 C, Power System RB (INS-AGC) (a)	6.00%	01/01/19	355	383,975
North Carolina (State of) Medical Care Commission (Wake Forest Baptist); Series 2012, Ref. Floating Rate Health Care Facilities RB (b)(c)	0.78%	12/01/17	4,400	4,386,888
North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB (b)	4.00%	03/01/18	2,000	2,155,580
Oak Island (Town of); Series 2008 A, Enterprise System RB (INS-NATL) (a)	5.00%	06/01/20	1,065	1,169,445
				13,186,458

Ohio–6.14%

Akron (City of); Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (a)	5.00%	03/01/16	2,675	2,828,197
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (a)	5.00%	03/01/18	2,010	2,269,109
Allen (County of) (Catholic Healthcare Partners); Series 2010 B, Hospital Facilities RB	5.00%	09/01/16	1,000	1,076,920
Series 2010 B, Hospital Facilities RB	5.00%	09/01/18	2,000	2,280,880
Series 2010 B, Hospital Facilities RB	5.00%	09/01/20	2,920	3,405,333
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/23	2,850	3,223,350

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Buckeye Tobacco Settlement Financing Authority; Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	$1,430	$1,503,402
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	2,142,550
Cleveland (City of); Series 2006 A, Airport System RB (INS-AMBAC) (a)	5.25%	01/01/21	3,980	4,654,849
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/18	2,000	2,221,900
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/19	2,000	2,261,900
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/20	4,000	4,488,360
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/23	2,000	2,240,840
Series 2009 C, Airport System RB (INS-AGC) (a)	5.00%	01/01/27	1,000	1,107,940
Series 2011 A, Airport System RB	5.00%	01/01/17	7,605	8,219,028
Series 2011 A, Airport System RB	5.00%	01/01/22	2,315	2,640,790
Franklin (County of) (OhioHealth Corp.); Series 2011 D, Ref. Hospital Facilities RB (b)	4.00%	08/01/16	2,500	2,647,200
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	4.00%	12/01/16	250	263,465
Series 2011 A, Hospital Facilities RB	5.00%	12/01/18	170	189,885
Series 2011 A, Hospital Facilities RB	5.75%	12/01/26	250	295,490
Lancaster Port Authority; Series 2014, Gas Supply Ref. Floating Rate RB (b)(c)	0.83%	08/01/19	10,000	10,092,000
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B-1, Hospital RB	4.75%	01/01/20	3,000	3,407,880
Series 2009 B-1, Hospital RB	4.75%	01/01/21	1,000	1,126,590
Series 2009 B-1, Hospital RB	5.00%	01/01/22	1,000	1,136,890
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/24	1,000	1,148,650
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2006 A, Ref. PCR (b)	3.75%	12/03/18	1,500	1,585,005
Series 2009, Ref. PCR (b)	2.25%	09/15/16	1,000	1,010,220
Series 2009, Ref. PCR (b)	3.10%	03/01/19	3,000	3,051,780
Series 2009 A, RB	5.70%	08/01/20	7,620	8,788,984
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,560,640
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 C, Hospital RB (b)	4.88%	07/15/15	2,525	2,598,654
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,140,068
				89,608,749

Oklahoma–1.22%

Cleveland (County of) Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	1,000	1,025,400
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,246,860
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,108,820
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,280	1,406,464
Oklahoma (State of) Municipal Power Authority; Series 2008 A, Power Supply System RB	5.25%	01/01/18	300	339,159
Series 2008 A, Power Supply System RB (b)(d)	5.38%	01/01/18	250	285,145
Series 2008 A, Power Supply System RB (b)(d)	5.88%	01/01/18	250	288,958
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/19	2,165	2,365,652
Tulsa (City of) Airports Improvement Trust; Series 2009 A, General RB	4.00%	06/01/15	670	681,350
Series 2009 A, General RB	5.38%	06/01/24	1,750	1,775,690
Tulsa (County of) Industrial Authority; Series 2003 A, Capital Improvements RB	4.00%	05/15/16	5,000	5,264,600
Series 2005 A, Capital Improvements RB	4.00%	05/15/17	1,000	1,082,220
				17,870,318

Oregon–0.70%

Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/16	1,000	1,066,260
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.00%	04/01/28	500	565,635
Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,573,127

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oregon–(continued)

Oregon (State of) Facilities Authority (PeaceHealth); Series 2009 A, Ref. RB	5.00%	11/01/15	$660	$688,816
Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	2,041,078
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/16	1,000	1,052,050
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	1,000	1,116,770
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty) (e)	0.00%	06/15/23	2,500	2,053,150
				10,156,886

Pennsylvania–5.29%

Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/17	800	872,024
Bethlehem (City of); Series 2014, Gtd. Ref. Water RB	5.00%	11/15/20	1,475	1,713,950
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/21	1,400	1,635,102
Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	536,160
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	1,000	1,092,280
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	4.00%	03/01/16	250	260,280
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (b)	2.55%	12/03/18	2,000	2,035,400
Pennsylvania (State of) Economic Development Financing Authority (Waste Management); Series 2009, Solid Waste Disposal RB (b)	1.75%	12/01/15	2,000	2,022,940
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University); Series 2009, RB	4.25%	08/01/19	3,000	3,360,600
Series 2009, RB	5.00%	08/01/17	1,000	1,111,720
Series 2009, RB	5.00%	08/01/21	775	882,345
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/21	5,000	5,809,750
Pennsylvania (State of) Turnpike Commission; Series 2008 C-1, Sub. RB (INS-AGC) (a)	6.00%	06/01/23	500	577,205
Series 2009 B, Sub. RB	5.00%	06/01/21	3,550	4,065,105
Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,869,850
Series 2011 A, RB	5.00%	12/01/22	1,500	1,799,310
Series 2011 A, RB	5.00%	12/01/23	1,500	1,801,230
Series 2012 B, Floating Rate RB (c)	0.59%	12/01/16	5,000	5,015,550
Series 2013 B, Floating Rate RB (c)	1.19%	12/01/19	3,000	3,069,300
Series 2014 B-1, Ref. Floating Rate RB (c)	0.64%	12/01/18	3,000	3,009,990
Philadelphia (City of) (1975 General Ordinance); Twentieth Series 2011, Ref. Gas Works RB	4.00%	07/01/15	2,465	2,515,681
Philadelphia (City of) (1998 General Ordinance); Tenth Series 2011, Ref. Gas Works RB (INS-AGM) (a)	4.00%	07/01/17	1,000	1,076,960
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/27	1,320	1,377,341
Philadelphia (City of); Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	4.50%	08/01/20	2,150	2,415,181
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/21	2,500	2,872,100
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/22	5,000	5,715,300
Series 2009 B, Limited Tax GO Bonds (b)(d)	6.00%	07/15/16	1,000	1,092,300
Series 2009 B, Limited Tax GO Bonds (b)(d)	6.25%	07/15/16	2,000	2,192,740
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	5.75%	07/15/17	1,000	1,084,780
Series 2010 A, Ref. Water & Wastewater RB (INS-AGM) (a)	5.00%	06/15/19	1,000	1,166,010
Pittsburgh Public School District; Series 2009 A, Limited Tax GO Bonds (d)	4.00%	09/01/19	860	972,075
Series 2009 A, Limited Tax GO Bonds (INS-AGC) (a)	4.00%	09/01/19	2,245	2,493,881
Reading (City of); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.63%	11/01/23	1,500	1,676,550
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (b)(d)	6.00%	07/01/20	500	621,765
Spring-Ford Area School District; Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/16	685	707,406
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/17	620	653,213

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
St. Mary Hospital Authority (Catholic Health East); Series 2010 A, Health System RB	4.00%	11/15/15	$1,445	$1,496,066
Series 2010 A, Health System RB	5.00%	11/15/18	2,645	3,022,733
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS-AGM) (a)	5.50%	04/01/24	500	572,175
				77,264,348

Rhode Island–0.29%
Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Student Loan Program RB	4.75%	12/01/15	1,150	1,193,366
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2006 A, Ref. Hospital Financing RB (INS-AGM) (a)	5.00%	05/15/15	1,000	1,019,330
Series 2009 A, Hospital Financing RB (INS-AGC) (a)	6.13%	05/15/27	500	576,215
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC) (a)	5.25%	09/15/29	1,265	1,433,296
				4,222,207

South Carolina–1.23%
Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Pollution Control Facilities RB	3.60%	02/01/17	1,000	1,061,320
Piedmont Municipal Power Agency; Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	2,225	2,336,739
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,333,880
Rock Hill (City of); Series 2009 C, Ref. Combined Utility System RB (INS-AGC) (a)	4.00%	01/01/15	2,405	2,413,442
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	620	676,904
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2010, Ref. Hospital RB	5.00%	02/01/15	1,000	1,008,040
Series 2010, Ref. Hospital RB	5.00%	02/01/16	1,140	1,197,752
Series 2010, Ref. Hospital RB	5.00%	02/01/18	1,000	1,114,900
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/15	500	513,240
Series 2013 A, Ref. Hospital RB	5.00%	08/01/21	1,300	1,466,309
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2005 A, Ref. Hospital RB (INS-AGM) (a)	4.00%	08/01/17	1,500	1,610,760
Spartanburg (City of) Sanitary Sewer District; Series 2009 B, Ref. Conv. Sewer System RB (INS-AGC) (a)	4.00%	03/01/16	1,110	1,158,884
Spartanburg Regional Health Services District, Inc.; Series 2008 D, Ref. Hospital RB (INS-AGC) (a)	5.25%	04/15/20	1,000	1,122,200
				18,014,370

South Dakota–0.58%
Rapid City (City of); Series 2009, Water RB	5.00%	11/01/21	1,170	1,364,267
Series 2009, Water RB	5.00%	11/01/24	1,620	1,875,620
Series 2009, Water RB	5.00%	11/01/25	1,650	1,906,971
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/21	1,000	1,153,930
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health); Series 2009, RB	5.00%	11/01/16	500	541,330
Series 2009, RB	5.00%	11/01/17	430	479,755
Series 2009, RB	5.00%	11/01/24	1,000	1,120,480
				8,442,353

Tennessee–0.64%
Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS-AGM) (a)	4.50%	10/01/16	2,500	2,655,200
Jackson (City of) (Jackson-Madison County General Hospital); Series 2008, Ref. & Improvement Hospital RB	5.25%	04/01/23	1,000	1,096,620
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/22	2,165	2,527,139
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills); Series 2012, Ref. & Improvement RB	5.00%	07/01/20	860	965,806
Series 2012, Ref. & Improvement RB	5.00%	07/01/21	885	995,501

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)	5.00%	09/01/17	$1,000	$1,114,810
				9,355,076

Texas–9.56%
Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/24	1,500	1,616,490
Bexar (County of) Metropolitan Water District; Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	1,295	1,372,001
Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,834,825
Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,814,050
Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,759,950
Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,746,750
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, Education RB	5.00%	08/15/23	750	859,522
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/22	1,100	1,275,472
Dallas (County of) Utility & Reclamation District; Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	02/15/19	1,200	1,300,596
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.15%	02/15/21	3,000	3,234,540
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/21	1,000	1,127,320
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB (c)	0.64%	06/01/18	1,750	1,750,735
Series 2013 B, Ref. Floating Rate Hospital RB (c)	0.74%	06/01/19	2,065	2,066,507
Series 2014 B, Floating Rate Hospital RB (b)(c)	0.62%	12/01/19	10,000	10,001,400
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System); Series 2009, Ref. RB (d)	5.00%	02/15/17	1,700	1,865,342
Series 2009, Ref. RB (d)	5.00%	02/15/18	2,000	2,263,760
Series 2009, Ref. RB (d)	5.00%	02/15/19	1,000	1,159,820
Series 2009, Ref. RB (b)(d)	5.63%	02/15/19	2,500	2,958,025
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	569,526
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital); Series 2009, Hospital RB	5.00%	10/01/24	1,750	1,998,395
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC) (a)	5.00%	05/15/23	1,500	1,672,845
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/21	535	602,340
Series 2013 A, Ref. RB	5.00%	06/01/22	855	967,928
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	4,000	4,447,080
Series 2008, Solid Waste Disposal RB	4.70%	05/01/18	7,320	7,959,695
Houston (City of) Convention & Entertainment Facilities Department; Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/15	1,000	1,036,200
Houston (City of); Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/15	325	334,327
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/16	250	267,790
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/17	340	376,693
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/18	500	569,145
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/19	250	282,308
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (b)(c)	0.79%	06/01/17	11,000	11,043,780
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB	5.75%	08/15/24	365	409,559
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS-AGC) (a)	5.00%	10/01/27	1,230	1,378,387
Lower Colorado River Authority; Series 2009, RB	5.25%	05/15/29	455	512,526
Series 2009, Ref. RB (b)(d)	5.25%	05/15/19	30	35,235
Series 2009, Ref. RB (b)(d)	5.25%	05/15/19	5	5,873
Series 2009, Ref. RB (b)(d)	5.25%	05/15/19	10	11,745

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)	5.50%	02/15/15	$1,875	$1,891,444
Series 2009, Ref. & Improvement RB (d)	5.50%	02/15/16	1,505	1,574,456
Series 2009, Ref. & Improvement RB (d)	5.50%	02/15/17	2,100	2,256,681
Mansfield (City of); Series 2008, Limited Tax GO Ctfs.	6.13%	02/15/26	500	573,915
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (a)	4.00%	04/01/18	200	216,100
Series 2014 A, Student Housing RB (INS-AGM) (a)	4.00%	04/01/20	325	355,784
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC) (a)	5.00%	12/15/24	2,000	2,273,920
North Texas Tollway Authority; Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,291,420
Series 2008 E-3, Ref. First Tier System RB (b)(d)	5.75%	01/01/16	2,610	2,753,524
Series 2011 A, Ref. First Tier Floating Rate RB (b)(c)	0.84%	01/01/19	7,000	6,999,930
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/19	500	573,585
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	02/15/26	1,000	1,136,470
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/24	500	565,795
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center); Series 2009 A, Hospital RB (INS-AGC) (a)	5.00%	09/01/22	595	670,476
Series 2009 A, Hospital RB (INS-AGC) (a)	5.00%	09/01/24	1,280	1,429,466
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/19	4,405	4,819,731
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2010 A, Hospital RB	5.00%	12/01/15	525	550,084
Series 2010 A, Hospital RB	5.00%	12/01/17	1,250	1,405,662
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/19	3,500	3,996,440
Series 2012, Gas Supply RB	5.00%	12/15/21	3,900	4,576,143
Series 2012, Gas Supply RB	5.00%	12/15/22	500	586,265
Series 2012, Gas Supply RB	5.00%	12/15/23	6,050	6,928,399
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/26	1,500	1,651,740
Trinity River Authority (Tarrant County Water); Series 2005, Ref. & Improvement RB (INS-NATL) (a)	5.00%	02/01/24	4,240	4,372,034
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.00%	07/01/21	1,285	1,448,735
Uptown Development Authority (Infrastructure Improvement Facilities); Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/22	900	989,703
Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/23	1,455	1,591,508
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	450	493,690
West Harris County Regional Water Authority; Series 2005, Water System RB (b)(d)	5.00%	12/15/14	1,000	1,002,300
Series 2009, Water System RB	5.00%	12/15/16	1,000	1,090,720
				139,554,602

Utah–0.48%
Intermountain Power Agency; Series 2009 B, Ref. Sub. Power Supply RB (b)(d)	4.00%	01/01/15	1,945	1,951,885
Subseries 2014-A, Ref. Sub. Power Supply RB	5.00%	07/01/19	2,500	2,918,875
Riverton (City of) (IHC Health Services, Inc.); Series 2009, Hospital RB	5.00%	08/15/15	645	666,982
Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,495,548
				7,033,290

Vermont–0.07%
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS-AGM) (a)	5.00%	12/01/22	1,000	1,094,100

Virgin Islands–0.78%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.75%	10/01/19	1,500	1,701,075

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands–(continued)
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/18	$1,875	$2,027,719
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,033,730
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,067,470
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,095,080
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,113,700
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	546,030
Series 2010 A, Sr. Lien RB	5.00%	10/01/15	500	516,865
Series 2010 A, Sr. Lien RB	5.00%	10/01/16	345	368,277
Series 2010 B, Sub. Lien RB	5.00%	10/01/25	750	817,935
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Electric System RB (INS-AGM) (a)	5.00%	07/01/22	1,000	1,121,640
				11,409,521

Virginia–0.46%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	556,525
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2010 B, Ref. Hospital RB	5.00%	07/01/15	1,095	1,119,583
Series 2010 B, Ref. Hospital RB	5.00%	07/01/16	2,090	2,203,926
Series 2010 B, Ref. Hospital RB	5.00%	07/01/18	1,255	1,378,429
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB (b)(d)	5.00%	10/01/18	1,315	1,519,995
				6,778,458

Washington–2.39%
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/26	500	544,355
Series 2009, Ref. Electric System RB	5.00%	01/01/28	300	322,395
Cowlitz (County of) (Cowlitz Sewer Operating Board - Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL) (a)	5.50%	11/01/19	2,500	2,809,575
Everett (City of); Series 2014, Ref. Limited Tax SIFMA Index Floating Rate GO Bonds (b)(c)	0.44%	12/01/19	8,000	8,000,640
Grant (County of) Public Utility District No. 2; Series 2014 K, Floating Rate RB (b)(c)	0.36%	12/01/17	3,000	3,000,390
Washington (State of) Economic Development Finance Authority (Waste Management, Inc.); Series 2005 D, Solid Waste Disposal RB (g)	1.25%	11/01/17	3,000	3,016,290
Series 2008, Solid Waste Disposal RB (g)	2.13%	06/01/20	3,000	3,042,060
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (b)(d)	5.25%	08/01/18	985	1,138,237
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/20	500	590,795
Washington (State of) Higher Education Facilities Authority (Gonzaga University); Series 2009, Ref. RB	5.38%	04/01/20	1,050	1,193,598
Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,232,170
Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	2,916,949
Series 2010 A, Ref. RB	5.00%	04/01/15	2,955	2,996,961
Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	2,039,942
				34,844,357

West Virginia–1.22%
Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR (b)	1.63%	10/01/18	7,000	7,033,740
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2008 C, Ref. PCR	3.25%	05/01/19	5,255	5,444,180
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (INS-AGM) (a)	5.38%	06/01/28	1,200	1,324,296
West Virginia (State of) University; Series 2014 C, Ref. Floating Rate RB (b)(c)	0.57%	10/01/19	4,000	4,002,080
				17,804,296

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–0.93%

Manitowoc (City of); Series 2009, Ref. Electric Power System RB (INS-AGC) (a)	4.25%	10/01/15	$1,510	$1,558,199
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (b)	5.13%	08/15/16	2,130	2,295,522
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 C, RB	4.00%	04/01/15	2,060	2,086,924
Series 2009 C, RB	5.00%	04/01/19	750	867,293
Series 2009 C, RB	5.00%	04/01/20	750	860,948
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University); Series 2008 B-1, Ref. RB	3.50%	10/01/16	1,005	1,058,958
Series 2008 B-1, Ref. RB	3.75%	10/01/18	880	967,296
Series 2008 B-3, RB	3.75%	10/01/18	1,125	1,236,600
Series 2008 B-3, RB	4.00%	10/01/19	1,145	1,283,282
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.00%	02/15/18	400	419,448
Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS-AMBAC) (a)	5.00%	12/15/16	855	892,902
				13,527,372

Wyoming–0.43%

Campbell (County of) Hospital District (Campbell County Memorial Hospital); Series 2009, RB	4.00%	12/01/15	1,285	1,330,039
Series 2009, RB	5.00%	12/01/17	1,170	1,285,163
Series 2009, RB	5.00%	12/01/18	545	604,967
Laramie (County of) (Cheyenne Regional Medical Center); Series 2012, Hospital RB	3.00%	05/01/16	485	500,413
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,383,588
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,122,270
				6,226,440
TOTAL INVESTMENTS(h)–96.44% (Cost $1,322,489,205)				1,408,340,153
OTHER ASSETS LESS LIABILITIES–3.56%				51,934,685
NET ASSETS–100.00%				$1,460,274,838

Investment Abbreviations:

AGC	— Assured Guaranty Corp.	INS	— Insurer

AGM	— Assured Guaranty Municipal Corp.	Jr.	— Junior

AMBAC	— American Municipal Bond Assurance Corp.	NATL	— National Public Finance Guarantee Corp.

BAN	— Bond Anticipation Notes	PCR	— Pollution Control Revenue Bonds

BHAC	— Berkshire Hathaway Assurance Corp.	RAB	— Revenue Anticipation Bonds

CAB	— Capital Appreciation Bonds	RAC	— Revenue Anticipation Certificates

CEP	— Credit Enhancement Provider	RB	— Revenue Bonds

Conv.	— Convertible	Ref.	— Refunding

COP	— Certificates of Participation	Sec.	— Secured

Ctfs.	— Certificates	SGI	— Syncora Guarantee, Inc.

FTA	— Federal Transit Administration	Sr.	— Senior

GO	— General Obligation	Sub.	— Subordinated

Gtd.	— Guaranteed	TEMPS	— Tax-Exempt Mandatory Paydown Securities

IDR	— Industrial Development Revenue Bonds

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Zero coupon bond issued at a discount.

(f)	Security subject to crossover refunding.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $6,058,350, which represented less than 1% of the Fund’s Net Assets.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	13.0%
Assured Guaranty Corp.	10.1

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Tax-Free Intermediate Fund

D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2014 was $152,207,289 and $197,464,884, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$86,047,755
Aggregate unrealized (depreciation) of investment securities	(196,807)
Net unrealized appreciation of investment securities	$85,850,948
Cost of investments is the same for tax and financial reporting purposes.

Invesco Tax-Free Intermediate Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.